UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2004 - October 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

› Annual Report

October 31, 2005

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Insured Long-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

>	The Vanguard Municipal Bond Funds produced positive total returns in a rising interest rate environment. The Limited-Term Tax-Exempt Fund had the lowest return, at 0.7%, while the High-Yield Tax-Exempt Fund’s 3.2% return was the highest for the group (both returns are for Investor Shares).

>	The Federal Reserve Board increased the federal funds target rate eight times during the fiscal year, but long-term rates did not move in sync with short-term rates, causing a flattening of the yield curve.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Advisor's Report	9
Vanguard Tax-Exempt Money Market Fund	12
Vanguard Short-Term Tax-Exempt Fund	19
Vanguard Limited-Term Tax-Exempt Fund	28
Vanguard Intermediate-Term Tax-Exempt Fund	37
Vanguard Insured Long-Term Tax-Exempt Fund	46
Vanguard Long-Term Tax-Exempt Fund	55
Vanguard High-Yield Tax-Exempt Fund	64
About Your Fund's Expenses	74
Glossary	77

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2005

Vanguard Tax-Exempt Fund	Total Return	Income Return	Capital Return	SEC Annualized Yield[1]
Money Market[2]	2.1%	2.1%	0.0%	2.59%
Short-Term
Investor Shares	1.3	2.2	-0.9	2.79
Admiral™ Shares[3]	1.4	2.3	-0.9	2.86
Limited-Term
Investor Shares	0.7	3.0	-2.3	3.11
Admiral Shares	0.8	3.1	-2.3	3.18
Intermediate-Term
Investor Shares	1.0	4.0	-3.0	3.58
Admiral Shares	1.1	4.1	-3.0	3.65
Insured Long-Term
Investor Shares	2.0	4.5	-2.5	3.76
Admiral Shares	2.1	4.6	-2.5	3.83
Long-Term
Investor Shares	1.7	4.5	-2.8	3.84
Admiral Shares	1.8	4.6	-2.8	3.91
High-Yield
Investor Shares	3.2	4.6	-1.4	4.05
Admiral Shares	3.3	4.7	-1.4	4.12

1	7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.
2	An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

1

Chairman’s Letter

Dear Shareholder,

During the 12 months ended October 31, 2005, income from the Vanguard Municipal Bond Funds was sufficient to overcome price drops for the funds’ holdings, resulting in positive, but modest, total returns across the fund lineup. A steady climb in short-term interest rates—part of the Federal Reserve Board’s inflation-fighting campaign—was felt across much of the bond maturity spectrum.

As shown in the table on page 1, the highest returns for Investor Shares came from each end of the risk spectrum—the High-Yield Tax-Exempt Fund and the Tax-Exempt Money Market Fund, whose very short-term holdings allow it to quickly take advantage of rising interest rates. Returns for Investor Shares of the remaining funds ranged from 0.7% to 2.0%. The Tax-Exempt Money Market Fund, as expected (but not guaranteed), maintained a net asset value of $1.00.

The table on page 1 also displays the yields of each fund at the fiscal year-end. To compare these yields with those paid by fully taxable bond funds, you need to calculate taxable-equivalent yields using your marginal federal income tax rate. For example, if your marginal tax rate is 35%, the Intermediate-Term Tax-Exempt Fund (Investor Shares) would have a fiscal year-end taxable-equivalent yield of 5.51%, or 3.58/(1–0.35).

2

The funds’ starting and ending net asset values and per-share distributions are shown on page 8.

The yield curve flattened as Fed pushed short-term rates up

For much of the fiscal year, fixed income investors and the Federal Reserve seemed to be working at cross-purposes. The Fed continued to tighten monetary policy, raising its target for the federal funds rate in steps to 3.75%—an increase of 2 full percentage points over the 12 months. (The day after the end of the fiscal year, on November 1, the Fed boosted its target by an additional quarter-point.)

While the yields of shorter-term U.S. Treasury securities followed the Fed’s lead, the rates of longer-term government bonds remained unchanged, rose modestly, or even declined. This phenomenon, known as a flattening of the yield curve, reflected strong demand for long-maturity bonds and, perhaps, the market’s assessment that long-term inflation pressures remained under control.

The yield of the 3-month Treasury bill (a proxy for money market rates) rose steadily from 1.89% at the beginning of the period to 3.88% at the end. The yield of the 10-year Treasury note, a benchmark for longer-term interest rates, made a far less significant move. It started the fiscal year at 4.02%, dropped to 3.91% in the summer, then climbed to 4.55% at fiscal year-end. As the yield curve flattened, prices generally fell for shorter-term Treasuries, and their returns lagged those of their longer-term counterparts.

Market Barometer

	Average Annual Total Returns Periods Ended October 31, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	1.1%	3.8%	6.3%

Lehman Municipal Bond Index	2.5	4.6	6.0

Citigroup 3-Month Treasury Bill Index	2.7	1.6	2.3

Stocks

Russell 1000 Index (Large-caps)	10.5%	13.9%	-1.4%

Russell 2000 Index (Small-caps)	12.1	21.5	6.7

Dow Jones Wilshire 5000 Index (Entire market)	10.8	14.9	-0.5

MSCI All Country World Index ex USA (International)	20.6	23.5	4.7

CPI

Consumer Price Index	4.3%	3.2%	2.7%

3

Performance in municipal markets was slightly better than in the Treasury markets because yields rose less across the maturity spectrum, causing a smaller drop in municipal bond prices. The Lehman Brothers Municipal Bond Index returned 2.5%.

Investment-grade taxable bonds, as measured by the Lehman Aggregate Bond Index, returned 1.1% for the 12 months. Below-investment-grade bonds were the best fixed income performers, as strong cash flows fortified corporate balance sheets and investors sought out higher yields. The Lehman High Yield Index returned 4.1%.

Investors translated mixed signals into solid stock market returns

During the 12 months ended October 31, investors grappled with a variety of discordant signals: Robust economic expansion and strong corporate earnings were one theme, but high energy prices and rising interest rates sounded a dissonant counterpoint. Optimism prevailed, and stock prices registered respectable 12-month gains.

Smaller stocks outperformed the market’s larger companies, and value-oriented stocks (those with low prices relative to earnings, book value, and other fundamental measures) outpaced growth stocks. Both trends have persisted more or less steadily for the past five years. International stocks turned in excellent returns, even as the strengthening U.S. dollar reduced the gains for U.S.-based investors.

Total Returns
	Fiscal Year Ended October 31, 2005
Tax-Exempt Fund Investor Shares	Vanguard Fund	Average Competing Fund[1]	Difference

Money Market	2.1%	1.5%	0.6%

Short-Term	1.3	1.1	0.2

Limited-Term	0.7	0.9	-0.2

Intermediate-Term	1.0	0.7	0.3

Insured Long-Term	2.0	1.4	0.6

Long-Term	1.7	2.1	-0.4

High-Yield	3.2	5.9	-2.7

1	Derived from data provided by Lipper Inc.

4

Municipal bonds fared better than Treasuries

As mentioned earlier, rate increases were more modest across the municipal bond spectrum compared with Treasuries. For example, the yield on a 5-year Treasury note increased 116 basis points (1.16 percentage points) during the 12-month period, compared with an 81-basis-point rise for municipal bonds with the same maturity. The smaller move in municipal yields meant a less significant price drop and therefore less of a performance headwind for tax-exempt funds.

For our Investor Shares, the Long-Term Tax-Exempt Fund returned 1.7% and the Insured Long-Term Tax-Exempt Fund returned 2.0%. The Intermediate-Term Tax-Exempt Fund experienced the greatest decline in its bonds’ prices, resulting in a return of just 1.0%. On the shorter end of the maturity spectrum, the Limited-Term Tax-Exempt Fund’s total return was 0.7%, and the Short-Term Tax-Exempt Fund registered a 1.3% return.

The change in the interest rate environment benefited the Tax-Exempt Money Market Fund most. The portfolio’s short maturity means that rising interest rates translate quickly into higher income. (Of course, the reverse is true during periods of declining rates.) The fund’s 2.1% return reflected its rising income and yield, which ended the period at 2.59%, up significantly from its 1.63% level of a year earlier.

Four of the seven tax-exempt funds provided higher returns for the fiscal year than their peer-group averages, as illustrated in the table on page 4. Of those that trailed peer averages, the only significant gap was for the High-Yield Tax-Exempt Fund. Two traits that distinguish the fund from many of its peers provided

Total Returns Ten Years Ended October 31, 2005
	Average Annual Return		Final Value of a $10,000 Initial Investment[1]
Tax-Exempt Fund Investor Shares	Vanguard Fund	Competing Fund	Vanguard Fund	Average Competing Fund	Difference

Money Market	2.6%	2.1%	$12,934	$12,310	$624

Short-Term	3.3	3.2	13,779	13,653	126

Limited-Term	4.0	3.5	14,799	14,116	683

Intermediate-Term	4.9	4.5	16,138	15,501	637

Insured Long-Term	5.8	4.8	17,589	15,951	1,638

Long-Term	5.8	4.9	17,547	16,077	1,470

High-Yield	5.7	5.0	17,355	16,339	1,016

1	Assuming reinvestment of all income dividends and capital gains distributions. Note: Returns shown are rounded; dollar calculations are based on unrounded return figures.

5

a headwind during the fiscal year. The fund holds higher-quality bonds than the broad high-yield municipal market, and it owns somewhat shorter-duration securities—a cautionary move in a rising rate environment, but one that has restrained performance during a period of relatively stable longer-term rates.

Funds maintain advantage over peers across longer periods

Over a 10-year period, all seven funds are ahead of the average return among peer funds. Our managers’ skill in selecting bonds for the portfolios and Vanguard’s low-cost structure have translated into gains across the board, as shown in the chart on page 5. The chart also illustrates the growth of hypothetical $10,000 initial investments in both the Vanguard Municipal Bond Funds and their respective average peers.

The performance differences are greatest among the longer-term funds. Vanguard’s approach of selecting higher-quality bonds, relative to peers, can penalize our tax-exempt funds in the short term, particularly during periods of low interest rates, when many investors pursue higher yields among less-creditworthy bonds. Over longer periods, however, our fixed income managers believe the funds’ conservative bias will benefit investors.

Expense Ratios:[1] Your fund compared with its peer group
Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group Expense Ratio

Money Market	0.13%	—	0.70%

Short-Term	0.16	0.09%	0.98

Limited-Term	0.16	0.09	0.82

Intermediate-Term	0.16	0.09	0.95

Insured Long-Term	0.16	0.09	1.17

Long-Term	0.16	0.09	1.14

High-Yield	0.16	0.09	1.24

1	Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2004.

6

Let our online tool help you analyze your portfolio

The Vanguard Municipal Bond Funds are designed to offer you a tax-advantaged income stream while capturing the returns of their respective segments of the tax-exempt bond market. We hope that they have fulfilled the role assigned to them in your portfolio and will continue to do so.

We encourage you to revisit your portfolio allocations periodically to ensure that they are appropriate to your investment goals, tolerance for risk, and investment horizon. Our website, Vanguard.com, offers a robust “My Portfolio Analysis” tool that lets you analyze your current portfolio and how it differs from the broad market. The tool, available to all shareholders who register for online account access, also walks you through a process to develop a target asset allocation that is appropriate for you. I hope you find this tool useful.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
November 10, 2005

7

Your Fund's Performance at a Glance October 31, 2004-October 31, 2005
			Distributions Per Share
Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.021	$0.000

Short-Term

Investor Shares	15.67	15.53	0.340	0.000

Admiral Shares	15.67	15.53	0.351	0.000

Limited-Term

Investor Shares	10.96	10.71	0.326	0.000

Admiral Shares	10.96	10.71	0.334	0.000

Intermediate-Term

Investor Shares	13.67	13.26	0.548	0.000

Admiral Shares	13.67	13.26	0.558	0.000

Insured Long-Term

Investor Shares	12.90	12.56	0.578	0.019

Admiral Shares	12.90	12.56	0.587	0.019

Long-Term

Investor Shares	11.55	11.23	0.513	0.000

Admiral Shares	11.55	11.23	0.521	0.000

High-Yield

Investor Shares	10.86	10.71	0.492	0.000

Admiral Shares	10.86	10.71	0.500	0.000

8

Advisor’s Report

During the past 12 months, the yields of all but the longest-term fixed income securities rose. The increase was most pronounced among shorter-term municipal securities, producing a “flattening” of the yield curve. A similar pattern unfolded in the U.S. Treasury market, though with a sharper rise in short-term rates.

The Vanguard Municipal Bond Funds provided returns consistent with those of their market segments. The High-Yield Tax-Exempt Fund, which benefited from its relatively longer maturity and tightening credit-quality spreads, turned in the highest result. The Limited-Term Tax-Exempt Fund produced the smallest return.

Fed’s tightening continued; economic growth remained solid

Throughout the fiscal year, the Federal Reserve continued to tighten monetary policy, raising its target for short-term rates from 1.75% to 3.75% in eight separate steps. (On November 1, the Fed raised the target by an additional 0.25 percentage point.) The Fed signaled that it expected to keep raising rates with the goal of averting any acceleration in inflation.

Even as the Fed acted, the broad U.S. economy enjoyed steady growth, driven by consumer spending and business investment. By the end of October, the gross domestic product (GDP) had increased by a healthy 3.6% from its year-earlier level. Although job creation was sporadic, payroll employment increased by 1.4% for the full 12-month period. In addition, the unemployment rate remained low by historical standards.

To the extent that inflation became a concern, energy prices were a primary culprit. Hurricanes Katrina and Rita idled some Gulf Coast refineries, which led to significant spikes in already-high oil and gasoline prices. Rising energy prices lifted the GDP price deflator, one of the broadest measures of inflation, to a rate of 3.1% in the third quarter of calendar 2005, up from 2.6% three months earlier.

Yield curves flattened; hurricanes’ impact was limited

During the past year, yields of Treasury and municipal bonds moved in the same direction, but by different degrees. Among short-term securities, municipal bonds outperformed their Treasury counterparts, as their yields rose (and prices declined) more modestly. Among bonds with maturities of about 10 years, Treasuries outperformed. For the longest-term issues in both markets, the impact of rate changes was limited.

An important development in the municipal market was the Gulf Coast devastation wrought by the two hurricanes. We extend our sympathies to the residents of the affected areas, who clearly sustained the greatest damage from these disasters. But the impact has also been felt nationally every time consumers go to the gas pump.

9

Other consequences may not be as apparent. One encouraging thought is that the rebuilding process typically spurs economic activity, as was the case in California after the Northridge earthquake and in Florida after Hurricane Andrew. On the other hand, it’s also possible to anticipate negative consequences, such as inflation in the prices of building materials and a widening of the federal budget deficit as relief funds are paid.

In the aftermath of past disasters, we have seen property and casualty insurance companies sell municipal securities to finance payments to their policyholders. In the wake of Hurricanes Katrina and Rita, however, we have not seen such sales, a situation that has helped support the municipal market. Although we held securities of issuers in the areas affected by Katrina and Rita, the securities had a limited impact on the funds’ performance. The majority of these securities were prerefunded or insured.

The shifts in market yields affected the funds’ performance

The performance of the Vanguard Municipal Bond Funds reflected both the changing yield environment and the funds’ emphasis on the market’s higher-quality securities.

Rising rates had an immediate positive impact on the Tax-Exempt Money Market Fund. We kept the portfolio’s average maturity near the short end of its typical range, a stance that allowed us to accelerate investment in newly issued, higher-yielding instruments.

Among our bond funds, rising market rates produced a short-term negative impact. Each fund experienced a negative capital return, but in each case the price decline was more than offset by interest income. The returns of the bond funds fell along a continuum, with longer-maturity funds generally outperforming the shorter-maturity portfolios. The exception was the Short-Term Tax-Exempt Fund. That fund’s average weighted maturity lies between those of our Money Market and Limited-Term Funds, which limited the damage to security prices from rising short-term interest rates.

As was the case when we reported to you six months ago, we kept our funds’ durations, a measure of interest-rate sensitivity, in the defensive end of their typical ranges.

Although rising rates cause short-term price declines for bonds, the long-term effect is positive for investors, as interest income and the proceeds of maturing securities can be reinvested in higher-yielding securities.

The relatively conservative positioning of our funds can be an advantage or a disadvantage in any given period, but over time our approach has generated strong results relative to peers. A key reason that we have been able to outperform while maintaining a disciplined, conservative strategy is the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return.

10

Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

Robert F. Auwaerter, Principal
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

November 17, 2005

11

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2005

Financial Attributes
Yield	2.6%
Average Weighted Maturity	34 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Large State Concentrations[2] (% of portfolio)
Texas	16%
Illinois	9
Colorado	5
Michigan	5
Georgia	4
North Carolina	4
Washington	4
Florida	3
Massachusetts	3
Pennsylvania	3
Top Ten	56%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+/F-1+	85%
A-1/P-1/F-1	13
AAA/AA	2

1	Moody's Investors Service.
2	Figures exclude any futures contracts.
3	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 77 for a glossary of investment terms.

12

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: October 31, 1995–October 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Tax-Exempt Money Market Fund	2.13%	1.75%	2.61%	$12,934

Average Tax-Exempt Money Market Fund[1]	1.49	1.20	2.10	12,310

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005

Fiscal Year	Total Return	Average Fund[1] Total Return
1996	3.4%	3.0%
1997	3.5	3.0
1998	3.4	3.0
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
SEC 7-Day Annualized Yield (10/31/2005): 2.59%

1	Returns for Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc. Note: See Financial Highlights table on page 17 for dividend and capital gains information.

13

Tax-Exempt Money Market Fund

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Tax-Exempt Money Market Fund	6/10/1980	2.04%	1.78%	0.00%	2.62%	2.62%

14

Tax-Exempt Money Market Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest[1]	363,820

Total Income	363,820

Expenses

The Vanguard Group—Note B

Investment Advisory Services	1,756

Management and Administrative	14,973

Marketing and Distribution	3,479

Custodian Fees	75

Audit Fees	14

Shareholders' Reports	172

Trustees' Fees and Expenses	20

Total Expenses	20,489

Net Investment Income	343,331

Realized Net Gain (Loss) on Investment Securities Sold	(356)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	342,975

1	Interest income from an affiliated company of the fund was $2,054,000.

15

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	343,331	140,585

Realized Net Gain (Loss)	(356)	528

Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	342,975	141,113

Distributions

Net Investment Income	(343,331)	(140,585)

Realized Capital Gain	—	—

Total Distributions	(343,331)	(140,585)

Capital Share Transactions (at $1.00)

Issued	17,673,171	14,834,654

Issued in Lieu of Cash Distributions	325,684	133,392

Redeemed	(15,572,960)	(12,466,489)

Net Increase (Decrease) from Capital Share Transactions	2,425,895	2,501,557

Total Increase (Decrease)	2,425,539	2,502,085

Net Assets

Beginning of Period	14,936,446	12,434,361

End of Period	17,361,985	14,936,446

16

Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.021	.010	.010	.015	.031

Net Realized and Unrealized Gain (Loss)

on Investments	—	—	—	—	—

Total from Investment Operations	.021	.010	.010	.015	.031

Distributions

Dividends from Net Investment Income	(.021)	(.010)	(.010)	(.015)	(.031)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.021)	(.010)	(.010)	(.015)	(.031)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.13%	1.03%	0.99%	1.46%	3.15%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$17,362	$14,936	$12,434	$10,864	$9,128

Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets	2.12%	1.03%	0.97%	1.45%	3.08%

17

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $2,039,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

18

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes

	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	396	4,806	36,431
Yield		—	—
Investor Shares	2.8%
Admiral Shares	2.9%
Yield to Maturity[3]	3.0%	3.3%	4.0%
Average Coupon	3.8%	5.0%	5.1%
Average Effective Maturity	1.1 years	2.9 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	1.0 years	2.7 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	24%	—	—

Largest State Concentrations[4] (% of portfolio)
Texas	9%
California	8
New York	8
Massachusetts	6
Arizona	5
Pennsylvania	5
New Jersey	4
Illinois	3
Nevada	3
North Carolina	3
Top Ten	54%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.91	1.00	0.71	1.00
Beta	0.35	1.00	0.14	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	59%
1-3 Years	35
3-5 Years	6

Distribution by Credit Quality (% of portfolio)
AAA	69%
AA	24
A	5
BBB	2

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investment terms.

19

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Short-Term Tax-Exempt Fund Investor Shares	1.29%	2.65%	3.26%	$13,779

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 3 Year Municipal Bond Index	0.34	3.92	4.24	15,147

Average 1-2 Year Municipal Fund[1]	1.05	2.48	3.16	13,653

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Short-Term Tax-Exempt Fund Admiral Shares	1.37%	2.39%	$111,801

Lehman Municipal Bond Index	2.54	5.30	127,556

Lehman 3 Year Municipal Bond Index	0.34	3.39	117,040

1	Derived from data provided by Lipper Inc.
2	February 12, 2001. Note: See Financial Highlights tables on page 24 for dividend and capital gains information.

20

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005
Fiscal Year	Capital Return	Income Return	Total Return	Lehman[1] Total Return

1996	-0.1%	4.0%	3.9%	4.5%

1997	0.0	4.0	4.0	5.5

1998	0.5	4.0	4.5	5.7

1999	-1.0	3.7	2.7	2.2

2000	0.1	4.1	4.2	4.9

2001	1.5	4.2	5.7	8.7

2002	-0.1	2.9	2.8	4.8

2003	0.3	2.0	2.3	3.9

2004	-0.6	1.8	1.2	2.2

2005	-0.9	2.2	1.3	0.3

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	9/1/1977	1.38%	2.74%	0.00%	3.30%	3.30%

Admiral Shares	2/12/2001	1.45	2.43[2]	—	—	—

1	Lehman 3 Year Municipal Bond Index.
2	Return since inception.

21

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest[1]	103,283

Total Income	103,283

Expenses

The Vanguard Group—Note B

Investment Advisory Services	494

Management and Administrative

Investor Shares	2,326

Admiral Shares	1,327

Marketing and Distribution

Investor Shares	436

Admiral Shares	533

Custodian Fees	33

Auditing Fees	18

Shareholders' Reports

Investor Shares	36

Admiral Shares	4

Trustees' Fees and Expenses	6

Total Expenses	5,213

Expenses Paid Indirectly—Note C	(83)

Net Expenses	5,130

Net Investment Income	98,153

Realized Net Gain (Loss) on Investment Securities Sold	(2,281)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	(36,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,452

1	Interest income from an affiliated company of the fund was $4,752,000.

22

Short-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	98,153	85,653

Realized Net Gain (Loss)	(2,281)	(59)

Change in Unrealized Appreciation (Depreciation)	(36,420)	(28,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,452	56,995

Distributions

Net Investment Income

Investor Shares	(41,920)	(40,680)

Admiral Shares	(56,233)	(44,973)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(98,153)	(85,653)

Capital Share Transactions—Note F

Investor Shares	(798,445)	68,015

Admiral Shares	459,867	19,051

Net Increase (Decrease) from Capital Share Transactions	(338,578)	87,066

Total Increase (Decrease)	(377,279)	58,408

Net Assets

Beginning of Period	4,630,610	4,572,202

End of Period	4,253,331	4,630,610

23

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.67	$15.77	$15.73	$15.74	$15.50

Investment Operations

Net Investment Income	.340	.292	.317	.449	.628

Net Realized and Unrealized Gain (Loss) on Investments	(.140)	(.100)	.040	(.010)	.240

Total from Investment Operations	.200	.192	.357	.439	.868

Distributions

Dividends from Net Investment Income	(.340)	(.292)	(.317)	(.449)	(.628)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.340)	(.292)	(.317)	(.449)	(.628)

Net Asset Value, End of Period	$15.53	$15.67	$15.77	$15.73	$15.74

Total Return	1.29%	1.23%	2.28%	2.83%	5.70%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,382	$2,198	$2,144	$1,943	$1,318

Ratio of Total Expenses to Average Net Assets	0.16%	0.14%	0.17%	0.17%	0.19%

Ratio of Net Investment Income to Average Net Assets	2.16%	1.86%	2.01%	2.80%	4.04%

Portfolio Turnover Rate	30%	10%	25%	53%	47%

Admiral Shares
	Year Ended October 31,				Feb. 12[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.67	$15.77	$15.73	$15.74	$15.66

Investment Operations

Net Investment Income	.351	.300	.327	.457	.448

Net Realized and Unrealized Gain (Loss) on Investments	(.140)	(.100)	.040	(.010)	.080

Total from Investment Operations	.211	.200	.367	.447	.528

Distributions

Dividends from Net Investment Income	(.351)	(.300)	(.327)	(.457)	(.448)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.351)	(.300)	(.327)	(.457)	(.448)

Net Asset Value, End of Period	$15.53	$15.67	$15.77	$15.73	$15.74

Total Return	1.37%	1.28%	2.35%	2.88%	3.42%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,871	$2,433	$2,428	$1,601	$1,055

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.13%[2]

Ratio of Net Investment Income to Average Net Assets	2.26%	1.91%	2.05%	2.86%	3.96%[2]

Portfolio Turnover Rate	30%	10%	25%	53%	47%

1	Inception.
2	Annualized.

24

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Short-Term Tax-Exempt Fund

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $514,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s management and administrative expenses by $83,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At October 31, 2005, the fund had available realized losses of $5,331,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, and $2,281,000 through October 31, 2013.

At October 31, 2005, net unrealized depreciation of investment securities for tax purposes was $25,344,000, consisting of unrealized gains of $945,000 on securities that had risen in value since their purchase and $26,289,000 in unrealized losses on securities that had fallen in value since their purchase.

E.     During the year ended October 31, 2005, the fund purchased $896,303,000 of investment securities and sold $1,170,048,000 of investment securities, other than temporary cash investments.

26

Short-Term Tax-Exempt Fund

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	796,636	51,118	1,193,041	75,919

Issued in Lieu of Cash Distributions	34,752	2,231	34,077	2,170

Redeemed	(1,629,833)	(104,643)	(1,159,103)	(73,782)

Net Increase (Decrease)—Investor Shares	(798,445)	(51,294)	68,015	4,307

Admiral Shares

Issued	1,689,460	108,462	1,422,199	90,512

Issued in Lieu of Cash Distributions	45,674	2,933	35,664	2,271

Redeemed	(1,275,267)	(81,834)	(1,438,812)	(91,534)

Net Increase (Decrease)—Admiral Shares	459,867	29,561	19,051	1,249

27

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	743	4,806	36,431
Yield		—	—
Investor Shares	3.1%
Admiral Shares	3.2%
Yield to Maturity[3]	3.3%	3.3%	4.0%
Average Coupon	4.7%	5.0%	5.1%
Average Effective
Maturity	2.5 years	2.9 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	2.2 years	2.7 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	6%	—	—

Largest State Concentrations[4] (% of portfolio)
Texas	9%
New York	8
California	7
New Jersey	5
Florida	4
Massachusetts	4
Illinois	4
Ohio	4
Michigan	3
Hawaii	3
Top Ten	51%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.95	1.00	0.87	1.00
Beta	0.95	1.00	0.40	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	20%
1-3 Years	47
3-5 Years	23
Over 5 Years	10

Distribution by Credit Quality (% of portfolio)
AAA	57%
AA	31
A	7
BBB	5

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investment terms.

28

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Limited-Term Tax-Exempt Fund Investor Shares	0.71%	3.66%	4.00%	$14,799

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 3 Year Municipal Bond Index	0.34	3.92	4.24	15,147

Average 1-5 Year Municipal Fund[1]	0.87	3.19	3.51	14,116

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Limited-Term Tax-Exempt Fund Admiral Shares	0.78%	3.20%	$116,024

Lehman Municipal Bond Index	2.54	5.30	127,556

Lehman 3 Year Municipal Bond Index	0.34	3.39	117,040

1	Derived from data provided by Lipper Inc.
2	February 12, 2001. Note: See Financial Highlights tables on page 33 for dividend and capital gains information.

29

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005

Fiscal Year	Capital Return	Income Return	Total Return	Lehman[1] Total Return
1996	-0.2%	4.6%	4.4%	4.5%
1997	0.5	4.5	5.0	5.5
1998	1.0	4.4	5.4	5.7
1999	-2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	-1.1	2.9	1.8	2.2
2005	-2.3	3.0	0.7	0.3

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	8/31/1987	1.07%	3.80%	0.06%	4.01%	4.07%

Admiral Shares	2/12/2001	1.14	3.29[2]	—	—	—

1	Lehman 3 Year Municipal Bond Index.
2	Return since inception.

30

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest[1]	217,690

Total Income	217,690

Expenses

The Vanguard Group—Note B

Investment Advisory Services	762

Management and Administrative

Investor Shares	3,814

Admiral Shares	2,080

Marketing and Distribution

Investor Shares	706

Admiral Shares	721

Custodian Fees	48

Auditing Fees	19

Shareholders' Reports

Investor Shares	57

Admiral Shares	9

Trustees' Fees and Expenses	9

Total Expenses	8,225

Expenses Paid Indirectly—Note C	(204)

Net Expenses	8,021

Net Investment Income	209,669

Realized Net Gain (Loss)

Investment Securities Sold	(17,360)

Futures Contracts	(1,877)

Realized Net Gain (Loss)	(19,237)

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(144,211)

Futures Contracts	23

Change in Unrealized Appreciation (Depreciation)	(144,188)

Net Increase (Decrease) in Net Assets Resulting from Operations	46,244

1	Interest income from an affiliated company of the fund was $2,017,000

31

Limited-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	209,669	197,487

Realized Net Gain (Loss)	(19,237)	(2,262)

Change in Unrealized Appreciation (Depreciation)	(144,188)	(68,848)

Net Increase (Decrease) in Net Assets Resulting from Operations	46,244	126,377

Distributions

Net Investment Income

Investor Shares	(95,001)	(98,009)

Admiral Shares	(114,668)	(99,478)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(209,669)	(197,487)

Capital Share Transactions—Note F

Investor Shares	(1,126,824)	441,039

Admiral Shares	1,173,430	144,114

Net Increase (Decrease) from Capital Share Transactions	46,606	585,153

Total Increase (Decrease)	(116,819)	514,043

Net Assets

Beginning of Period	6,948,418	6,434,375

End of Period	6,831,599	6,948,418

32

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.96	$11.08	$11.00	$10.99	$10.64

Investment Operations

Net Investment Income	.326	.318	.355	.425	.474

Net Realized and Unrealized Gain (Loss) on Investments	(.250)	(.120)	.080	.010	.350

Total from Investment Operations	.076	.198	.435	.435	.824

Distributions

Dividends from Net Investment Income	(.326)	(.318)	(.355)	(.425)	(.474)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.326)	(.318)	(.355)	(.425)	(.474)

Net Asset Value, End of Period	$10.71	$10.96	$11.08	$11.00	$10.99

Total Return	.71%	1.82%	4.00%	4.05%	7.89%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,351	$3,553	$3,148	$2,645	$2,130

Ratio of Total Expenses to Average Net Assets	0.16%	0.14%	0.17%	0.17%	0.19%

Ratio of Net Investment Income to Average Net Assets	3.01%	2.89%	3.19%	3.84%	4.40%

Portfolio Turnover Rate	17%	8%	13%	17%	19%

Admiral Shares	Year Ended October 31,				Feb. 12[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.96	$11.08	$11.00	$10.99	$10.87

Investment Operations

Net Investment Income	.334	.324	.362	.431	.342

Net Realized and Unrealized Gain (Loss) on Investments	(.250)	(.120)	.080	.010	.120

Total from Investment Operations	.084	.204	.442	.441	.462

Distributions

Dividends from Net Investment Income	(.334)	(.324)	(.362)	(.431)	(.342)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.334)	(.324)	(.362)	(.431)	(.342)

Net Asset Value, End of Period	$10.71	$10.96	$11.08	$11.00	$10.99

Total Return	.78%	1.87%	4.06%	4.10%	4.31%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4,481	$3,395	$3,286	$2,484	$1,572

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.13%[2]

Ratio of Net Investment Income to Average Net Assets	3.08%	2.95%	3.25%	3.88%	4.42%[2]

Portfolio Turnover Rate	17%	8%	13%	17%	19%

1	Inception.
2	Annualized.

33

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

34

Limited-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $820,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s management and administrative expenses by $204,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At October 31, 2005, the fund had available realized losses of $57,239,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, and $20,383,000 through October 31, 2013.

The fund had realized losses totaling $1,290,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2005, net unrealized depreciation of investment securities for tax purposes was $40,418,000, consisting of unrealized gains of $23,548,000 on securities that had risen in value since their purchase and $63,966,000 in unrealized losses on securities that had fallen in value since their purchase.

35

Limited-Term Tax-Exempt Fund

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

5-Year U.S. Treasury Note	(500)	52,945	803

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended October 31, 2005, the fund purchased $1,587,103,000 of investment securities and sold $1,098,621,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2004		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	1,061,412	97,975	1,655,030	150,260

Issued in Lieu of Cash Distributions	78,796	7,287	81,172	7,386

Redeemed	(2,267,032)	(209,767)	(1,295,163)	(117,814)

Net Increase (Decrease)—Investor Shares	(1,126,824)	(104,505)	441,039	39,832

Admiral Shares

Issued	2,304,305	213,286	1,462,108	132,758

Issued in Lieu of Cash Distributions	87,067	8,061	75,243	6,845

Redeemed	(1,217,942)	(112,553)	(1,393,237)	(126,683)

Net Increase (Decrease)—Admiral Shares	1,173,430	108,794	144,114	12,920

36

Intermediate-TermTax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	1,080	4,342	36,431
Yield		—	—
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity[3]	3.9%	3.8%	4.0%
Average Coupon	4.5%	5.1%	5.1%
Average Effective Maturity	5.9 years	6.3 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	4.6 years	5.3 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	14%	—	—

Largest State Concentrations[4] (% of portfolio)
California	11%
New York	9
New Jersey	9
Texas	9
Massachusetts	7
Florida	4
Illinois	4
Colorado	3
Georgia	3
Hawaii	3
Top Ten	62%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.98	1.00	0.97	1.00
Beta	0.87	1.00	0.90	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	14%
1-5 Years	31
5-10 Years	46
10-20 Years	6
20-30 Years	3

Distribution by Credit Quality (% of portfolio)
AAA	69%
AA	21
A	6
BBB	4

Investment Focus

1	Lehman 7 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investment terms.

37

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Intermediate-Term Tax-Exempt Fund Investor Shares	1.02%	4.83%	4.90%	$16,138

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 7 Year Municipal Bond Index	0.65	5.39	5.31	16,771

Average Intermediate Municipal Fund[1]	0.65	4.56	4.48	15,501

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Intermediate-Term Tax-Exempt Fund Admiral Shares	1.09%	4.23%	$121,561

Lehman Municipal Bond Index	2.54	5.30	127,556

Lehman 7 Year Municipal Bond Index	0.65	4.72	124,268

1	Derived from data provided by Lipper Inc.
2	February 12, 2001. Note: See Financial Highlights tables on page 42 for dividend and capital gains information.

38

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return

1996	-0.3%	5.2%	4.9%	4.7%

1997	1.3	5.3	6.6	7.4

1998	1.7	5.1	6.8	7.4

1999	-5.2	4.8	-0.4	0.0

2000	2.0	5.3	7.3	6.8

2001	4.3	5.1	9.4	9.9

2002	-0.2	4.6	4.4	6.3

2003	0.5	4.2	4.7	5.8

2004	0.7	4.1	4.8	4.6

2005	-3.0	4.0	1.0	0.6

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	9/1/1977	2.23%	5.13%	0.30%	4.77%	5.07%

Admiral Shares	2/12/2001	2.30	4.43[2]	—	—	—

1	Lehman 7 Year Municipal Bond Index.
2	Return since inception.

39

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest[1]	521,599

Total Income	521,599

Expenses

The Vanguard Group—Note B

Investment Advisory Services	1,358

Management and Administrative

Investor Shares	7,903

Admiral Shares	3,634

Marketing and Distribution

Investor Shares	1,272

Admiral Shares	864

Custodian Fees	83

Auditing Fees	19

Shareholders' Reports

Investor Shares	147

Admiral Shares	18

Trustees' Fees and Expenses	16

Total Expenses	15,314

Expense Paid Indirectly—Note C	(424)

Net Expenses	14,890

Net Investment Income	506,709

Realized Net Gain (Loss)

Investment Securities Sold	17,016

Futures Contracts	(16,570)

Realized Net Gain (Loss)	446

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(382,148)

Futures Contracts	2,312

Change in Unrealized Appreciation (Depreciation)	(379,836)

Net Increase (Decrease) in Net Assets Resulting from Operations	127,319

1	Interest income from an affiliated company of the fund was $11,680,000.

40

Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	506,709	480,819

Realized Net Gain (Loss)	446	21,565

Change in Unrealized Appreciation (Depreciation)	(379,836)	45,751

Net Increase (Decrease) in Net Assets Resulting from Operations	127,319	548,135

Distributions

Net Investment Income

Investor Shares	(260,760)	(278,390)

Admiral Shares	(245,949)	(202,429)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(506,709)	(480,819)

Capital Share Transactions—Note F

Investor Shares	(1,931,791)	(100,799)

Admiral Shares	3,042,934	360,747

Net Increase (Decrease) from Capital Share Transactions	1,111,143	259,948

Total Increase (Decrease)	731,753	327,264

Net Assets

Beginning of Period	12,003,043	11,675,779

End of Period	12,734,796	12,003,043

41

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$13.67	$13.58	$13.55	$13.61	$13.05

Investment Operations

Net Investment Income	.548	.551	.563	.605	.637

Net Realized and Unrealized Gain (Loss)

on Investments	(.410)	.090	.070	(.029)	.560

Total from Investment Operations	.138	.641	.633	.576	1.197

Distributions

Dividends from Net Investment Income	(.548)	(.551)	(.563)	(.605)	(.637)

Distributions from Realized Capital Gains	—	—	(.040)	(.031)	—

Total Distributions	(.548)	(.551)	(.603)	(.636)	(.637)

Net Asset Value, End of Period	$13.26	$13.67	$13.58	$13.55	$13.61

Total Return	1.02%	4.82%	4.74%	4.36%	9.36%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4,745	$6,858	$6,922	$7,215	$6,944

Ratio of Total Expenses to Average Net Assets	0.16%	0.14%	0.17%	0.17%	0.19%

Ratio of Net Investment Income to Average Net Assets	4.06%	4.05%	4.13%	4.48%	4.77%

Portfolio Turnover Rate	12%	10%	19%	13%	13%

Admiral Shares	Year Ended October 31,				Feb. 12[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$13.67	$13.58	$13.55	$13.61	$13.44

Investment Operations

Net Investment Income	.558	.559	.571	.612	.458

Net Realized and Unrealized Gain (Loss) on Investments	(.410)	.090	.070	(.029)	.170

Total from Investment Operations	.148	.649	.641	.583	.628

Distributions

Dividends from Net Investment Income	(.558)	(.559)	(.571)	(.612)	(.458)

Distributions from Realized Capital Gains	—	—	(.040)	(.031)	—

Total Distributions	(.558)	(.559)	(.611)	(.643)	(.458)

Net Asset Value, End of Period	$13.26	$13.67	$13.58	$13.55	$13.61

Total Return	1.09%	4.88%	4.81%	4.41%	4.77%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$7,990	$5,145	$4,754	$4,498	$3,494

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.14%[2]

Ratio of Net Investment Income to Average Net Assets	4.13%	4.11%	4.19%	4.53%	4.74%[2]

Portfolio Turnover Rate	12%	10%	19%	13%	13%

1	Inception.
2	Annualized.

42

Intermediate-TermTax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

43

Intermediate-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $782,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s expenses by $424,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At October 31, 2005, the fund had available realized losses of $41,997,000 to offset future net capital gains of $19,291,000 through October 31, 2011, and $22,706,000 through October 31, 2013.

The fund had realized losses totaling $34,062,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2005, net unrealized appreciation of investment securities for tax purposes was $213,918,000, consisting of unrealized gains of $308,294,000 on securities that had risen in value since their purchase and $94,376,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

10-Year U.S. Treasury Note	(4,130)	447,911	5,159

44

Intermediate-TermTax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended October 31, 2005, the fund purchased $2,079,356,000 of investment securities and sold $1,321,989,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	1,645,994	121,904	1,487,745	109,176

Issued in Lieu of Cash Distributions	202,788	15,042	217,306	15,995

Redeemed	(3,780,573)	(280,808)	(1,805,850)	(133,194)

Net Increase (Decrease) in Shares Outstanding	(1,931,791)	(143,862)	(100,799)	(8,023)

Admiral Shares

Issued	3,930,409	291,893	1,249,340	91,779

Issued in Lieu of Cash Distributions	169,813	12,614	138,749	10,212

Redeemed	(1,057,288)	(78,373)	(1,027,342)	(75,784)

Net Increase (Decrease) in Shares Outstanding	3,042,934	226,134	360,747	26,207

45

Insured Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	302	6,327	36,431
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.8%
Yield to Maturity[3]	4.0%	4.0%	4.0%
Average Coupon	4.4%	5.1%	5.1%
Average Effective Maturity	8.6 years	7.4 years	6.8 years
Average Quality	AAA	AAA	AA+
Average Duration	6.6 years	6.0 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	6%	—	—

Largest State Concentrations[4] (% of portfolio)
New Jersey	11%
California	11
Illinois	7
Texas	7
New York	7
Massachusetts	6
Florida	6
Colorado	5
Pennsylvania	5
Hawaii	4
Top Ten	69%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.99	1.00	1.17	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	9%
1-5 Years	20
5-10 Years	43
10-20 Years	24
20-30 Years	3
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)
AAA	96%
AA	4

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investment terms.

46

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Insured Long-Term Tax-Exempt Fund Investor Shares	2.01%	5.98%	5.81%	$17,589

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 10 Year Municipal Bond Index	1.21	5.73	5.73	17,456

Average Insured Municipal Fund[1]	1.36	5.04	4.78	15,951

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Insured Long-Term Tax-Exempt Fund Admiral Shares	2.08%	5.18%	$126,901

Lehman Municipal Bond Index	2.54	5.30	127,556

Lehman 10 Year Municipal Bond Index	1.21	5.04	126,108

1	Derived from data provided by Lipper Inc.
2	February 12, 2001. Note: See Financial Highlights tables on page 51 for dividend and capital gains information.

47

Insured Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005

Fiscal	Capital	Income	Total	Lehman[1]
Year	Return	Return	Return	Total Return

1996	0.7%	5.6%	6.3%	5.0%

1997	1.9	5.7	7.6	8.7

1998	2.4	5.5	7.9	8.3

1999	-7.7	5.0	-2.7	-1.2

2000	3.8	5.9	9.7	8.2

2001	5.6	5.4	11.0	10.2

2002	0.9	4.8	5.7	6.2

2003	1.0	4.6	5.6	4.9

2004	1.0	4.8	5.8	6.3

2005	-2.5	4.5	2.0	1.2

Average Annual Total Returns for periods ended September 30, 2005 This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	9/30/1984	3.62%	6.42%	0.89%	5.18%	6.07%

Admiral Shares	2/12/2001	3.69	5.46[2]	—	—	—

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

48

Insured Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest	139,728

Total Income	139,728

Expenses

The Vanguard Group—Note B

Investment Advisory Services	330

Management and Administrative

Investor Shares	2,109

Admiral Shares	838

Marketing and Distribution

Investor Shares	278

Admiral Shares	158

Custodian Fees	24

Auditing Fees	19

Shareholders' Reports

Investor Shares	46

Admiral Shares	5

Trustees' Fees and Expenses	4

Total Expenses	3,811

Expenses Paid Indirectly—Note C	(292)

Net Expenses	3,519

Net Investment Income	136,209

Realized Net Gain (Loss)

Investment Securities Sold	20,472

Futures Contracts	(5,701)

Realized Net Gain (Loss)	14,771

Change in Unrealized Appreciation Depreciation)

Investment Securities	(91,927)

Futures Contracts	183

Change in Unrealized Appreciation (Depreciation)	(91,744)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,236

49

Insured Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	136,209	135,179

Realized Net Gain (Loss)	14,771	3,292

Change in Unrealized Appreciation (Depreciation)	(91,744)	27,005

Net Increase (Decrease) in Net Assets Resulting from Operations	59,236	165,476

Distributions

Net Investment Income

Investor Shares	(76,299)	(87,233)

Admiral Shares	(59,910)	(47,946)

Realized Capital Gain[1]

Investor Shares	(2,757)	(18,393)

Admiral Shares	(1,571)	(9,641)

Total Distributions	(140,537)	(163,213)

Capital Share Transactions—Note F

Investor Shares	(800,126)	(34,569)

Admiral Shares	955,742	67,740

Net Increase (Decrease) from Capital Share Transactions	155,616	33,171

Total Increase (Decrease)	74,315	35,434

Net Assets

Beginning of Period	2,955,998	2,920,564

End of Period	3,030,313	2,955,998

1	Includes fiscal 2005 and 2004 short-term gain distributions totaling $0 and $6,963,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

50

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.90	$12.89	$12.85	$12.82	$12.14

Investment Operations

Net Investment Income	.578	.587	.580	.597	.628

Net Realized and Unrealized Gain (Loss) on Investments	(.321)	.134	.123	.110	.680

Total from Investment Operations	.257	.721	.703	.707	1.308

Distributions

Dividends from Net Investment Income	(.578)	(.587)	(.580)	(.597)	(.628)

Distributions from Realized Capital Gains	(.019)	(.124)	(.083)	(.080)	—

Total Distributions	(.597)	(.711)	(.663)	(.677)	(.628)

Net Asset Value, End of Period	$12.56	$12.90	$12.89	$12.85	$12.82

Total Return	2.01%	5.76%	5.58%	5.74%	10.99%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,043	$1,880	$1,912	$1,951	$1,940

Ratio of Total Expenses to Average Net Assets	0.16%	0.15%	0.17%	0.18%	0.19%

Ratio of Net Investment Income to Average Net Assets	4.52%	4.50%	4.57%	4.72%	5.00%

Portfolio Turnover Rate	15%	18%	17%	20%	21%

Admiral Shares	Year Ended October 31,				Feb. 12[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.90	$12.89	$12.85	$12.82	$12.64

Investment Operations

Net Investment Income	.587	.594	.587	.604	.452

Net Realized and Unrealized Gain (Loss) on Investments	(.321)	.134	.123	.110	.180

Total from Investment Operations	.266	.728	.710	.714	.632

Distributions

Dividends from Net Investment Income	(.587)	(.594)	(.587)	(.604)	(.452)

Distributions from Realized Capital Gains	(.019)	(.124)	(.083)	(.080)	—

Total Distributions	(.606)	(.718)	(.670)	(.684)	(.452)

Net Asset Value, End of Period	$12.56	$12.90	$12.89	$12.85	$12.82

Total Return	2.08%	5.82%	5.64%	5.80%	5.11%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,987	$1,076	$1,008	$959	$844

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.14%[2]

Ratio of Net Investment Income to Average Net Assets	4.58%	4.56%	4.63%	4.77%	4.98%[2]

Portfolio Turnover Rate	15%	18%	17%	20%	21%

1	Inception.
2	Annualized.

51

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

52

Insured Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $365,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s expenses by $292,000 (an annual rate of 0.01% of average net assets).

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $506,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2005, the fund had capital gains of $8,938,000 available for distribution, which includes $2,050,000 of short-term capital gains. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The fund had realized losses totaling $24,540,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2005, net unrealized appreciation of investment securities for tax purposes was $147,808,000, consisting of unrealized gains of $160,036,000 on securities that had risen in value since their purchase and $12,228,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

30-Year U.S. Treasury Bond	(400)	44,788	275

53

Insured Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended October 31, 2005, the fund purchased $525,342,000 of investment securities and sold $418,741,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	248,670	19,426	263,932	20,752

Issued in Lieu of Cash Distributions	52,993	4,146	72,477	5,652

Redeemed	(1,101,789)	(86,212)	(370,978)	(29,080)

Net Increase (Decrease)—Investor Shares	(800,126)	(62,640)	(34,569)	(2,676)

Admiral Shares

Issued	1,074,335	84,067	201,441	15,728

Issued in Lieu of Cash Distributions	39,026	3,058	37,316	2,910

Redeemed	(157,619)	(12,342)	(171,017)	(13,443)

Net Increase (Decrease)—Admiral Shares	955,742	74,783	67,740	5,195

54

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	225	6,327	36,431
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity[3]	4.1%	4.0%	4.0%
Average Coupon	4.2%	5.1%	5.1%
Average Effective Maturity	7.8 years	7.4 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	5.7 years	6.0 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	11%	—	—

Largest State Concentrations[4] (% of portfolio)
California	12%
Texas	11
New York	9
Illinois	6
Massachusetts	6
Georgia	5
New Jersey	4
Michigan	4
Colorado	3
Hawaii	2
Top Ten	62%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	1.05	1.00	1.24	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	12%
1-5 Years	23
5-10 Years	40
10-20 Years	22
20-30 Years	2
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)
AAA	74%
AA	17
A	5
BBB	4

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investmentterms.

55

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Long-Term Tax-Exempt Fund Investor Shares	1.69%	5.91%	5.78%	$17,547

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 10 Year Municipal Bond Index	1.21	5.73	5.73	17,456

Average General Municipal Fund[1]	2.07	5.12	4.86	16,077

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Long-Term Tax-Exempt Fund Admiral Shares	1.76%	5.09%	$126,378

Lehman Municipal Bond Index	2.54	5.30	127,556

Lehman 10 Year Municipal Bond Index	1.21	5.04	126,108

1	Derived from data provided by Lipper Inc.
2	February 12, 2001. Note: See Financial Highlights tables on page 60 for dividend and capital gains information.

56

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005
				Lehman[1]
Fiscal Year	Capital	Income	Total Return	Total Return

1996	1.1%	5.6%	6.7%	5.0%

1997	2.6	5.6	8.2	8.7

1998	2.4	5.4	7.8	8.3

1999	-8.3	4.8	-3.5	-1.2

2000	3.8	5.8	9.6	8.2

2001	6.1	5.4	11.5	10.2

2002	0.1	4.9	5.0	6.2

2003	0.7	4.7	5.4	4.9

2004	1.4	4.7	6.1	6.3

2005	-2.8	4.5	1.7	1.2

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	9/1/1977	3.22%	6.33%	0.87%	5.16%	6.03%

Admiral Shares	2/12/2001	3.29	5.34[2]	—	—	—

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

57

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest[1]	92,002

Total Income	92,002

Expenses

The Vanguard Group—Note B

Investment Advisory Services	218

Management and Administrative

Investor Shares	1,218

Admiral Shares	598

Marketing and Distribution

Investor Shares	189

Admiral Shares	141

Custodian Fees	14

Auditing Fees	19

Shareholders' Reports

Investor Shares	30

Admiral Shares	3

Trustees' Fees and Expenses	3

Total Expenses	2,433

Expenses Paid Indirectly—Note C	(107)

Net Expenses	2,326

Net Investment Income	89,676

Realized Net Gain (Loss)

Investment Securities Sold	20,321

Futures Contracts	(8,690)

Realized Net Gain (Loss)	11,631

Change in Unrealized Appreciation Depreciation)

Investment Securities	(70,868)

Futures Contracts	1,396

Change in Unrealized Appreciation (Depreciation)	(69,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,835

1	Interest income from an affiliated company of the fund was $2,142,000.

58

Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Increase (Decrease) in Net Assets

Operations

Net Investment Income	89,676	88,917

Realized Net Gain (Loss)	11,631	2,911

Change in Unrealized Appreciation (Depreciation)	(69,472)	20,898

Net Increase (Decrease) in Net Assets Resulting from Operations	31,835	112,726

Distributions

Net Investment Income

Investor Shares	(44,842)	(51,125)

Admiral Shares	(44,834)	(37,792)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(89,676)	(88,917)

Capital Share Transactions—Note F

Investor Shares	(458,094)	(23,587)

Admiral Shares	600,190	14,845

Net Increase (Decrease) from Capital Share Transactions	142,096	(8,742)

Total Increase (Decrease)	84,255	15,067

Net Assets

Beginning of Period	1,944,981	1,929,914

End of Period	2,029,236	1,944,981

59

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.55	$11.39	$11.36	$11.38	$10.73

Investment Operations

Net Investment Income	.513	.522	.525	.539	.561

Net Realized and Unrealized Gain (Loss) on Investments	(.320)	.160	.082	.010	.650

Total from Investment Operations	.193	.682	.607	.549	1.211

Distributions

Dividends from Net Investment Income	(.513)	(.522)	(.525)	(.539)	(.561)

Distributions from Realized Capital Gains	—	—	(.052)	(.030)	—

Total Distributions	(.513)	(.522)	(.577)	(.569)	(.561)

Net Asset Value, End of Period	$11.23	$11.55	$11.39	$11.36	$11.38

Total Return	1.69%	6.14%	5.43%	5.00%	11.52%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$640	$1,122	$1,131	$1,249	$1,264

Ratio of Total Expenses to Average Net Assets	0.16%	0.15%	0.17%	0.17%	0.19%

Ratio of Net Investment Income to Average Net Assets	4.49%	4.57%	4.59%	4.80%	5.07%

Portfolio Turnover Rate	17%	11%	11%	15%	16%

Admiral Shares
	Year Ended October 31,				Feb. 12[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.55	$11.39	$11.36	$11.38	$11.18

Investment Operations

Net Investment Income	.521	.528	.532	.545	.403

Net Realized and Unrealized Gain (Loss) on Investments	(.320)	.160	.082	.010	.200

Total from Investment Operations	.201	.688	.614	.555	.603

Distributions

Dividends from Net Investment Income	(.521)	(.528)	(.532)	(.545)	(.403)

Distributions from Realized Capital Gains	—	—	(.052)	(.030)	—

Total Distributions	(.521)	(.528)	(.584)	(.575)	(.403)

Net Asset Value, End of Period	$11.23	$11.55	$11.39	$11.36	$11.38

Total Return	1.76%	6.19%	5.50%	5.06%	5.51%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,390	$823	$799	$825	$715

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.13%[2]

Ratio of Net Investment Income to Average Net Assets	4.55%	4.62%	4.65%	4.85%	5.02%[2]

Portfolio Turnover Rate	17%	11%	11%	15%	16%

1	Inception.
2	Annualized.

60

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

61

Long-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s expenses by $107,000 (an annual rate of 0.01% of average net assets).

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $1,076,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $3,208,000 to offset taxable capital gains realized during the year ended October 31, 2005, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2005, the fund had $7,985,000 of long-term capital gains available for distribution.

The fund had realized losses totaling $18,339,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2005, net unrealized appreciation of investment securities for tax purposes was $97,445,000, consisting of unrealized gains of $104,254,000 on securities that had risen in value since their purchase and $6,809,000 in unrealized losses on securities that had fallen in value since their purchase.

62

Long-Term Tax-Exempt Fund

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

30-Year U.S. Treasury Bond	(925)	103,571	2,528

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended October 31, 2005, the fund purchased $351,224,000 of investment securities and sold $297,466,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	199,676	17,457	209,244	18,277

Issued in Lieu of Cash Distributions	31,583	2,764	35,813	3,134

Redeemed	(689,353)	(60,351)	(268,644)	(23,572)

Net Increase (Decrease)—Investor Shares	(458,094)	(40,130)	(23,587)	(2,161)

Admiral Shares

Issued	724,269	63,382	194,108	16,891

Issued in Lieu of Cash Distributions	27,897	2,445	23,355	2,044

Redeemed	(151,976)	(13,309)	(202,618)	(17,784)

Net Increase (Decrease)—Admiral Shares	600,190	52,518	14,845	1,151

63

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	425	6,327	36,431
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.1%
Yield to Maturity[3]	4.3%	4.0%	4.0%
Average Coupon	4.5%	5.1%	5.1%
Average Effective Maturity	7.7 years	7.4 years	6.8 years
Average Quality	A+	AAA	AA+
Average Duration	5.6 years	6.0 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	10%	—	—

Largest State Concentrations[4] (% of portfolio)
California	14%
New York	11
New Jersey	11
Texas	7
Massachusetts	4
Pennsylvania	3
Florida	3
Colorado	3
Illinois	3
North Carolina	3
Top Ten	62%

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.97	1.00	0.97	1.00
Beta	0.77	1.00	0.90	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	14%
1-5 Years	20
5-10 Years	43
10-20 Years	20
20-30 Years	2
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)
AAA	48%
AA	15
A	12
BBB	16
BB	2
B	1
Not Rated	6

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Figures exclude any futures contracts. See page 77 for a glossary of investmentterms.

64

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1995–October 31, 2005

	Average Annual Total Returns Periods Ended October 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

High-Yield Tax-Exempt Fund Investor Shares	3.20%	5.90%	5.67%	$17,355

Lehman Municipal Bond Index	2.54	5.98	5.85	17,652

Lehman 10 Year Municipal Bond Index	1.21	5.73	5.73	17,456

Average High Yield Municipal Fund[1]	5.92	5.72	5.03	16,339

			Final Value
		Since	of a $100,000
	One Year	Inception[2]	Investment

High-Yield Tax-Exempt Fund Admiral Shares	3.27%	4.87%	$120,764

Lehman Municipal Bond Index	2.54	4.74	120,186

Lehman 10 Year Municipal Bond Index	1.21	4.48	119,002

1	Derived from data provided by Lipper Inc.
2	November 12, 2001. Note: See Financial Highlights tables on page 69 for dividend and capital gains information.

65

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1995-October 31, 2005

				Lehman[1]
Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1996	0.3%	5.7%	6.0%	5.0%

1997	2.5	5.9	8.4	8.7

1998	2.6	5.6	8.2	8.3

1999	-7.8	5.0	-2.8	-1.2

2000	1.8	6.0	7.8	8.2

2001	4.0	5.8	9.8	10.2

2002	-1.7	5.4	3.7	6.2

2003	1.4	5.1	6.5	4.9

2004	1.6	4.9	6.5	6.3

2005	-1.4	4.6	3.2	1.2

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	12/27/1978	4.65%	6.20%	0.48%	5.42%	5.90%

Admiral Shares	11/12/2001	4.72	5.13[2]	—	—	—

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

66

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended October 31, 2005
($000)

Investment Income

Income

Interest	217,194

Total Income	217,194

Expenses

The Vanguard Group—Note B

Investment Advisory Services	505

Management and Administrative

Investor Shares	3,123

Admiral Shares	1,318

Marketing and Distribution

Investor Shares	495

Admiral Shares	277

Custodian Fees	31

Auditing Fees	19

Shareholders' Reports

Investor Shares	75

Admiral Shares	7

Trustees' Fees and Expenses	6

Total Expenses	5,856

Expense Paid Indirectly—Note C	(438)

Net Expenses	5,418

Net Investment Income	211,776

Realized Net Gain (Loss)

Investment Securities Sold	26,347

Futures Contracts	(10,254)

Realized Net Gain (Loss)	16,093

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(87,551)

Futures Contracts	3,399

Change in Unrealized Appreciation (Depreciation)	(84,152)

Net Increase (Decrease) in Net Assets Resulting from Operations	143,717

67

High-Yield Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	211,776	198,522

Realized Net Gain (Loss)	16,093	(451)

Change in Unrealized Appreciation (Depreciation)	(84,152)	63,092

Net Increase (Decrease) in Net Assets Resulting from Operations	143,717	261,163

Distributions

Net Investment Income

Investor Shares	(115,952)	(124,993)

Admiral Shares	(95,824)	(73,529)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(211,776)	(198,522)

Capital Share Transactions—Note F

Investor Shares	(948,504)	83,419

Admiral Shares	1,510,662	179,741

Net Increase (Decrease) from Capital Share Transactions	562,158	263,160

Total Increase (Decrease)	494,099	325,801

Net Assets

Beginning of Period	4,379,553	4,053,752

End of Period	4,873,652	4,379,553

68

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.86	$10.69	$10.54	$10.72	$10.31

Investment Operations

Net Investment Income	.492	.506	.526	.563	.576

Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.170	.150	(.180)	.410

Total from Investment Operations	.342	.676	.676	.383	.986

Distributions

Dividends from Net Investment Income	(.492)	(.506)	(.526)	(.563)	(.576)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.492)	(.506)	(.526)	(.563)	(.576)

Net Asset Value, End of Period	$10.71	$10.86	$10.69	$10.54	$10.72

Total Return	3.20%	6.48%	6.55%	3.67%	9.77%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,753	$2,728	$2,605	$2,670	$3,627

Ratio of Total Expenses to Average Net Assets	0.16%	0.15%	0.17%	0.17%	0.19%

Ratio of Net Investment Income to Average Net Assets	4.55%	4.71%	4.94%	5.30%	5.43%

Portfolio Turnover Rate	15%	24%	17%	18%	18%

Admiral Shares
	Year Ended October 31,			Nov. 12, 2001[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.86	$10.69	$10.54	$10.78

Investment Operations

Net Investment Income	.500	.512	.533	.549

Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.170	.150	(.240)

Total from Investment Operations	.350	.682	.683	.309

Distributions

Dividends from Net Investment Income	(.500)	(.512)	(.533)	(.549)

Distributions from Realized Capital Gains	—	—	—	—

Total Distributions	(.500)	(.512)	(.533)	(.549)

Net Asset Value, End of Period	$10.71	$10.86	$10.69	$10.54

Total Return	3.27%	6.54%	6.61%	2.96%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,121	$1,652	$1,449	$1,275

Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.11%	0.12%[2]

Ratio of Net Investment Income to Average Net Assets	4.60%	4.76%	5.00%	5.35%[2]

Portfolio Turnover Rate	15%	24%	17%	18%

1	Inception.
2	Annualized.

69

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

70

High-Yield Tax-Exempt Fund

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2005, the fund had contributed capital of $289,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2005, these arrangements reduced the fund’s expenses by $438,000 (an annual rate of 0.01% of average net assets).

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains and losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At October 31, 2005, the fund had available realized losses of $52,052,000 to offset future net capital gains through October 31, 2011.

The fund had realized losses totaling $29,232,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2005, net unrealized appreciation of investment securities for tax purposes was $131,860,000, consisting of unrealized gains of $175,886,000 on securities that had risen in value since their purchase and $44,026,000 in unrealized losses on securities that had fallen in value since their purchase.

71

High-Yield Tax-Exempt Fund

At October 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

30-Year U.S. Treasury Bond	(1,625)	181,949	2,812

10-Year U.S. Treasury Note	(320)	34,705	566

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended October 31, 2005, the fund purchased $1,250,825,000 of investment securities and sold $664,067,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended October 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	730,240	67,347	646,551	60,106

Issued in Lieu of Cash Distributions	82,314	7,602	87,892	8,182

Redeemed	(1,761,058)	(162,430)	(651,024)	(60,753)

Net Increase (Decrease) in Shares Outstanding	(948,504)	(87,481)	83,419	7,535

Admiral Shares

Issued	1,784,632	164,567	494,144	45,956

Issued in Lieu of Cash Distributions	60,508	5,590	45,065	4,195

Redeemed	(334,478)	(30,900)	(359,468)	(33,525)

Net Increase (Decrease) in Shares Outstanding	1,510,662	139,257	179,741	16,626

72

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2005

Special 2005 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The Insured Long-Term Tax-Exempt and Long-Term Tax-Exempt Funds distributed $4,718,000 and $1,076,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

73

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended October 31, 2005
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2005	10/31/2005	Period[1]

Based on Actual Fund Return

Money Market	$1,000.00	$1,012.27	$0.66

Short-Term

Investor Shares	1,000.00	1,009.75	0.86

Admiral Shares	1,000.00	1,010.14	0.46

Limited-Term

Investor Shares	1,000.00	1,007.12	0.86

Admiral Shares	1,000.00	1,007.51	0.46

Intermediate-Term

Investor Shares	1,000.00	1003.27	0.86

Admiral Shares	1,000.00	1003.65	0.45

Insured Long-Term

Investor Shares	1,000.00	1,005.33	0.86

Admiral Shares	1,000.00	1,005.72	0.45

Long-Term

Investor Shares	1,000.00	1,004.94	0.86

Admiral Shares	1,000.00	1,005.32	0.45

High-Yield

Investor Shares	1,000.00	1011.57	0.86

Admiral Shares	1,000.00	1011.96	0.46

1	The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.13%; for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

The tables on pages 74 and 76 illustrate your fund’s costs in two ways:

•     Based on actual fund return. The table on page 74 helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. The table on page 76 is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the two tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

75

Six Months Ended October 31, 2005
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2005	10/31/2005	Period[1]

Based on Hypothetical 5% Yearly Return

Money Market	$1,000.00	$1,024.55	$0.66

Short-Term

Investor Shares	1,000.00	1,024.35	0.87

Admiral Shares	1,000.00	1,024.75	0.46

Limited-Term

Investor Shares	1,000.00	1,024.35	0.87

Admiral Shares	1,000.00	1,024.75	0.46

Intermediate-Term

Investor Shares	1,000.00	1024.35	0.87

Admiral Shares	1,000.00	1024.75	0.46

Insured Long-Term

Investor Shares	1,000.00	1,024.35	0.87

Admiral Shares	1,000.00	1,024.75	0.46

Long-Term

Investor Shares	1,000.00	1,024.35	0.87

Admiral Shares	1,000.00	1,024.75	0.46

High-Yield

Investor Shares	1,000.00	1024.35	0.87

Admiral Shares	1,000.00	1024.75	0.46

1	Amounts in this table are calculated in the manner described in the footnote on page 74.

76

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield.     A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

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Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard's proxy voting
the fund's current prospectus	guidelines by visiting our website, www.vanguard.com,
and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how the fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-942-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q950 122005

Vanguard Municipal Bond Funds

Statement of Net Assets
As of October 31, 2005

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Tax-Exempt Money Market Fund	2
Short-Term Tax-Exempt Fund	41
Limited-Term Tax-Exempt Fund	57
Intermediate-Term Tax-Exempt Fund	84
Insured Long-Term Tax-Exempt Fund	119
Long-Term Tax-Exempt Fund	132
High-Yield Tax-Exempt Fund	142
Key to Abbreviations	back cover

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (97.9%)
Alabama (0.6%)
1 Alabama Public School & College Auth. TOB VRDO	2.740%	11/7/05 (3)	5,000	5,000
Birmingham AL GO VRDO	2.700%	11/7/05 (2)	32,393	32,393
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.700%	11/7/05	33,550	33,550
1 Univ. of Alabama General Rev. TOB VRDO	2.740%	11/7/05 (1)	16,910	16,910
1 Univ. of Alabama General Rev. TOB VRDO	2.740%	11/7/05 (1)	2,500	2,500
1 Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	2.740%	11/7/05 (3)	7,900	7,900
				98,253
Alaska (0.7%)
Alaska Housing Finance Corp. (State Capital) VRDO	2.700%	11/7/05 (1)	10,000	10,000
Alaska Housing Finance Corp.
Governmental Purpose VRDO	2.780%	11/7/05 (1)	9,000	9,000
Alaska Housing Finance Corp.
Home Mortgage VRDO	2.830%	11/7/05 (4)	50,000	50,000
1 Alaska Housing Finance Corp. TOB VRDO	2.720%	11/7/05 (1)	8,310	8,310
1 Alaska Housing Finance Corp. TOB VRDO	2.740%	11/7/05 (1)	25,240	25,240
1 Alaska Housing Finance Corp. TOB VRDO	2.740%	11/7/05	5,785	5,785
1 Alaska Housing Finance Corp. TOB VRDO	2.740%	11/7/05 (3)	4,965	4,965
1 Anchorage AK GO TOB VRDO	2.740%	11/7/05 (1)	3,060	3,060
1 Anchorage AK GO TOB VRDO	2.740%	11/7/05 (1)	7,975	7,975
				124,335
Arizona (2.7%)
Arizona Health Fac. Auth. Rev (Banner Health) VRDO	2.680%	11/7/05 (3)	70,000	70,000
1 Arizona School Fac. Board COP TOB VRDO	2.740%	11/7/05 (3)	10,350	10,350
1 Arizona School Fac. Board Rev. TOB VRDO	2.730%	11/7/05	7,700	7,700
1 Arizona School Fac. Board Rev. TOB VRDO	2.740%	11/7/05 (3)	3,655	3,655
1 Arizona School Fac. Board Rev. TOB VRDO	2.740%	11/7/05 (3)	9,170	9,170
1 Arizona School Fac. Board Rev. TOB VRDO	2.740%	11/7/05 (1)	4,885	4,885
1 Arizona School Fac. Board Rev. TOB VRDO	2.740%	11/7/05 (2)	5,415	5,415
1 Arizona School Fac. Board Rev. TOB VRDO	2.740%	11/7/05	6,150	6,150
1 Arizona State Univ. COP TOB VRDO	2.740%	11/7/05 (2)	5,390	5,390
1 Arizona State Univ. COP TOB VRDO	2.740%	11/7/05 (2)	5,490	5,490
1 Arizona Transp. Board Excise Tax Rev. TOB VRDO	2.740%	11/7/05	5,000	5,000
1 Maricopa County AZ IDA Health Fac. Rev (Catholic Healthcare West) TOB VRDO McAllister Academic Village AZ LLC Rev (Arizona State Univ.) VRDO	2.700%	11/7/05 (2)	15,000	15,000
1 Mesa AZ Util. System Rev. TOB VRDO	2.740%	11/7/05 (4)	5,235	5,235

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nanotechnology Research Arizona Lease Rev (Arizona State Univ. Project) VRDO	2.700%	11/7/05 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	2.740%	11/7/05 (2)	24,000	24,000
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	2.740%	11/7/05 (2)	5,425	5,425
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	2.740%	11/7/05 (1)	6,510	6,510
Pima County AZ IDA Single Family Mortgage Rev. FR	4.020%	11/25/05	37,824	37,824
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.750%	11/7/05	20,000	20,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.750%	11/8/05	18,144	18,144
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.680%	11/9/05	20,500	20,500
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.660%	11/10/05	15,000	15,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.900%	11/10/05	10,000	10,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.700%	11/14/05	18,000	18,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.780%	12/13/05	8,000	8,000
Tucson & Pima County AZ IDA Draw Down- Single Family Mortgage Rev. FR	4.050%	11/25/05	41,185	41,185
				466,668
Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	2.700%	11/7/05	35,600	35,600
California (2.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.830%	6/1/06 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.950%	6/1/06 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.700%	11/7/05 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.700%	11/7/05 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.750%	11/7/05 (2)	25,000	25,000
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.740%	11/7/05	17,530	17,530
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.760%	11/7/05	71,110	71,110

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.770%	11/7/05	74,995	74,995
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.770%	11/7/05	16,500	16,500
Los Angeles CA TRAN	4.000%	6/30/06	50,000	50,436
Los Angeles County CA TRAN	4.000%	6/30/06	33,250	33,564
1 Southern California Home Financing Auth Single Family Mortgage Rev. TOB VRDO	2.770%	11/7/05	15,000	15,000
				371,085
Colorado (5.1%)
Colorado Educ. & Cultural Fac. Auth Nature Conservancy Project VRDO	2.700%	11/7/05	5,390	5,390
Colorado General Fund TRAN	3.750%	6/27/06	250,000	251,780
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives) VRDO	2.700%	11/7/05	35,070	35,070
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives) VRDO	2.700%	11/7/05	74,600	74,600
Colorado Health Fac. Auth. Rev (Sisters of Charity Health System Inc.) VRDO	2.780%	11/7/05	21,330	21,330
Colorado Health Fac. Auth. Rev (Sisters of Charity Leavenworth) VRDO	2.700%	11/7/05	14,700	14,700
Colorado Housing & Finance Auth Multi-Family Mortgage Bonds VRDO	2.780%	11/7/05	19,825	19,825
Colorado Housing & Finance Auth Multi-Family Mortgage Bonds VRDO	2.830%	11/7/05	19,715	19,715
Colorado Housing & Finance Auth Single Family Mortgage Bonds Rev	1.990%	11/1/05	10,000	10,000
Colorado Housing & Finance Auth Single Family Mortgage Bonds Rev	2.800%	7/5/06	71,770	71,770
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.780%	11/7/05	42,925	42,925
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.780%	11/7/05	34,500	34,500
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.780%	11/7/05	5,000	5,000
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.780%	11/7/05	17,300	17,300
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.830%	11/7/05	24,315	24,315
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.830%	11/7/05	10,000	10,000
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.830%	11/7/05	17,000	17,000
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.830%	11/7/05	15,000	15,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado Housing & Finance Auth Single Family Mortgage Bonds VRDO	2.830%	11/7/05	40,275	40,275
1 Colorado Springs CO Util. System Rev. TOB VRDO	2.730%	11/7/05	11,700	11,700
1 Colorado Springs CO Util. System Rev. TOB VRDO	2.740%	11/7/05	4,255	4,255
Colorado Student Obligation Bond Auth. VRDO	2.740%	11/7/05 (2)	26,600	26,600
1 Denver CO City & County Airport Rev. TOB VRDO	2.740%	11/7/05 (10)	7,250	7,250
1 Denver CO City & County Airport Rev. TOB VRDO	2.740%	11/7/05 (10)	5,300	5,300
1 Denver CO City & County Airport Rev. TOB VRDO	2.780%	11/7/05 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	2.740%	11/7/05 (1)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	2.740%	11/7/05 (11)	22,000	22,000
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	2.700%	11/7/05 (2)	40,000	40,000
1 Jefferson County CO School Dist. VRDO	2.740%	11/7/05 (4)	11,430	11,430
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.700%	11/7/05 LOC	3,465	3,465
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	2.740%	11/7/05 (3)	4,620	4,620
				888,615
Connecticut (0.9%)
Connecticut GO	3.000%	12/1/05	20,000	20,015
1 Connecticut GO TOB VRDO	2.740%	11/7/05 (2)	23,760	23,760
1 Connecticut GO TOB VRDO	2.740%	11/7/05 (2)	11,225	11,225
1 Connecticut GO TOB VRDO	2.740%	11/7/05 (1)	19,000	19,000
Connecticut Special Tax Obligation Rev (Transp. Infrastructure) VRDO	2.750%	11/7/05 (3)	28,700	28,700
1 Connecticut State Housing Finance Auth. TOB VRDO	2.860%	11/7/05	9,000	9,000
Fairfield CT BAN	4.000%	7/27/06	19,850	20,035
North Haven CT BAN	4.000%	4/26/06	32,725	32,914
				164,649
Delaware (0.2%)
1 Delaware GO TOB VRDO	2.740%	11/7/05	4,760	4,760
New Castle County DE Airport Fac. Rev (FlightSafety) VRDO	2.730%	11/7/05	16,600	16,600
Univ. of Delaware Rev. VRDO	2.720%	11/1/05	8,155	8,155
				29,515
District of Columbia (2.5%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	2.730%	11/7/05	12,000	12,000
District of Columbia (National Geographic Society) VRDO	2.690%	11/7/05	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	2.700%	11/7/05 LOC	19,030	19,030
1 District of Columbia GO TOB PUT	2.950%	7/20/06 (1)	5,460	5,460
1 District of Columbia GO TOB PUT	2.950%	7/20/06 (4)	5,690	5,690

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 District of Columbia GO TOB VRDO	2.720%	11/7/05 (2)	4,490	4,490
1 District of Columbia GO TOB VRDO	2.740%	11/7/05 (4)	3,750	3,750
1 District of Columbia GO TOB VRDO	2.740%	11/7/05 (4)	5,240	5,240
District of Columbia GO VRDO	2.700%	11/7/05 (3)	61,800	61,800
District of Columbia GO VRDO	2.780%	11/7/05 (1)	31,760	31,760
District of Columbia Housing Finance Agency Single Family Mortgage Rev. FR	4.060%	11/25/05	90,785	90,785
District of Columbia Rev (American College of Cardiology) VRDO	2.700%	11/7/05 LOC	13,000	13,000
District of Columbia Univ. Rev (George Washington Univ.) VRDO	2.700%	11/7/05 (1)	47,565	47,565
1 District of Columbia Water & Sewer Auth Public Util. Rev. TOB VRDO	2.720%	11/7/05 (4)	18,770	18,770
1 District of Columbia Water & Sewer Auth Public Util. Rev. TOB VRDO	2.720%	11/7/05 (4)	4,645	4,645
Metro. Washington Airports Auth Airport System Rev. CP	2.800%	12/12/05 LOC	15,000	15,000
Metro. Washington Airports Auth Airport System Rev. CP	2.850%	1/18/06 LOC	10,000	10,000
1 Metro. Washington Airports Auth Airport System Rev. TOB VRDO	2.770%	11/7/05 (1)	19,195	19,195
1 Metro. Washington Airports Auth Airport System Rev. TOB VRDO	2.780%	11/7/05 (4)	6,000	6,000
1 Metro. Washington Airports Auth Airport System Rev. TOB VRDO	2.780%	11/7/05 (1)	19,000	19,000
1 Metro. Washington Airports Auth Airport System Rev. TOB VRDO	2.780%	11/7/05 (1)	9,000	9,000
1 Metro. Washington Airports Auth Airport System Rev. TOB VRDO	2.780%	11/7/05 (1)	6,510	6,510
				426,360
Florida (3.3%)
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	2.730%	11/7/05	6,980	6,980
1 Broward County FL School Board COP TOB VRDO	2.740%	11/7/05 (4)	5,195	5,195
1 Broward County FL School Board COP TOB VRDO	2.740%	11/7/05 (4)	6,635	6,635
1 Collier County FL School Board COP TOB VRDO	2.730%	11/7/05 (4)	3,945	3,945
1 Collier County FL School Board COP TOB VRDO	2.740%	11/7/05 (4)	5,170	5,170
1 Florida Board of Educ. Capital Outlay TOB VRDO	2.730%	11/7/05	7,980	7,980
1 Florida Board of Educ. Public Educ Capital Outlay TOB VRDO	2.740%	11/7/05	15,000	15,000
1 Florida Board of Educ. Public Educ Capital Outlay TOB VRDO	2.740%	11/7/05	5,425	5,425
1 Florida Board of Educ. Public Educ Capital Outlay TOB VRDO	2.740%	11/7/05	4,275	4,275

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Florida Board of Educ. Public Educ. TOB VRDO	2.740%	11/7/05 (1)	7,880	7,880
1 Florida Board of Educ. Public Educ. TOB VRDO	2.740%	11/7/05	8,825	8,825
1 Florida Board of Educ. Public Educ. TOB VRDO	2.740%	11/7/05 (1)	6,960	6,960
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.730%	11/7/05 (1)	33,730	33,730
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.730%	11/7/05 (2)	3,344	3,344
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.740%	11/7/05 (3)	11,215	11,215
1 Florida Board of Educ. TOB VRDO	2.740%	11/7/05	4,900	4,900
1 Florida Board of Educ. TOB VRDO	2.740%	11/7/05	3,875	3,875
1 Florida Board of Educ. TOB VRDO	2.740%	11/7/05	18,290	18,290
1 Florida Board of Educ. TOB VRDO	2.740%	11/7/05	44,400	44,400
1 Florida Correctional Privatization Comm COP TOB VRDO	2.740%	11/7/05 (2)	7,970	7,970
1 Florida Dept. of Environmental Protection Preservation Rev. TOB VRDO	2.730%	11/7/05 (1)	14,825	14,825
1 Florida Dept. of Transp. TOB VRDO	2.740%	11/7/05	6,830	6,830
1 Florida Dept. of Transp. TOB VRDO	2.740%	11/7/05	7,525	7,525
1 Florida Housing Finance Agency Rev. TOB VRDO	2.860%	11/7/05	8,265	8,265
Florida Muni. Power Agency Rev (Stanton Project) VRDO	2.690%	11/7/05 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	2.740%	11/7/05 (2)	5,470	5,470
1 Florida Turnpike Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	6,895	6,895
Hillsborough County FL Capital Improvement Program CP	2.700%	12/20/05 LOC	10,000	10,000
1 Hillsborough County FL Water & Sewer Rev. TOB VRDO	2.740%	11/7/05 (2)	10,095	10,095
Jacksonville FL Electric Auth. Rev. CP	2.680%	11/9/05	20,000	20,000
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	2.730%	11/7/05 (3)	2,090	2,090
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	2.740%	11/7/05 (3)	2,675	2,675
1 Miami-Dade County FL Aviation- Miami International Airport TOB VRDO	2.740%	11/7/05 (3)	5,000	5,000
1 Miami-Dade County FL Aviation- Miami International Airport TOB VRDO	2.780%	11/7/05 (1)	5,370	5,370
1 Miami-Dade County FL School Board TOB VRDO	2.740%	11/7/05 (3)	4,185	4,185
1 Miami-Dade County FL School Board TOB VRDO	2.740%	11/7/05 (3)	9,230	9,230
1 Miami-Dade County FL School Board TOB VRDO	2.740%	11/7/05 (3)	3,100	3,100
1 Orange County FL Housing Finance Auth Single Family Mortgage Rev. TOB VRDO	2.790%	11/7/05	4,580	4,580
1 Orange County FL Housing Finance Auth Single Family Mortgage Rev. TOB VRDO	2.790%	11/7/05	10,715	10,715
1 Orange County FL Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (3)	3,940	3,940
Orange County FL School Board VRDO	2.720%	11/1/05 (1)	1,970	1,970

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Orlando & Orange County FL Expressway Auth. VRDO	2.670%	11/7/05 (2)	10,000	10,000
Orlando & Orange County FL Expressway Auth. VRDO	2.670%	11/7/05 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	2.680%	11/7/05 (4)	10,800	10,800
Orlando & Orange County FL Expressway Auth. VRDO	2.680%	11/7/05 (4)	20,800	20,800
Orlando & Orange County FL Expressway Auth. VRDO	2.680%	11/7/05 (2)	16,940	16,940
1 Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	2.740%	11/7/05	4,260	4,260
1 Palm Beach County FL School Board COP TOB VRDO	2.740%	11/7/05 (3)	395	395
1 Palm Beach County FL School Board COP TOB VRDO	2.740%	11/7/05 (3)	6,300	6,300
Palm Beach County FL Special Purpose Fac. Rev (FlightSafety) VRDO	2.730%	11/7/05	18,000	18,000
Port St. Lucie FL Rev. VRDO	2.700%	11/7/05 (1)	57,400	57,400
Sunshine State Florida Govt Financing Comm. Rev. VRDO	2.690%	11/7/05 (2)	48,145	48,145
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	2.730%	11/7/05 (3)(Prere.)	2,500	2,500
1 West Palm Beach FL Util. System Rev. TOB VRDO	2.730%	11/7/05 (3)	3,500	3,500
				580,724
Georgia (4.4%)
Atlanta GA Airport General Rev. VRDO	2.700%	11/7/05 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	2.700%	11/7/05 (1)	62,710	62,710
1 Atlanta GA Water & Wastewater Rev. TOB PUT	2.950%	7/20/06 (4)	11,625	11,625
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.740%	11/7/05 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.740%	11/7/05 (4)	13,100	13,100
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.740%	11/7/05 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.740%	11/7/05 (4)	6,275	6,275
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.740%	11/7/05 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.750%	11/7/05 (1)	9,995	9,995
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	2.750%	11/7/05 (3)	18,495	18,495
Atlanta GA Water & Wastewater Rev. VRDO	2.700%	11/7/05 (4)	125,030	125,030
1 Augusta GA Water & Sewer Rev. TOB VRDO	2.740%	11/7/05 (4)	17,640	17,640
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.710%	11/7/05 (3)	50,640	50,640
Cobb County GA TAN	3.500%	12/30/05	20,000	20,034
Floyd County GA Dev. Auth. Rev (Berry College) VRDO	2.700%	11/7/05 LOC	20,700	20,700
Forsyth County GA Water & Sewer Auth. Rev. VRDO	2.700%	11/7/05	10,000	10,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.690%	11/7/05 LOC	13,100	13,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	2.700%	11/7/05 LOC	7,300	7,300
Fulton County GA Dev. Auth (Robert A. Woodruff Arts Center) VRDO	2.700%	11/7/05	43,280	43,280
1 Fulton County GA Fac. Corp. COP (Fulton County GA Public Purpose Project) TOB VRDO	2.740%	11/7/05 (2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	2.740%	11/7/05	21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	2.740%	11/7/05 (3)	3,300	3,300
1 Georgia GO TOB VRDO	2.730%	11/7/05	1,100	1,100
1 Georgia GO TOB VRDO	2.740%	11/7/05	10,580	10,580
1 Georgia GO TOB VRDO	2.740%	11/7/05	31,350	31,350
1 Georgia GO TOB VRDO	2.740%	11/7/05	2,795	2,795
1 Georgia GO TOB VRDO	2.740%	11/7/05	6,185	6,185
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	2.740%	11/7/05 (1)	6,795	6,795
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	2.740%	11/7/05 (1)	7,850	7,850
Gwinnett County GA Hosp. Auth. Rev (Gwinnett Hosp. System Inc.) VRDO	2.700%	11/7/05 LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev (Gwinnett Hosp. System Inc.) VRDO	2.700%	11/7/05 LOC	31,000	31,000
Gwinnett County GA School Dist. TAN	3.250%	12/30/05	39,250	39,290
Macon-Bibb County GA Hosp. Auth (Medical Center of Central Georgia) VRDO	2.690%	11/7/05 (2)	25,000	25,000
Macon-Bibb County GA Hosp. Auth (Medical Center of Central Georgia) VRDO	2.700%	11/7/05 LOC	20,865	20,865
1 Metro. Atlanta GA Rapid Transp. Auth Georgia Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (4)	3,200	3,200
Richmond County GA Hosp. Auth (Univ. of Health Services) VRDO	2.700%	11/7/05 LOC	23,800	23,800
				771,929
Hawaii (1.0%)
1 Hawaii Airport System Rev. TOB VRDO	2.780%	11/7/05 (3)	1,350	1,350
1 Hawaii Airport System Rev. TOB VRDO	2.780%	11/7/05 (3)	7,715	7,715
Hawaii GO	6.000%	3/1/06 (3)	9,315	9,416
Hawaii GO	5.000%	6/1/06	9,365	9,478
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (4)	8,435	8,435
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (1)	5,320	5,320
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (1)	6,085	6,085
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (1)	6,370	6,370
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (2)	14,580	14,580
1 Hawaii GO TOB VRDO	2.740%	11/7/05 (2)	5,700	5,700
1 Hawaii Highway Rev. TOB VRDO	2.740%	11/7/05	9,900	9,900
Honolulu HI City & County CP	2.700%	11/1/05 LOC	10,000	10,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Honolulu HI City & County CP	2.900%	2/16/06 LOC	15,000	15,000
Honolulu HI City & County GO	5.750%	1/1/06 (ETM)	8,815	8,860
Honolulu HI City & County PUT	2.280%	12/1/05 (3)	16,700	16,700
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (1)	4,605	4,605
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (1)	2,970	2,970
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (1)	3,660	3,660
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (1)	13,170	13,170
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (1)	7,500	7,500
1 Honolulu HI City & County TOB VRDO	2.740%	11/7/05 (3)	6,145	6,145
				172,959
Idaho (0.7%)
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	10,995	10,995
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	6,900	6,900
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	7,755	7,755
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	11,100	11,100
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	12,000	12,000
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	10,500	10,500
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	10,900	10,900
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	10,900	10,900
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	11,555	11,555
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	13,465	13,465
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	13,000	13,000
Idaho Housing & Finance Assn Single Family Mortgage Rev. VRDO	2.830%	11/7/05	9,450	9,450
				128,520
Illinois (9.2%)
1 Chicago IL Board of Educ. TOB VRDO	2.730%	11/7/05 (4)	7,085	7,085
1 Chicago IL Board of Educ. TOB VRDO	2.740%	11/7/05 (2)	6,045	6,045
1 Chicago IL Board of Educ. TOB VRDO	2.740%	11/7/05 (1)	5,290	5,290
1 Chicago IL Board of Educ. TOB VRDO	2.740%	11/7/05 (1)	3,880	3,880
1 Chicago IL Board of Educ. TOB VRDO	2.740%	11/7/05 (2)	5,875	5,875
1 Chicago IL Board of Educ. TOB VRDO	2.740%	11/7/05 (2)	7,440	7,440

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chicago IL Board of Educ. VRDO	2.690%	11/7/05 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	2.690%	11/7/05 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	2.840%	11/7/05 (4)	40,910	40,910
1 Chicago IL GO TOB PUT	2.950%	7/20/06 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	2.720%	11/7/05 (2)	3,280	3,280
1 Chicago IL GO TOB VRDO	2.720%	11/7/05 (4)	4,075	4,075
1 Chicago IL GO TOB VRDO	2.730%	11/7/05 (3)	7,905	7,905
1 Chicago IL GO TOB VRDO	2.730%	11/7/05 (1)	5,000	5,000
1 Chicago IL GO TOB VRDO	2.740%	11/7/05 (1)	2,500	2,500
1 Chicago IL GO TOB VRDO	2.740%	11/7/05 (1)	5,505	5,505
1 Chicago IL GO TOB VRDO	2.740%	11/7/05 (4)	4,970	4,970
1 Chicago IL GO TOB VRDO	2.740%	11/7/05 (4)	5,295	5,295
1 Chicago IL GO TOB VRDO	2.740%	11/7/05 (4)	8,110	8,110
1 Chicago IL GO TOB VRDO	2.750%	11/7/05 (2)	19,995	19,995
Chicago IL GO VRDO	2.720%	11/7/05 (3)	45,000	45,000
1 Chicago IL Metro. Water Reclamation Dist GO TOB VRDO	2.740%	11/7/05	5,305	5,305
Chicago IL Metro. Water Reclamation Dist. GO VRDO	2.700%	11/7/05	33,600	33,600
1 Chicago IL Park Dist. TOB VRDO	2.740%	11/7/05 (3)	5,250	5,250
1 Chicago IL Park Dist. TOB VRDO	2.740%	11/7/05 (3)	5,605	5,605
1 Chicago IL Park Dist. TOB VRDO	2.740%	11/7/05 (2)	3,985	3,985
1 Chicago IL Park Dist. TOB VRDO	2.750%	11/7/05 (3)	9,990	9,990
1 Chicago IL Public Building Comm (Chicago School Reform Board) TOB VRDO	2.740%	11/7/05 (3)	5,400	5,400
1 Chicago IL Public Building Comm. GO TOB VRDO	2.740%	11/7/05 (3)	2,800	2,800
1 Chicago IL Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (4)	3,775	3,775
1 Chicago IL Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (4)	8,015	8,015
Chicago IL Sales Tax Rev. VRDO	2.700%	11/7/05 (3)	69,700	69,700
1 Chicago IL Water Rev. TOB VRDO	2.720%	11/7/05 (2)	2,840	2,840
1 Chicago IL Water Rev. TOB VRDO	2.730%	11/7/05 (2)	14,875	14,875
1 Chicago IL Water Rev. TOB VRDO	2.740%	11/7/05 (2)	3,760	3,760
Chicago IL Water Rev. VRDO	2.690%	11/7/05 (1)	38,000	38,000
Chicago IL Water Rev. VRDO	2.700%	11/7/05 LOC	72,130	72,130
1 Cook County IL GO TOB VRDO	2.740%	11/7/05 (2)	13,355	13,355
1 Cook County IL GO TOB VRDO	2.740%	11/7/05 (1)	5,595	5,595
1 Cook County IL GO TOB VRDO	2.740%	11/7/05 (1)	7,630	7,630
1 Cook County IL GO TOB VRDO	2.740%	11/7/05 (3)	5,120	5,120
1 Cook County IL GO TOB VRDO	2.750%	11/7/05 (3)	11,500	11,500
Cook County IL GO VRDO	2.770%	11/7/05	30,000	30,000
Illinois Dev. Finance Auth. Hosp. Rev (Evanston Northwestern Healthcare Corp.) VRDO	2.710%	11/7/05	103,700	103,700

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	2.700%	11/7/05 (3)	19,280	19,280
1 Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	2.740%	11/7/05	7,005	7,005
Illinois Educ. Fac. Auth. Rev (Adler Planetarium) VRDO	2.860%	11/7/05 LOC	19,700	19,700
Illinois Educ. Fac. Auth. Rev (Field Museum of Natural History) VRDO	2.760%	11/7/05 LOC	26,500	26,500
1 Illinois Educ. Fac. Auth. Rev (Northwestern Univ.) TOB VRDO	2.740%	11/7/05	6,005	6,005
1 Illinois Educ. Fac. Auth. Rev (Univ. of Chicago) TOB VRDO	2.740%	11/7/05	5,855	5,855
1 Illinois Educ. Fac. Auth. Rev (Univ. of Chicago) TOB VRDO	2.740%	11/7/05	4,875	4,875
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO 2.690%	11/7/05	18,500	18,500
Illinois Finance Auth. Rev. (Public Project Construction Notes) PUT	2.850%	4/1/06	7,500	7,500
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.690%	11/7/05	54,500	54,500
1 Illinois Finance Auth. Student Housing Rev TOB VRDO	2.730%	11/7/05	4,060	4,060
Illinois GO	5.000%	3/1/06	3,500	3,527
1 Illinois GO TOB PUT	2.820%	6/22/06 (1)	12,480	12,480
1 Illinois GO TOB PUT	2.950%	7/20/06 (2)	5,795	5,795
1 Illinois GO TOB VRDO	2.720%	11/7/05 (1)	5,680	5,680
1 Illinois GO TOB VRDO	2.730%	11/7/05	6,675	6,675
1 Illinois GO TOB VRDO	2.740%	11/7/05 (3)	22,000	22,000
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	5,305	5,305
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	8,450	8,450
1 Illinois GO TOB VRDO	2.740%	11/7/05	7,720	7,720
1 Illinois GO TOB VRDO	2.740%	11/7/05 (2)	11,595	11,595
1 Illinois GO TOB VRDO	2.740%	11/7/05 (2)	3,140	3,140
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	4,750	4,750
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	5,105	5,105
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	3,775	3,775
1 Illinois GO TOB VRDO	2.740%	11/7/05 (4)	3,995	3,995
1 Illinois GO TOB VRDO	2.740%	11/7/05 (4)	4,980	4,980
1 Illinois GO TOB VRDO	2.740%	11/7/05 (4)	3,570	3,570
1 Illinois GO TOB VRDO	2.740%	11/7/05	2,880	2,880
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	2,960	2,960
1 Illinois GO TOB VRDO	2.740%	11/7/05 (2)	2,500	2,500
1 Illinois GO TOB VRDO	2.740%	11/7/05 (1)	15,560	15,560
1 Illinois GO TOB VRDO	2.740%	11/7/05 (2)	9,090	9,090
1 Illinois GO TOB VRDO	2.800%	11/7/05 (2)	2,940	2,940
Illinois GO VRDO	2.780%	11/7/05	182,835	182,835

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	2.690%	11/7/05 LOC	25,300	25,300
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	6,320	6,320
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	4,950	4,950
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05 (1)	5,280	5,280
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	2,895	2,895
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05 (3)	12,895	12,895
1 Illinois Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (4)	5,295	5,295
Illinois Student Assistance Comm Student Loan Rev. VRDO	2.750%	11/7/05 LOC	5,000	5,000
1 Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (1)	4,000	4,000
1 Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev. TOB VRDO	2.740%	11/7/05	7,100	7,100
1 Metro. Pier & Exposition Auth Illinois Dedicated Tax Rev. TOB VRDO	2.740%	11/7/05 (1)	10,000	10,000
1 Regional Transp. Auth. Cook, Du Page, Kane,Lake, McHenry, and Will Counties IL GO TOB VRDO	2.730%	11/7/05 (3)	64,600	64,600
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.740%	11/7/05 (1)	5,350	5,350
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.740%	11/7/05 (3)	18,920	18,920
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.740%	11/7/05 (4)	26,210	26,210
1 Schaumburg IL GO TOB VRDO	2.720%	11/7/05 (3)	4,895	4,895
Schaumburg IL GO VRDO	2.710%	11/7/05	1,450	1,450
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.700%	11/7/05	63,535	63,535
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.740%	11/7/05 (1)	5,170	5,170
1 Will County IL Community School Dist. TOB VRDO	2.740%	11/7/05 (3)	7,070	7,070
				1,602,747
Indiana (2.3%)
Delaware County IN Hosp. Auth. Rev (Cardinal Health Systems) VRDO	2.760%	11/7/05 (2)	32,700	32,700
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/06 LOC	69,000	69,080
1 Indiana Bond Bank Rev Revolving Funding Program TOB VRDO	2.740%	11/7/05	8,315	8,315
Indiana Dev. Finance Auth. Rev (Indianapolis Museum of Art) VRDO	2.750%	11/7/05 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	2.710%	11/7/05 LOC	31,345	31,345
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group) PUT	2.720%	6/1/06	14,500	14,500

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group) PUT	2.740%	7/3/06	20,000	20,000
Indiana Housing Finance & Community Dev. Auth Single Family Mortgage Rev. PUT	3.050%	4/6/06	15,000	15,000
Indiana Muni. Power Agency Rev. VRDO	2.700%	11/7/05 LOC	10,000	10,000
Indiana Office Building Comm. Fac. Rev (Indiana Govt. Center South) VRDO	2.690%	11/7/05	14,700	14,700
Indiana Office Building Comm. Fac. Rev (Miami Correctional Fac.) VRDO	2.710%	11/7/05	47,400	47,400
Indiana Office Building Comm. Fac. Rev (Pendleton Juvenile Corrections Fac.) VRDO	2.690%	11/7/05	31,800	31,800
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.720%	11/7/05 (3)	4,995	4,995
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.720%	11/7/05 (3)	4,085	4,085
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.730%	11/7/05 (3)	4,310	4,310
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.740%	11/7/05 (3)	5,140	5,140
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.740%	11/7/05 (3)	7,460	7,460
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.740%	11/7/05 (3)	5,310	5,310
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.740%	11/7/05 (3)	2,775	2,775
1 Indiana Transp. Finance Auth Highway Rev. TOB VRDO	2.740%	11/7/05 (3)	7,985	7,985
Indiana Univ. Rev. Student Residence VRDO	2.730%	11/7/05	19,775	19,775
1 Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	2.740%	11/7/05 (1)	9,745	9,745
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.740%	11/7/05	6,335	6,335
				391,855
Iowa (0.3%)
Iowa Finance Auth. Single Family Rev. PUT	2.950%	11/1/05	12,000	12,000
Iowa Finance Auth. Single Family Rev. PUT	2.750%	2/1/06	16,500	16,500
Iowa Higher Educ. Loan Auth. Rev Private College Fac. (Grinnell College Project) VRDO	2.690%	11/7/05	25,000	25,000
Iowa Student Loan Liquidity Corp. Rev	4.900%	12/1/05	5,000	5,009
				58,509
Kansas (0.5%)
1 Kansas Dept. of Transp. Highway Rev. TOB VRDO	2.740%	11/7/05	3,805	3,805
1 Kansas Dev. Finance Auth. TOB VRDO	2.740%	11/7/05	5,275	5,275
1 Koch Industries Kansas TOB VRDO	2.900%	11/7/05 (2)	34,629	34,629

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sedgwick County KS Airport Fac. Rev (FlightSafety) VRDO	2.730%	11/7/05	34,000	34,000
Wyandotte County Kansas City KS Unified Govt. GO	3.000%	4/1/06	7,000	7,000
1 Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	2.740%	11/7/05 (2)	6,000	6,000
				90,709
Kentucky (1.2%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	2.890%	11/7/05 LOC	4,200	4,200
1 Kentucky Asset/Liability Comm General Fund Rev. TOB VRDO	2.740%	11/7/05 (1)	5,045	5,045
Kentucky Asset/Liability Comm General Fund Rev. TRAN	4.000%	6/28/06	75,000	75,639
1 Kentucky Property & Building Comm. Rev TOB VRDO	2.730%	11/7/05 (1)	4,500	4,500
1 Kentucky Property & Building Comm. Rev TOB VRDO	2.740%	11/7/05 (4)	8,025	8,025
1 Kentucky Property & Building Comm. Rev TOB VRDO	2.740%	11/7/05 (4)	3,000	3,000
1 Kentucky Property & Building Comm. Rev TOB VRDO	2.740%	11/7/05 (4)	5,340	5,340
1 Kentucky Property & Building Comm. Rev TOB VRDO	2.740%	11/7/05 (1)	6,840	6,840
Kentucky Rural Water Finance Corp. Rev. PUT	2.850%	4/1/06	3,000	3,000
Kentucky Rural Water Finance Corp. Rev. PUT	2.850%	4/1/06	8,000	8,000
1 Kentucky Turnpike Auth Econ. Dev. Road Rev. TOB VRDO	2.730%	11/7/05 (2)	5,400	5,400
1 Louisville & Jefferson County KY TOB VRDO	2.740%	11/7/05 (1)	15,000	15,000
Warren County KY Rev (Western Kentucky Univ. Student Life) VRDO	2.840%	11/7/05 LOC	63,510	63,510
				207,499
Louisiana (0.4%)
1 Ernest N. Morial—New Orleans LA Exhibit Hall Special Tax TOB VRDO	2.740%	11/7/05 (2)	10,600	10,600
1 Lafayette LA Public Improvement Sales Tax Rev. TOB VRDO	2.740%	11/7/05 (1)	6,760	6,760
1 Louisiana GO TOB VRDO	2.740%	11/7/05 (1)	8,380	8,380
1 Louisiana GO TOB VRDO	2.740%	11/7/05 (2)	5,245	5,245
1 Louisiana GO TOB VRDO	2.740%	11/7/05 (3)	30,000	30,000
1 New Orleans LA GO TOB VRDO	2.740%	11/7/05 (1)	5,575	5,575
				66,560

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maine (0.6%)
1 Maine Health & Higher Educ. Fac. Auth. Rev TOB VRDO	2.740%	11/7/05 (1)	11,380	11,380
1 Maine Housing Auth. General. Rev. TOB VRDO	2.750%	11/7/05	7,090	7,090
1 Maine Housing Auth. General. Rev. TOB VRDO	2.790%	11/7/05	40,990	40,990
1 Maine Housing Auth. General. Rev. TOB VRDO	2.790%	11/7/05	6,250	6,250
1 Maine Housing Auth. General. Rev. TOB VRDO	2.790%	11/7/05	3,330	3,330
1 Maine Housing Auth. General. Rev. TOB VRDO	2.790%	11/7/05	14,850	14,850
1 Maine Housing Auth. General. Rev. TOB VRDO	2.790%	11/7/05	12,820	12,820
				96,710
Maryland (1.3%)
Howard County MD Consolidated Public Improvement CP	2.650%	12/12/05	25,000	25,000
2 Maryland Dept. of Housing & Community Dev.	3.200%	11/24/06	43,000	43,000
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	2.750%	11/7/05	55,500	55,500
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	2.890%	11/7/05	6,445	6,445
1 Maryland Dept. of Transp. TOB VRDO	2.740%	11/7/05	4,800	4,800
Maryland Health & Higher Educ. Fac. Auth. Rev (Johns Hopkins Hosp.) CP	2.760%	12/13/05	13,288	13,288
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System) VRDO	2.700%	11/7/05 (2)	32,800	32,800
Montgomery County MD Consolidated Public Improvement CP	2.750%	11/7/05	27,500	27,500
Montgomery County MD Consolidated Public Improvement CP	2.870%	3/9/06	24,000	24,000
				232,333
Massachusetts (3.2%)
Bedford MA BAN	4.000%	7/28/06	3,550	3,576
Canton MA BAN	3.750%	1/19/06	8,670	8,687
Framingham MA BAN	4.000%	6/30/06	13,264	13,353
Marblehead MA BAN	4.000%	8/18/06	7,711	7,774
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.740%	11/7/05	28,000	28,000
Massachusetts GO CP	2.850%	2/10/06	6,400	6,400
1 Massachusetts GO TOB VRDO	2.740%	11/7/05 (2)	12,000	12,000
1 Massachusetts GO TOB VRDO	2.740%	11/7/05	5,800	5,800
Massachusetts GO VRDO	2.700%	11/7/05	11,540	11,540
Massachusetts GO VRDO	2.700%	11/7/05	42,600	42,600
Massachusetts GO VRDO	2.790%	11/7/05	55,200	55,200
Massachusetts GO VRDO	2.790%	11/7/05	135,900	135,900
Massachusetts Health & Educ. Fac. Auth. Rev (Partners Healthcare System) VRDO	2.680%	11/7/05	44,700	44,700

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Health & Educ. Fac. Auth. Rev (Harvard Univ.) CP	2.750%	12/13/05	18,678	18,678
Massachusetts Health & Educ. Fac. Auth. Rev (Harvard Univ.) CP	2.870%	3/7/06	23,000	23,000
Massachusetts Health & Educ. Fac. Auth. Rev (Harvard Univ.) CP	2.870%	3/8/06	9,000	9,000
Massachusetts Housing Finance Agency Housing Rev. VRDO	2.680%	11/7/05 (4)	38,400	38,400
Massachusetts Housing Finance Agency Housing Rev. VRDO	2.680%	11/7/05	45,885	45,885
Massachusetts Ind. Finance Agency Rev (Buckingham Browne) VRDO	2.690%	11/7/05 LOC	5,200	5,200
1 Massachusetts Water Pollution Abatement TOB VRDO	2.740%	11/7/05	2,645	2,645
Massachusetts Water Resources Auth. Rev. VRDO	2.680%	11/7/05 (3)	2,190	2,190
Needham MA BAN	3.750%	6/15/06	2,507	2,522
Peabody MA BAN	3.300%	2/9/06	17,343	17,390
Pembroke MA BAN	4.000%	8/3/06	13,500	13,612
				554,052
Michigan (4.7%)
1 Detroit MI Sewer System Rev. TOB VRDO	2.730%	11/7/05 (4)	14,025	14,025
1 Detroit MI Sewer System Rev. TOB VRDO	2.740%	11/7/05 (1)	20,100	20,100
Detroit MI Sewer System Rev. VRDO	2.700%	11/7/05 (3)	35,240	35,240
1 Detroit MI Water Supply System TOB VRDO	2.730%	11/7/05 (1)	15,135	15,135
Detroit MI Water Supply System VRDO	2.710%	11/7/05 (3)	86,150	86,150
Detroit MI Water Supply System VRDO	2.780%	11/7/05 (3)	80,000	80,000
1 Huron Valley MI School Dist. TOB VRDO	2.740%	11/7/05	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev (W.A. Foote Memorial Hosp.) VRDO	2.720%	11/7/05 LOC	10,000	10,000
Michigan Building Auth. CP	2.730%	11/9/05 LOC	41,600	41,600
1 Michigan Building Auth. Rev. TOB VRDO	2.720%	11/7/05 (1)	10,085	10,085
1 Michigan Building Auth. Rev. TOB VRDO	2.730%	11/7/05 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	2.730%	11/7/05	5,110	5,110
1 Michigan Building Auth. Rev. TOB VRDO	2.740%	11/7/05 (1)	4,275	4,275
Michigan Building Auth. Rev. VRDO	2.700%	11/7/05	100,175	100,175
1 Michigan Environmental Program GO TOB VRDO	2.730%	11/7/05	4,395	4,395
Michigan Hosp. Finance Auth. Rev (Holland Community Hosp.) VRDO	2.710%	11/7/05 LOC	7,000	7,000
Michigan Housing Dev. Auth. Rev. VRDO	2.720%	11/7/05 (4)	20,000	20,000
Michigan Housing Dev. Auth. Rev. VRDO	2.750%	11/7/05 (1)	29,900	29,900
Michigan Muni. Bond Auth. Rev	4.000%	8/18/06	19,200	19,368
1 Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund) TOB VRDO	2.730%	11/7/05	7,580	7,580

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund) TOB VRDO	2.730%	11/7/05	8,410	8,410
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	2.740%	11/7/05	10,885	10,885
1 Michigan Trunk Line Rev. TOB VRDO	2.740%	11/7/05 (4)	7,975	7,975
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	2.740%	11/7/05	6,500	6,500
Univ. of Michigan Hosp. Rev (Medical Service Plan) VRDO	2.690%	11/7/05	39,560	39,560
Univ. of Michigan Hosp. Rev. VRDO	2.690%	11/7/05	82,205	82,205
Univ. of Michigan Hosp. Rev. VRDO	2.690%	11/7/05	26,000	26,000
Univ. of Michigan Univ. Rev. VRDO	2.690%	11/7/05	64,465	64,465
1 Wayne Charter County MI Airport Rev (Detroit Metro. Wayne County) TOB VRDO	2.770%	11/7/05 (1)	13,710	13,710
1 Wayne Charter County MI Airport Rev (Detroit Metro. Wayne County) TOB VRDO	2.770%	11/7/05 (1)	2,860	2,860
1 Wayne Charter County MI Airport Rev (Detroit Metro. Wayne County) TOB VRDO	2.770%	11/7/05 (1)	2,745	2,745
1 Wayne Charter County MI Airport Rev (Detroit Metro. Wayne County) TOB VRDO	2.780%	11/7/05 (1)	24,175	24,175
				820,263
Minnesota (1.5%)
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	2.740%	11/7/05 (2)	5,245	5,245
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	2.770%	11/7/05 (2)	3,045	3,045
Minneapolis MN Rev (Guthrie Theatre Project) VRDO	2.700%	11/7/05 LOC	20,000	20,000
1 Minneapolis MN TOB VRDO	2.740%	11/7/05	3,995	3,995
1 Minnesota GO TOB VRDO	2.740%	11/7/05	4,850	4,850
1 Minnesota GO TOB VRDO	2.740%	11/7/05	3,655	3,655
1 Minnesota GO TOB VRDO	2.740%	11/7/05	3,860	3,860
Minnesota Housing Finance Agency Residential Housing Finance PUT	2.300%	12/14/05	28,045	28,045
Minnesota Housing Finance Agency Residential Housing Finance VRDO	2.750%	11/7/05	4,900	4,900
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/06	38,000	38,333
Regents of the Univ. of Minnesota GO VRDO	2.810%	11/7/05	126,150	126,150
Rochester MN Health Care Fac. Rev (Mayo Foundation) CP	2.750%	11/7/05	5,500	5,500
1 Southern Minnesota Muni. Power Agency Power Supply System Rev. TOB VRDO	2.740%	11/7/05 (2)	7,600	7,600
				255,178

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (1.0%)
1 Mississippi Dev. Bank GO TOB VRDO	2.740%	11/7/05 (3)	6,530	6,530
Mississippi Dev. Bank Special Obligation Rev. VRDO	2.690%	11/7/05	99,508	99,508
Mississippi GO	4.000%	4/1/06	8,000	8,034
1 Mississippi GO TOB VRDO	2.740%	11/7/05 (3)	4,295	4,295
1 Mississippi GO TOB VRDO	2.740%	11/7/05 (3)	4,000	4,000
1 Mississippi GO TOB VRDO	2.750%	11/7/05	12,515	12,515
1 Mississippi GO TOB VRDO	2.750%	11/7/05 (4)	9,200	9,200
Mississippi GO VRDO	2.700%	11/7/05	26,330	26,330
1 Mississippi Home Corp.
Single Family Rev. TOB VRDO	2.740%	11/7/05 (3)	2,260	2,260
				172,672
Missouri (0.9%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	2.700%	11/7/05 (4)	53,500	53,500
1 Kansas City MO GO TOB VRDO	2.740%	11/7/05	7,330	7,330
1 Missouri Board Public Building Special Obligation Rev. TOB VRDO	2.720%	11/7/05	9,245	9,245
1 Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	2.730%	11/7/05	7,505	7,505
1 Missouri Health & Educ. Fac. Auth. Health Fac. Rev (BJC Health System) TOB VRDO	2.730%	11/7/05	8,135	8,135
1 Missouri Health & Educ. Fac. Auth. Health Fac. Rev (BJC Health System) TOB VRDO	2.740%	11/7/05	3,195	3,195
1 Missouri Health & Educ. Fac. Auth. Rev (Washington Univ.) TOB VRDO	2.740%	11/7/05	9,900	9,900
Missouri Highways & Transp Comm. Road Rev. VRDO	2.680%	11/7/05 LOC	7,500	7,500
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.780%	11/7/05	2,985	2,985
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.780%	11/7/05	4,345	4,345
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.860%	11/7/05	4,265	4,265
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.860%	11/7/05	11,055	11,055
St. Louis MO General Fund TRAN	4.000%	6/30/06	22,500	22,696
				151,656

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nebraska (1.4%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.690%	11/7/05	65,000	65,000
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.700%	11/7/05	38,441	38,441
Lincoln NE Lincoln Electric System CP	2.800%	12/6/05	15,000	15,000
1 Nebraska Higher Educ. Loan Program VRDO	2.800%	11/7/05 (1)	24,280	24,280
1 Nebraska Higher Educ. Loan Program VRDO	2.800%	11/7/05 (1)	24,700	24,700
1 Nebraska Higher Educ. Loan Program VRDO	2.800%	11/7/05 (1)	27,675	27,675
1 Nebraska Higher Educ. Loan Program VRDO	2.800%	11/7/05 (1)	20,575	20,575
1 Nebraska Public Power Dist. Rev. TOB VRDO	2.740%	11/7/05 (2)	3,200	3,200
1 Nebraska Public Power Dist. Rev. TOB VRDO	2.740%	11/7/05 (2)	5,330	5,330
1 Omaha NE Public Power Dist Electric Rev. TOB VRDO	2.740%	11/7/05	8,085	8,085
1 Omaha NE TOB VRDO	2.740%	11/7/05	8,000	8,000
				240,286
Nevada (1.0%)
Clark County NV Airport Improvement Rev. VRDO	2.700%	11/7/05 (3)	13,000	13,000
Clark County NV Airport Improvement Rev. VRDO	2.700%	11/7/05 (3)	20,000	20,000
1 Clark County NV Airport System Rev. TOB VRDO	2.750%	11/7/05 (3)	10,095	10,095
Clark County NV Highway Rev (Motor Vehicle Fuel Tax) CP	2.870%	2/9/06 LOC	23,000	23,000
Clark County NV Highway Rev (Motor Vehicle Fuel Tax) CP	2.900%	2/9/06 LOC	500	500
1 Clark County NV School Dist. GO TOB VRDO	2.740%	11/7/05 (4)	5,655	5,655
1 Clark County NV School Dist. GO TOB VRDO	2.740%	11/7/05 (1)	5,915	5,915
1 Clark County NV School Dist. GO TOB VRDO	2.740%	11/7/05 (3)	10,665	10,665
1 Clark County NV School Dist. GO TOB VRDO	2.740%	11/7/05 (3)	10,925	10,925
1 Clark County NV School Dist. GO TOB VRDO	2.740%	11/7/05 (3)	7,230	7,230
Las Vegas Valley Water Dist. Nevada CP	2.700%	11/21/05	14,000	14,000
Las Vegas Valley Water Dist. Nevada CP	2.770%	12/6/05	25,000	25,000
Las Vegas Valley Water Dist. Nevada CP	2.750%	12/13/05	23,600	23,600
1 Nevada GO TOB VRDO	2.740%	11/7/05	5,125	5,125
1 Nevada GO TOB VRDO	2.740%	11/7/05 (4)	2,605	2,605
				177,315
New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev (St. Paul's School) VRDO	2.780%	11/7/05	34,080	34,080

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (1.5%)
New Jersey TRAN	4.000%	6/23/06	200,000	201,496
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.730%	11/7/05 (1)	10,700	10,700
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.740%	11/7/05 (1)(3)	33,000	33,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	2.730%	11/7/05 (4)	8,355	8,355
New Jersey Turnpike Auth. Rev. VRDO	2.680%	11/7/05 (4)	5,800	5,800
				259,351
New Mexico (0.8%)
1 New Mexico Finance Auth. Rev. TOB VRDO	2.740%	11/7/05 (1)	8,885	8,885
1 New Mexico Finance Auth. Rev. TOB VRDO	2.740%	11/7/05 (2)	8,040	8,040
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.740%	11/7/05 (1)	15,540	15,540
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.740%	11/7/05 (1)	5,215	5,215
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.740%	11/7/05 (1)	17,810	17,810
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.740%	11/7/05 (2)	5,245	5,245
1 New Mexico Mortgage Finance Auth Single Family Mortgage TOB VRDO	2.780%	11/7/05	2,185	2,185
1 New Mexico Mortgage Finance Auth Single Family Mortgage TOB VRDO	2.780%	11/7/05	3,725	3,725
Univ. of New Mexico Univ. Rev. VRDO	2.700%	11/7/05	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	2.700%	11/7/05	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	2.740%	11/7/05	21,500	21,500
				137,085
New York (2.4%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.650%	11/9/05 LOC	7,200	7,200
Metro. New York Transp. Auth. Rev. VRDO	2.660%	11/7/05 (10)	16,700	16,700
1 New York City NY GO TOB VRDO	2.730%	11/7/05 (4)	7,295	7,295
New York City NY GO VRDO	2.680%	11/7/05 LOC	20,000	20,000
New York City NY Muni. Water Finance Auth Water & Sewer System CP	2.780%	12/1/05	22,000	22,000
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.780%	12/1/05	37,000	37,000
New York City NY Muni. Water Finance Auth Water & Sewer System CP	2.780%	12/12/05	11,000	11,000
1 New York City NY Transitional Finance Auth. Rev. TOB PUT	2.850%	7/13/06 (1)	6,295	6,295
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.730%	11/7/05	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	2.660%	11/7/05	10,175	10,175
New York City NY Transitional Finance Auth. Rev. VRDO	2.660%	11/7/05	38,455	38,455

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Auth. Rev. VRDO	2.700%	11/7/05	38,800	38,800
1 New York Metro. Transp. Auth. Rev. TOB VRDO	2.730%	11/7/05 (4)	9,155	9,155
1 New York State Dormitory Auth. Rev (Dept. of Health) TOB VRDO	2.730%	11/7/05 (3)	4,050	4,050
New York State Urban Dev. Corp. Rev (State Fac. & Equipment) VRDO	2.750%	11/7/05 (11)	7,500	7,500
1 Port Auth. of New York & New Jersey Rev TOB VRDO	2.750%	11/7/05	10,000	10,000
1 Triborough Bridge & Tunnel Auth New York Rev. TOB VRDO	2.730%	11/7/05 (1)	9,000	9,000
Triborough Bridge & Tunnel Auth New York Rev. VRDO	2.660%	11/7/05 (4)	6,100	6,100
Triborough Bridge & Tunnel Auth New York Rev. VRDO	2.680%	11/7/05	13,400	13,400
Triborough Bridge & Tunnel Auth New York Rev. VRDO	2.700%	11/7/05	62,855	62,855
Triborough Bridge & Tunnel Auth New York Rev. VRDO	2.700%	11/7/05	38,500	38,500
Triborough Bridge & Tunnel Auth New York Rev. VRDO	2.700%	11/7/05	26,200	26,200
				413,855
North Carolina (4.3%)
Charlotte NC COP (Transit Projects) VRDO	2.650%	11/7/05	124,300	124,300
1 Charlotte NC COP TOB VRDO	2.740%	11/7/05	5,330	5,330
Charlotte NC Water & Sewer System Rev. CP	2.500%	12/9/05	10,800	10,800
Charlotte NC Water & Sewer System Rev. CP	2.800%	2/28/06	2,240	2,240
Charlotte NC Water & Sewer System Rev. VRDO	2.700%	11/7/05	58,200	58,200
Mecklenburg County NC GO VRDO	2.680%	11/7/05	46,000	46,000
Mecklenburg County NC GO VRDO	2.700%	11/7/05	8,200	8,200
Mecklenburg County NC GO VRDO	2.700%	11/7/05	8,200	8,200
Mecklenburg County NC GO VRDO	2.700%	11/7/05	8,200	8,200
Mecklenburg County NC GO VRDO	2.700%	11/7/05	9,000	9,000
Mecklenburg County NC GO VRDO	2.700%	11/7/05	7,000	7,000
Mecklenburg County NC GO VRDO	2.700%	11/7/05	6,600	6,600
Mecklenburg County NC GO VRDO	2.700%	11/7/05	7,000	7,000
Mecklenburg County NC GO VRDO	2.700%	11/7/05	10,000	10,000
Mecklenburg County NC GO VRDO	2.700%	11/7/05	13,500	13,500
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	2.700%	11/7/05 LOC	12,175	12,175
1 North Carolina Capital Housing Finance Agency Rev TOB VRDO	2.740%	11/7/05	15,700	15,700
1 North Carolina Eastern Muni. Power Agency Rev TOB VRDO	2.730%	11/7/05 (2)	3,415	3,415

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 North Carolina Eastern Muni. Power Agency Rev TOB VRDO	2.740%	11/7/05 (3)	4,075	4,075
1 North Carolina GO TOB VRDO	2.730%	11/7/05	2,500	2,500
1 North Carolina GO TOB VRDO	2.740%	11/7/05	2,370	2,370
1 North Carolina GO TOB VRDO	2.740%	11/7/05	14,590	14,590
2 North Carolina Housing Finance Agency PUT	3.200%	11/1/06	32,500	32,500
1 North Carolina Housing Finance Agency TOB VRDO	2.860%	11/7/05	3,900	3,900
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.740%	11/7/05	2,645	2,645
North Carolina Medical Care Comm Health Care Fac. (Duke Univ. Health System) VRDO	2.680%	11/7/05	20,000	20,000
North Carolina Medical Care Comm. Hosp (Moses H. Cone Memorial Hosp.) VRDO	2.700%	11/7/05	47,700	47,700
North Carolina State Educ. Assistance Rev Student Loan VRDO	2.760%	11/7/05 (2)	54,855	54,855
1 North Carolina State Univ. Raleigh Rev. TOB VRDO	2.740%	11/7/05 (2)	5,085	5,085
Raleigh NC Downtown Improvement Project COP VRDO	2.690%	11/7/05	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	2.690%	11/7/05	83,225	83,225
Union County NC GO VRDO	2.670%	11/7/05	28,545	28,545
Union County NC GO VRDO	2.670%	11/7/05	4,680	4,680
Union County NC GO VRDO	2.700%	11/7/05	12,000	12,000
Wake County NC Public Improvement GO PUT	4.000%	4/1/06	27,000	27,144
1 Wake County NC Public Improvement GO TOB VRDO	2.740%	11/7/05	6,475	6,475
Winston-Salem NC Water & Sewer System Rev. VRDO	2.700%	11/7/05	19,700	19,700
Winston-Salem NC Water & Sewer System Rev. VRDO	2.700%	11/7/05	5,000	5,000
				747,849
North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	2.850%	4/1/06	12,000	12,000
Ohio (2.5%)
Cleveland OH Airport System Rev. VRDO	2.710%	11/7/05 (4)	24,200	24,200
Cuyahoga County OH Hosp. Rev (Cleveland Clinic Foundation) VRDO	2.770%	11/1/05	8,100	8,100
Independence OH BAN	4.250%	5/9/06	4,400	4,431
Kent State Univ. Ohio VRDO	2.780%	11/7/05 (1)	22,400	22,400
1 Ohio Building Auth (Adult Correctional Building Fund) TOB VRDO	2.740%	11/7/05	7,920	7,920
1 Ohio Building Auth. Rev (State Correctional Fac.) TOB VRDO	2.740%	11/7/05 (4)	13,435	13,435

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Ohio Common Schools GO TOB VRDO	2.730%	11/7/05	5,585	5,585
Ohio Common Schools GO VRDO	2.660%	11/7/05	14,000	14,000
Ohio Common Schools GO VRDO	2.680%	11/7/05	10,100	10,100
1 Ohio GO TOB VRDO	2.740%	11/7/05	4,125	4,125
1 Ohio GO TOB VRDO	2.740%	11/7/05	5,825	5,825
Ohio GO VRDO	2.680%	11/7/05	26,650	26,650
Ohio GO VRDO	2.700%	11/7/05	47,240	47,240
Ohio GO VRDO	2.700%	11/7/05	69,100	69,100
Ohio Higher Educ. Fac. Comm. Rev (Case Western Reserve Univ.) VRDO	2.700%	11/7/05	7,710	7,710
Ohio Higher Educ. Fac. Comm. Rev (Marietta College) VRDO	2.720%	11/7/05 LOC	4,900	4,900
1 Ohio Higher Educ. GO TOB VRDO	2.740%	11/7/05	10,000	10,000
1 Ohio Higher Educ. GO TOB VRDO	2.740%	11/7/05	7,535	7,535
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.720%	11/7/05	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.750%	11/7/05	6,835	6,835
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.750%	11/7/05	24,500	24,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.830%	11/7/05	7,250	7,250
1 Ohio State Univ. General Receipts Rev. TOB VRDO	2.730%	11/7/05	11,200	11,200
Ohio State Univ. General Receipts Rev. VRDO	2.660%	11/7/05	16,000	16,000
Ohio State Univ. General Receipts Rev. VRDO	2.700%	11/7/05	18,800	18,800
Ohio State Univ. General Receipts Rev. VRDO	2.700%	11/7/05	22,150	22,150
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	2.880%	11/7/05 LOC	7,700	7,700
1 Ohio Water Dev. Auth. PCR TOB VRDO	2.850%	11/7/05	6,300	6,300
Toledo OH City Services Special Assessment VRDO	2.700%	11/7/05 LOC	6,200	6,200
Univ. of Akron OH General Receipts Rev. VRDO	2.700%	11/7/05 (3)	1,000	1,000
Univ. of Cincinnati OH General Receipts VRDO	2.700%	11/7/05 (2)	12,900	12,900
				439,091
Oklahoma (0.4%)
Oklahoma State Water Resource Board State Loan PUT	2.850%	4/1/06	6,120	6,120
Oklahoma State Water Resource Board State Loan PUT	2.850%	4/1/06	34,865	34,865
Oklahoma Student Loan Auth. VRDO	2.740%	11/7/05 (1)	10,000	10,000
Oklahoma Student Loan Auth. VRDO	2.740%	11/7/05 (1)	10,000	10,000
Payne County OK Econ. Dev. Auth Student Housing Rev. VRDO	2.720%	11/7/05 (2)	8,000	8,000
				68,985

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon (0.6%)
Oregon GO VRDO	2.690%	11/7/05	20,000	20,000
Oregon Housing & Community Service Dept Single Family Mortgage Rev. VRDO	2.750%	11/7/05	6,000	6,000
1 Oregon State Board of Higher Educ. TOB VRDO	2.740%	11/7/05	4,955	4,955
1 Oregon State Dept. Administrative Services TOB VRDO	2.740%	11/7/05 (4)	9,000	9,000
Oregon State Veteran Welfare Services GO VRDO	2.670%	11/7/05	27,400	27,400
Oregon State Veteran Welfare Services VRDO	2.680%	11/7/05	6,000	6,000
Oregon State Veteran Welfare Services VRDO	2.680%	11/7/05	10,000	10,000
Oregon TAN	4.500%	11/27/06	5,510	5,589
Portland OR Econ. Dev. (Broadway Project) VRDO	2.720%	11/7/05 (2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	2.740%	11/7/05 (4)	1,590	1,590
1 Portland OR Sewer System Rev. TOB VRDO	2.740%	11/7/05 (4)	5,890	5,890
				102,699
Pennsylvania (2.9%)
Berks County PA IDA (Lutheran Health Care) VRDO	2.700%	11/7/05 (2)	8,100	8,100
Owen J. Roberts School Dist Pennsylvania GO VRDO	2.710%	11/7/05 (4)	12,000	12,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.750%	11/7/05 (4)	32,400	32,400
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.760%	11/7/05 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.760%	11/7/05 (2)	13,500	13,500
Pennsylvania Higher Educ. Fac. Auth. Rev (Carnegie Mellon Univ.) VRDO	2.720%	11/1/05	8,530	8,530
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	2.770%	11/7/05	5,775	5,775
Pennsylvania Turnpike Comm Registration Fee Rev. VRDO	2.700%	11/7/05 (4)	27,845	27,845
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	2.730%	11/7/05 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	2.680%	11/7/05	74,050	74,050
Pennsylvania Turnpike Comm. Rev. VRDO	2.700%	11/7/05	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	2.700%	11/7/05	6,660	6,660
Pennsylvania Turnpike Comm. Rev. VRDO	2.700%	11/7/05	17,200	17,200
Philadelphia PA Water & Waste Water Rev. VRDO	2.680%	11/7/05 (4)	24,500	24,500
Philadelphia PA Water & Waste Water Rev. VRDO	2.690%	11/7/05 (4)	18,000	18,000
Red Lion PA School Dist. VRDO	2.720%	11/7/05 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	400	400

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	2,700	2,700
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	15,900	15,900
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	4,700	4,700
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.780%	11/7/05	7,600	7,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.780%	11/7/05	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.780%	11/7/05	49,550	49,550
				496,630
Puerto Rico (0.2%)
1 Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC	27,000	27,000
Rhode Island (0.2%)
1 Rhode Island Convention Center Auth. Rev TOB VRDO	2.740%	11/7/05 (4)	5,955	5,955
1 Rhode Island Convention Center Auth Rev. TOB VRDO	2.740%	11/7/05 (4)	5,425	5,425
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.740%	11/7/05 (1)	4,825	4,825
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.740%	11/7/05 (1)	2,170	2,170

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.740%	11/7/05 (1)	1,745	1,745
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.780%	11/7/05 (1)	2,255	2,255
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.780%	11/7/05 (1)	3,925	3,925
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.780%	11/7/05 (4)	5,995	5,995
				32,295
South Carolina (0.8%)
Charleston SC Waterworks & Sewer Rev Capital Improvement VRDO	2.720%	11/7/05	11,000	11,000
1 Horry County SC School Dist. GO TOB VRDO	2.740%	11/7/05 (4)	3,770	3,770
North Charleston SC VRDO	2.610%	11/7/05 (1)	25,045	25,045
1 Piedmont SC Muni. Power Agency Rev. TOB VRDO	2.720%	11/7/05 (1)	5,525	5,525
1 South Carolina GO TOB VRDO	2.740%	11/7/05	11,940	11,940
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.720%	11/7/05 (2)	20,685	20,685
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.740%	11/7/05 (2)	4,560	4,560
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.740%	11/7/05 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.740%	11/7/05 (1)	5,730	5,730
1 South Carolina Public Service Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	10,000	10,000
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	2.740%	11/7/05 (2)	7,830	7,830
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	2.740%	11/7/05 (2)	12,385	12,385
				129,470
South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev (Sioux Valley Hosp. & Health System) VRDO	2.750%	11/7/05 LOC	17,090	17,090
1 South Dakota Housing Dev. Auth Homeownership Mortgage Rev. TOB VRDO	2.860%	11/7/05	4,835	4,835
South Dakota Housing Dev. Auth Homeownership Mortgage Rev. VRDO	2.730%	11/7/05	8,400	8,400
1 South Dakota Housing Dev. Auth Single Family Mortgage Draw Down TOB VRDO	2.750%	11/7/05	8,870	8,870
				39,195
Tennessee (1.8%)
Blount County TN Public Building Auth (Local Govt. Public Improvement Bonds) VRDO	2.740%	11/1/05 (2)	2,700	2,700
1 Knox County TN Public Improvement TOB VRDO	2.730%	11/7/05	34,275	34,275
1 Memphis TN Electric System Rev. TOB VRDO	2.730%	11/7/05 (1)	4,150	4,150
1 Memphis TN Electric System Rev. TOB VRDO	2.730%	11/7/05 (1)	2,800	2,800
1 Memphis TN GO TOB VRDO	2.740%	11/7/05 (1)	3,615	3,615
Metro. Govt. of Nashville & Davidson County TN CP	2.700%	11/10/05	6,250	6,250
Metro. Govt. of Nashville & Davidson County TN CP	2.750%	12/20/05	10,000	10,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metro. Govt. of Nashville & Davidson County TN CP	2.800%	1/25/06	15,000	15,000
Metro. Govt. of Nashville & Davidson County TN CP	2.820%	1/30/06	10,000	10,000
1 Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	2.740%	11/7/05 (1)	6,000	6,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	2.800%	12/13/05	5,500	5,500
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	2.720%	11/7/05 LOC	13,100	13,100
Metro. Govt. of Nashville TN Airport Auth Improvement Refunding VRDO	2.690%	11/7/05 (3)LOC	33,300	33,300
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.720%	11/1/05 LOC	6,600	6,600
Sevier County TN Public Building Auth (Local Govt. Public Improvement Bonds) VRDO	2.730%	11/1/05	6,830	6,830
Shelby County TN CP	2.810%	11/9/05	8,000	8,000
Shelby County TN GO CP	2.780%	11/8/05	12,000	12,000
1 Shelby County TN GO TOB VRDO	2.740%	11/7/05 (2)	4,550	4,550
Shelby County TN GO VRDO	2.700%	11/7/05	14,400	14,400
Shelby County TN TAN	4.000%	6/30/06	40,000	40,349
Sumner County TN Capital Outlay VRDO	2.690%	11/7/05 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	2.690%	11/7/05 LOC	30,000	30,000
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	2.770%	11/7/05	5,880	5,880
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	2.860%	11/7/05	2,640	2,640
				303,939
Texas (15.5%)
1 Austin TX Electric Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	4,790	4,790
Austin TX Independent School Dist. CP	2.900%	3/9/06	30,000	30,000
1 Austin TX Public Improvement GO TOB VRDO	2.740%	11/7/05	8,880	8,880
1 Austin TX Public Improvement GO TOB VRDO	2.740%	11/7/05	6,530	6,530
1 Austin TX Public Improvement GO TOB VRDO	2.740%	11/7/05 (1)	4,030	4,030
1 Austin TX Public Improvement GO TOB VRDO	2.740%	11/7/05 (1)	10,790	10,790
1 Austin TX Water & Wastewater System Rev TOB VRDO	2.740%	11/7/05 (1)	8,995	8,995
1 Austin TX Water & Wastewater System Rev TOB VRDO	2.740%	11/7/05 (1)	7,000	7,000
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	2.750%	11/22/05	15,000	15,000
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	2.770%	12/7/05	10,000	10,000
Board of Regents of the Univ. of Texas System Rev Finance System CP	2.850%	2/9/06	4,800	4,800

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Board of Regents of the Univ. of Texas System Rev Financing System CP	2.750%	11/1/05	7,000	7,000
1 Board of Regents of the Univ. of Texas System Rev Financing System TOB VRDO	2.750%	11/7/05	10,215	10,215
1 Board of Regents of the Univ. of Texas System Rev TOB VRDO	2.730%	11/7/05	4,673	4,673
1 Conroe TX Independent School Dist. TOB VRDO	2.740%	11/7/05 (3)	5,570	5,570
1 Corpus Christi TX GO TOB VRDO	2.740%	11/7/05 (4)	13,720	13,720
1 Corpus Christi TX GO TOB VRDO	2.740%	11/7/05 (4)	4,420	4,420
1 Cypress-Fairbanks TX Independent School Dist TOB VRDO	2.740%	11/7/05	11,880	11,880
1 Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse TOB VRDO	2.720%	11/7/05	3,990	3,990
1 Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse TOB VRDO	2.740%	11/7/05	1,560	1,560
1 Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse TOB VRDO	2.740%	11/7/05	5,165	5,165
1 Dallas TX Area Rapid Transit TOB VRDO	2.740%	11/7/05 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	2.740%	11/7/05 (2)	3,975	3,975
1 Dallas TX Area Rapid Transit TOB VRDO	2.740%	11/7/05 (2)	6,000	6,000
1 Dallas TX GO TOB VRDO	2.740%	11/7/05	5,880	5,880
1 Dallas TX Independent School Dist. GO TOB VRDO	2.730%	11/7/05	4,795	4,795
1 Dallas TX Independent School Dist. GO TOB VRDO	2.740%	11/7/05	3,675	3,675
1 Dallas TX Independent School Dist. GO TOB VRDO	2.740%	11/7/05	6,155	6,155
1 Dallas TX Independent School Dist. GO TOB VRDO	2.740%	11/7/05	4,000	4,000
1 Dallas TX Rapid Transit Tax TOB VRDO	2.750%	11/7/05 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev TOB VRDO	2.740%	11/7/05	19,085	19,085
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.770%	11/7/05 (4)	2,190	2,190
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.770%	11/7/05 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.770%	11/7/05 (3)	4,472	4,472
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.780%	11/7/05 (1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.780%	11/7/05 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.780%	11/7/05 (3)	4,280	4,280
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.780%	11/7/05 (4)	1,335	1,335
1 Dallas-Fort Worth TX International Airport Rev TOB VRDO	2.780%	11/7/05 (1)	1,755	1,755

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Denton TX Independent School Dist. TOB VRDO	2.740%	11/7/05	4,290	4,290
Denton TX Independent School Dist. VRDO	2.810%	11/7/05	10,500	10,500
El Paso TX GO CP	2.870%	2/8/06	19,500	19,500
1 El Paso TX GO TOB VRDO	2.740%	11/7/05 (4)	12,205	12,205
1 El Paso TX GO TOB VRDO	2.740%	11/7/05 (3)	3,150	3,150
El Paso TX Independent School Dist School Building GO VRDO	2.700%	11/7/05	37,630	37,630
1 Frisco TX TOB VRDO	2.740%	11/7/05 (4)	4,170	4,170
Garland TX Independent School Dist. PUT	2.750%	6/15/06	24,625	24,625
1 Garland TX Independent School Dist. TOB VRDO	2.740%	11/7/05	3,935	3,935
1 Garland TX Independent School Dist. TOB VRDO	2.740%	11/7/05	5,340	5,340
1 Garland TX Independent School Dist. TOB VRDO	2.740%	11/7/05	5,285	5,285
1 Greater East Texas Higher Educ. Auth Student Loan Rev. VRDO	2.750%	11/7/05 LOC	9,600	9,600
1 Greater East Texas Higher Educ. Auth Student Loan Rev. VRDO	2.750%	11/7/05 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth Student Loan Rev. VRDO	2.750%	11/7/05 LOC	10,000	10,000
1 Greater East Texas Higher Educ. Auth Student Loan Rev. VRDO	2.830%	11/7/05 LOC	11,000	11,000
Harris County TX GO CP	2.800%	12/6/05	11,500	11,500
Harris County TX GO CP	2.820%	12/13/05	8,225	8,225
Harris County TX GO CP	2.820%	12/13/05	1,500	1,500
1 Harris County TX GO TOB VRDO	2.740%	11/7/05 (3)	4,720	4,720
1 Harris County TX GO TOB VRDO	2.740%	11/7/05 (3)	11,455	11,455
1 Harris County TX GO TOB VRDO	2.740%	11/7/05	8,215	8,215
1 Harris County TX GO TOB VRDO	2.740%	11/7/05	5,590	5,590
1 Harris County TX GO TOB VRDO	2.740%	11/7/05 (4)	2,905	2,905
Harris County TX Health Fac. Dev. Corp. Rev (Methodist Hosp.) VRDO	2.720%	11/1/05	96,700	96,700
1 Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.) TOB VRDO	2.740%	11/7/05	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.) TOB VRDO	2.750%	11/7/05	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.) VRDO	2.720%	11/1/05	108,265	108,265
1 Harris County TX Permanent Improvement & Refunding TOB VRDO	2.740%	11/7/05	6,010	6,010
1 Harris County TX Toll Road Rev. TOB VRDO	2.740%	11/7/05	9,355	9,355
1 Harris County TX Toll Road Rev. TOB VRDO	2.740%	11/7/05 (4)	6,470	6,470
1 Harris County TX Toll Road Rev. TOB VRDO	2.740%	11/7/05 (3)	5,395	5,395
1 Houston TX Airport System Rev. TOB VRDO	2.730%	11/7/05 (4)	3,000	3,000
Houston TX GO CP	2.700%	11/3/05	10,900	10,900

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Houston TX GO CP	2.750%	11/3/05	10,000	10,000
Houston TX GO CP	2.870%	1/26/06	16,000	16,000
1 Houston TX GO Public Improvement TOB VRDO	2.740%	11/7/05 (4)	4,000	4,000
1 Houston TX GO TOB VRDO	2.740%	11/7/05 (1)	7,875	7,875
1 Houston TX GO TOB VRDO	2.740%	11/7/05 (1)	4,950	4,950
1 Houston TX GO TOB VRDO	2.740%	11/7/05 (1)	2,765	2,765
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.700%	11/10/05	20,000	20,000
Houston TX Independent School Dist. GO PUT	2.770%	6/14/06	82,000	81,934
1 Houston TX Independent School Dist. GO TOB PUT	2.950%	7/13/06 (4)	9,995	9,995
1 Houston TX Independent School Dist GO TOB VRDO	2.740%	11/7/05 (4)	19,205	19,205
1 Houston TX Independent School Dist GO TOB VRDO	2.740%	11/7/05 (4)	4,500	4,500
1 Houston TX Independent School Dist GO TOB VRDO	2.740%	11/7/05	5,365	5,365
1 Houston TX Independent School Dist GO TOB VRDO	2.740%	11/7/05	2,930	2,930
1 Houston TX Independent School Dist GO TOB VRDO	2.740%	11/7/05	8,065	8,065
1 Houston TX Util. System Rev. TOB VRDO	2.720%	11/7/05 (1)	23,150	23,150
1 Houston TX Util. System Rev. TOB VRDO	2.720%	11/7/05 (1)	7,690	7,690
1 Houston TX Util. System Rev. TOB VRDO	2.720%	11/7/05 (1)	15,445	15,445
1 Houston TX Util. System Rev. TOB VRDO	2.720%	11/7/05 (1)	9,175	9,175
1 Houston TX Util. System Rev. TOB VRDO	2.730%	11/7/05 (4)	12,600	12,600
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (4)	10,275	10,275
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (4)	5,185	5,185
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	5,350	5,350
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (3)	5,205	5,205
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	4,995	4,995
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	7,295	7,295
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (3)	5,440	5,440
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	6,485	6,485
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (4)	4,085	4,085
1 Houston TX Util. System Rev. TOB VRDO	2.740%	11/7/05 (1)	5,000	5,000
1 Houston TX Water & Sewer System Rev. TOB VRDO	2.740%	11/7/05 (4)	25,000	25,000
1 Houston TX Water & Sewer System Rev. TOB VRDO	2.750%	11/7/05 (1)	9,995	9,995
1 Humble TX Independent School Dist. GO TOB VRDO	2.740%	11/7/05	6,555	6,555
Humble TX Independent School Dist School Building VRDO	2.700%	11/7/05	67,265	67,265
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	2.740%	11/7/05 (2)	2,295	2,295
1 Judson TX Independent School Dist. TOB VRDO	2.740%	11/7/05	6,240	6,240

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Klein TX Independent School Dist Unlimited Tax Schoolhouse TOB VRDO	2.720%	11/7/05 (3)	6,170	6,170
1 Klein TX Independent School Dist Unlimited Tax Schoolhouse TOB VRDO	2.740%	11/7/05	5,545	5,545
1 Lamar TX Independent School Dist. TOB VRDO	2.740%	11/7/05	8,205	8,205
1 Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	2.750%	11/7/05	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	2.740%	11/7/05	4,190	4,190
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	2.740%	11/7/05 (2)(4)	12,320	12,320
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	2.740%	11/7/05 (3)	5,385	5,385
1 Mansfield TX Independent School Dist (Tarrant and Johnson Counties) TOB VRDO	2.740%	11/7/05	6,390	6,390
1 Mansfield TX Independent School Dist. TOB VRDO	2.720%	11/7/05	9,995	9,995
1 Mansfield TX Independent School Dist. TOB VRDO	2.740%	11/7/05	3,075	3,075
1 Mesquite TX Independent School Dist School Building TOB VRDO	2.740%	11/7/05	2,340	2,340
Mesquite TX Independent School Dist School Building VRDO	2.700%	11/7/05	13,335	13,335
1 North East TX Independent School Dist. GO	2.740%	11/7/05	4,090	4,090
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 LOC	18,080	18,080
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	11/7/05 (2)	66,600	66,600
1 North Texas Tollway Auth
(Dallas North Tollway) System Rev. TOB VRDO	2.730%	11/7/05 (4)	2,600	2,600
1 North Texas Tollway Auth (Dallas North Tollway) System Rev. TOB VRDO	2.740%	11/7/05 (4)	7,275	7,275
North Texas Tollway Auth (Dallas North Tollway) System Rev. VRDO	2.700%	11/7/05 (4)	6,800	6,800
North Texas Tollway Auth (Dallas North Tollway) System Rev. VRDO	2.700%	11/7/05 (4)	16,400	16,400
North Texas Tollway Auth (Dallas North Tollway) System Rev. VRDO	2.700%	11/7/05 (4)	9,000	9,000
1 Northside TX Independent School Dist GO TOB VRDO	2.740%	11/7/05	3,455	3,455
Pasadena TX Independent School Dist. VRDO	2.700%	11/7/05 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	2.850%	1/26/06	16,120	16,120
Red River TX Auth. PCR (Southwestern Public Service) VRDO	2.700%	11/7/05 (2)	20,000	20,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Richardson TX Independent School Dist. TOB VRDO	2.740%	11/7/05	4,855	4,855
San Antonio TX Electric & Gas Rev. CP	2.850%	1/19/06	13,100	13,100
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05	5,380	5,380
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05	8,145	8,145
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05	6,295	6,295
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05 (1)	10,670	10,670
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05	6,890	6,890
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05 (4)	13,185	13,185
1 San Antonio TX Electric & Gas Rev. TOB VRDO	2.740%	11/7/05	13,070	13,070
San Antonio TX Electric & Gas Rev. VRDO	2.810%	11/7/05	30,000	30,000
1 San Antonio TX Independent School Dist GO TOB VRDO	2.740%	11/7/05	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	2.680%	11/7/05 LOC	3,800	3,800
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	2.680%	11/7/05 LOC	15,100	15,100
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	2.740%	11/7/05	3,940	3,940
1 Texas A & M Univ. System Rev Financing Bonds TOB VRDO	2.740%	11/7/05	4,960	4,960
1 Texas A & M Univ. System Rev. TOB VRDO	2.740%	11/7/05	8,320	8,320
1 Texas A & M Univ. System Rev. TOB VRDO	2.740%	11/7/05	7,260	7,260
1 Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	2.780%	11/7/05	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	2.860%	11/7/05 (4)	5,000	5,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.750%	11/7/05 (4)	5,800	5,800
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.750%	11/7/05 (4)	50,000	50,000
Texas Dept. of Transp. State Highway Fund CP	2.720%	12/14/05 LOC	38,000	38,000
Texas Dept. of Transp. State Highway Fund Rev. CP	2.750%	12/1/05 LOC	35,000	35,000
Texas Dept. of Transp. State Highway Fund Rev. CP	2.720%	12/14/05 LOC	16,800	16,800
Texas Dept. of Transp. State Highway Fund Rev. CP	2.850%	2/8/06 LOC	35,000	35,000
1 Texas GO TOB VRDO	2.740%	11/7/05	3,370	3,370
1 Texas GO TOB VRDO	2.740%	11/7/05	5,635	5,635
1 Texas GO TOB VRDO	2.740%	11/7/05	7,955	7,955
Texas GO Veterans Housing Assistance Program Fund II VRDO	2.750%	11/7/05	4,605	4,605
Texas GO Veterans Housing Assistance Program VRDO	2.830%	11/7/05	19,595	19,595
Texas Public Finance Auth (Colonial Roadway Projects) CP	2.850%	2/9/06	21,000	21,000
Texas Public Finance Auth. Rev (Unemployment Compensation Obligation) CP	2.750%	12/1/05	27,000	27,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Public Finance Auth. Rev. CP	2.770%	11/7/05	10,700	10,700
Texas Public Finance Auth. Rev. CP	2.780%	12/13/05	12,400	12,400
Texas State College Student Loan PUT	2.850%	7/1/06	20,000	20,000
Texas State College Student Loan PUT	2.850%	7/1/06	30,000	30,000
Texas State College Student Loan PUT	2.850%	7/1/06	16,400	16,400
1 Texas State Univ. System TOB VRDO	2.740%	11/7/05 (4)	11,935	11,935
Texas State Veterans Housing VRDO	2.760%	11/7/05	33,300	33,300
1 Texas TOB VRDO	2.740%	11/7/05	4,695	4,695
1Texas TOB VRDO	2.740%	11/7/05	8,980	8,980
Texas TRAN	4.500%	8/31/06	200,000	202,423
1 Texas Transp. Comm. Mobility Fund TOB VRDO	2.740%	11/7/05	4,180	4,180
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.740%	11/7/05 (2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.740%	11/7/05 (2)	5,995	5,995
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.740%	11/7/05 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	2.680%	11/7/05 (2)	20,000	20,000
1 Univ. of Houston TX Rev. TOB VRDO	2.740%	11/7/05 (2)	6,025	6,025
Univ. of Houston TX Rev. VRDO	2.700%	11/7/05	18,710	18,710
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.730%	11/7/05	6,500	6,500
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.740%	11/7/05	2,585	2,585
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.740%	11/7/05	5,560	5,560
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.740%	11/7/05	3,785	3,785
Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.660%	11/7/05	10,465	10,465
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	2.780%	11/7/05 (10)	119,110	119,110
				2,696,922
Utah (1.5%)
Central Utah Water Conservancy Dist. VRDO	2.690%	11/7/05 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	2.690%	11/7/05 (2)	6,100	6,100
Intermountain Power Agency Utah Power Supply Rev. PUT	2.780%	3/15/06 (2)	14,100	14,100
1 Intermountain Power Agency Utah Power Supply Rev. TOB VRDO	2.740%	11/7/05 (1)	6,670	6,670
1 Intermountain Power Agency Utah TOB VRDO	2.740%	11/7/05 (1)	600	600
1 Utah Housing Corp. Single Family Mortgage Rev TOB VRDO	2.770%	11/7/05	4,215	4,215
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	12,800	12,800
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	14,795	14,795

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	14,895	14,895
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	14,835	14,835
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	13,770	13,770
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	7,210	7,210
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	9,195	9,195
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	11,860	11,860
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.830%	11/7/05	12,260	12,260
Utah Housing Finance Auth (Single Family Mortgage) VRDO	2.830%	11/7/05	5,605	5,605
Utah Housing Finance Auth (Single Family Mortgage) VRDO	2.830%	11/7/05	8,775	8,775
Utah State Board of Regents Student Loan Rev. VRDO	2.750%	11/7/05 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	2.750%	11/7/05 (2)	35,000	35,000
1 Utah Water Finance Agency Rev (Loan Financing) TOB VRDO	2.720%	11/7/05 (2)	12,615	12,615
				268,900
Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev TOB VRDO	2.740%	11/7/05 (1)	5,640	5,640
Vermont Educ. & Health Buildings Agency Rev (Middlebury College) PUT	2.910%	5/1/06	5,350	5,350
1 Vermont Housing Finance Agency Single Family TOB VRDO	2.860%	11/7/05 (4)	2,650	2,650
Vermont Student Assistance Corp. Rev. VRDO	2.750%	11/7/05 (2)	40,000	40,000
				53,640
Virginia (1.1%)
Alexandria VA IDA Rev (Institute for Defense Analysis) VRDO	2.720%	11/7/05 (2)	13,000	13,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	2.700%	11/7/05 LOC	10,000	10,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	2.750%	11/7/05 LOC	15,000	15,000
Fairfax County VA IDA Hosp. Rev. Bonds (Inova Health System Hosp. Project) VRDO	2.680%	11/7/05	23,000	23,000
Fairfax County VA IDA Hosp. Rev. VRDO	2.680%	11/7/05	20,000	20,000

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Fairfax County VA Public Improvement GO TOB VRDO	2.730%	11/7/05	1,000	1,000
Peninsula Ports Auth. Virginia Health System Rev (Riverside Health System Project) VRDO	2.810%	11/7/05	38,100	38,100
Roanoke VA IDA Hosp. Rev (Carilion Health System) VRDO	2.710%	11/1/05	5,000	5,000
Roanoke VA IDA Hosp. Rev (Carilion Health System) VRDO	2.740%	11/1/05	11,040	11,040
1 Univ. of Virginia TOB VRDO	2.720%	11/7/05	4,745	4,745
1 Univ. of Virginia TOB VRDO	2.740%	11/7/05	3,300	3,300
1 Virginia Beach VA TOB VRDO	2.740%	11/7/05	6,705	6,705
Virginia Housing Dev. Auth. Rev. PUT	3.030%	5/16/06	25,000	24,993
1 Virginia Port Auth. Rev. TOB VRDO	2.770%	11/7/05 (4)	3,100	3,100
1 Virginia Public School Auth. Rev. TOB VRDO	2.740%	11/7/05	7,905	7,905
1 Virginia Public School Auth. Rev. TOB VRDO	2.740%	11/7/05 (4)	10,050	10,050
				196,938
Washington (3.8%)
1 Central Puget Sound WA Regional Transit Auth Sales & Use Tax Rev. TOB VRDO	2.740%	11/7/05 (2)	6,450	6,450
1 Central Puget Sound WA Regional Transit Auth Sales & Use Tax Rev. TOB VRDO	2.740%	11/7/05 (2)	7,425	7,425
1 Central Puget Sound WA Regional Transit Auth Sales & Use Tax Rev. TOB VRDO	2.740%	11/7/05 (2)	7,300	7,300
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.740%	11/7/05 (1)	2,760	2,760
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.740%	11/7/05 (1)	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	2.750%	11/7/05	6,400	6,400
1 King County WA (Highline Public School) TOB VRDO	2.740%	11/7/05 (3)	5,355	5,355
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	2.740%	11/7/05 (4)	10,220	10,220
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	2.740%	11/7/05 (4)	3,420	3,420
1 King County WA GO TOB VRDO	2.740%	11/7/05 (4)	5,300	5,300
1 King County WA GO TOB VRDO	2.740%	11/7/05 (1)	7,440	7,440
1 King County WA School Dist. TOB VRDO	2.740%	11/7/05 (4)	5,525	5,525
1 Pierce County WA School Dist. TOB VRDO	2.740%	11/7/05 (4)	8,365	8,365
1 Pierce County WA School Dist. TOB VRDO	2.740%	11/7/05 (4)	6,205	6,205
1 Port of Seattle WA Rev. TOB VRDO	2.730%	11/7/05 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	2.740%	11/7/05 (1)	8,410	8,410
1 Port of Seattle WA Rev. TOB VRDO	2.740%	11/7/05 (1)	14,830	14,830
1 Port of Seattle WA Rev. TOB VRDO	2.740%	11/7/05 (1)	5,300	5,300

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Port of Seattle WA Rev. TOB VRDO	2.740%	11/7/05 (1)	6,425	6,425
1 Port of Seattle WA Rev. TOB VRDO	2.780%	11/7/05 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	2.780%	11/7/05 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	2.780%	11/7/05 (3)	990	990
1 Port of Seattle WA Rev. TOB VRDO	2.780%	11/7/05 (3)	2,875	2,875
1 Port of Tacoma WA Rev. TOB VRDO	2.720%	11/7/05 (2)	4,445	4,445
1 Port of Tacoma WA Rev. TOB VRDO	2.740%	11/7/05 (2)	5,785	5,785
1 Port of Tacoma WA Rev. TOB VRDO	2.770%	11/7/05 (3)	6,300	6,300
Seattle WA GO PUT	3.100%	8/30/06	15,000	15,000
1 Seattle WA Improvement GO TOB VRDO	2.740%	11/7/05	5,460	5,460
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	2.740%	11/7/05 (4)	6,340	6,340
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	2.740%	11/7/05 (4)	6,780	6,780
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	2.740%	11/7/05 (4)	4,140	4,140
1 Seattle WA Water System Rev. TOB VRDO	2.740%	11/7/05 (1)	4,960	4,960
1 Snohomish County WA Public Util. Dist. TOB VRDO	2.740%	11/7/05 (4)	5,385	5,385
1 Snohomish County WA Public Util. Dist. TOB VRDO	2.740%	11/7/05 (4)	6,120	6,120
1 Tacoma WA Electric System Rev. TOB PUT	2.820%	6/22/06 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	2.750%	11/7/05 (3)	10,625	10,625
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	2.850%	11/7/05 (1)	18,735	18,735
Washington GO	4.000%	1/1/06 (2)	3,920	3,929
1 Washington GO TOB VRDO	2.720%	11/7/05 (1)	5,715	5,715
1 Washington GO TOB VRDO	2.720%	11/7/05 (2)	7,000	7,000
1 Washington GO TOB VRDO	2.720%	11/7/05 (4)	4,390	4,390
1 Washington GO TOB VRDO	2.740%	11/7/05 (1)	15,655	15,655
1 Washington GO TOB VRDO	2.740%	11/7/05 (1)	10,445	10,445
1 Washington GO TOB VRDO	2.740%	11/7/05 (2)	10,710	10,710
1 Washington GO TOB VRDO	2.740%	11/7/05 (3)	12,770	12,770
1 Washington GO TOB VRDO	2.740%	11/7/05	9,910	9,910
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	5,000	5,000
1 Washington GO TOB VRDO	2.740%	11/7/05	7,580	7,580
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	9,130	9,130
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	4,395	4,395
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	5,945	5,945
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	6,010	6,010
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	5,935	5,935
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	6,750	6,750
1 Washington GO TOB VRDO	2.740%	11/7/05 (1)	15,605	15,605
1 Washington GO TOB VRDO	2.740%	11/7/05 (2)	20,000	20,000
1 Washington GO TOB VRDO	2.740%	11/7/05 (2)	11,000	11,000
1 Washington GO TOB VRDO	2.740%	11/7/05 (2)	7,990	7,990

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	2,415	2,415
1 Washington GO TOB VRDO	2.740%	11/7/05 (4)	2,175	2,175
Washington Health Care Fac. Auth (Catholic Health Initiatives) VRDO	2.700%	11/7/05	42,800	42,800
Washington Higher Educ. Fac. Auth (Seattle Pacific Univ.) VRDO	2.700%	11/7/05 LOC	10,800	10,800
1 Washington Housing Finance Comm Single Family Mortgage Rev. TOB VRDO	2.790%	11/7/05	142,750	142,750
1 Washington Housing Finance Comm Single Family Mortgage Rev. TOB VRDO	2.790%	11/7/05	11,580	11,580
1 Washington Housing Finance Comm Single Family Mortgage Rev. TOB VRDO	2.860%	11/7/05	4,570	4,570
				659,474
West Virginia (0.5%)
Putnam County WV Solid Waste Disposal Rev (Toyota Manufacturing Corp.) VRDO	2.750%	11/7/05	40,000	40,000
Putnam County WV Solid Waste Disposal Rev (Toyota Manufacturing Corp.) VRDO	2.750%	11/7/05	16,700	16,700
1 West Virginia Housing Dev. TOB VRDO	2.810%	11/7/05	9,280	9,280
1 West Virginia State Road TOB VRDO	2.740%	11/7/05 (3)	3,535	3,535
1 West Virginia Univ. Rev. TOB VRDO	2.740%	11/7/05 (3)	4,685	4,685
1 West Virginia Univ. Rev. TOB VRDO	2.740%	11/7/05 (3)	9,070	9,070
				83,270
Wisconsin (2.4%)
Madison WI Metro. School Dist. TRAN	4.000%	9/8/06	18,300	18,465
New Berlin WI School Dist. TAN	4.000%	2/15/06	8,500	8,527
Univ. of Wisconsin Hosp. & Clinics Auth. Rev (Univ. of Wisconsin Hosp.) VRDO	2.700%	11/7/05 (1)	16,700	16,700
1 Wisconsin GO TOB PUT	2.820%	6/22/06 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (1)	2,145	2,145
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (3)	7,490	7,490
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (1)	5,355	5,355
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (1)	6,750	6,750
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (4)	17,755	17,755
1 Wisconsin GO TOB VRDO	2.740%	11/7/05 (1)	25,990	25,990
1 Wisconsin GO TOB VRDO	2.750%	11/7/05 (4)	20,855	20,855
1 Wisconsin GO TOB VRDO	2.750%	11/7/05 (1)	18,995	18,995
1 Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. TOB VRDO	2.780%	11/7/05	3,750	3,750
1 Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. TOB VRDO	2.780%	11/7/05	3,820	3,820
1 Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. TOB VRDO	2.790%	11/7/05	3,160	3,160

Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.700%	11/7/05	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.700%	11/7/05 (4)	5,845	5,845
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.720%	11/7/05	28,000	28,000
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.730%	11/7/05	24,410	24,410
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.730%	11/7/05	31,375	31,375
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.730%	11/7/05	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	5,530	5,530
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	16,000	16,000
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	10,260	10,260
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	27,655	27,655
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	520	520
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	17,310	17,310
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth Home Ownership Rev. VRDO	2.750%	11/7/05 (4)	8,200	8,200
1 Wisconsin Housing & Econ. Dev. Auth Single Family Rev. TOB VRDO	2.790%	11/7/05	12,290	12,290
1 Wisconsin Transp. Rev. TOB VRDO	2.740%	11/7/05	9,935	9,935
1 Wisconsin Transp. Rev. TOB VRDO	2.740%	11/7/05 (4)	5,990	5,990
1 Wisconsin Transp. Rev. TOB VRDO	2.750%	11/7/05 (2)	13,715	13,715
				423,882
Total Municipal Bonds (Cost $17,004,106)				17,004,106

Tax-Exempt Money Market Fund

	Shares	Market Value• ($000)

Temporary Cash Investment (1.5%)

[3] Vanguard Municipal Cash Management Fund, 2.627%
(Cost $252,623)	252,623,102	252,623

Total Investments (99.4%)
(Cost $17,256,729)		17,256,729

Other Assets and Liabilities (0.6%)

Other Assets—Note B		325,705

Liabilities		(220,449)

		105,256

Net Assets (100%)

Applicable to 17,362,342,804 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		17,361,985

Net asset value per share		$1.00

At October 31, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	17,362,362	$1.00

Undistributed Net Investment Income	—	—

Accumulated Net Realized Losses	(377)	—

Unrealized Appreciation	—	—

Net Assets	17,361,985	$1.00

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $5,286,273,000, representing 30.4% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2005.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.

Short-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (91.6%)
Alabama (0.7%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/08 LOC	30,000	30,894
Alaska (0.4%)
Alaska Housing Finance Corp. (State Capital)	5.000%	12/1/05 (1)	8,240	8,254
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/06 (4)	6,305	6,326
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/07 (4)	3,000	3,063
				17,643
Arizona (4.7%)
Arizona Health Fac. Auth. Rev (Banner Health) VRDO	2.680%	11/7/05 (1)	93,400	93,400
Arizona School Dist. Financing Program COP TAN	4.000%	7/28/06	10,000	10,067
Arizona School Fac. Board Rev. COP	5.000%	9/1/06 (4)	2,500	2,539
Arizona Transp. Board Highway Rev	5.000%	7/1/07	3,950	4,067
Arizona Transp. Board Highway Rev	5.000%	7/1/09	4,000	4,219
1 Maricopa County AZ IDA Health Fac. Rev (Catholic Healthcare West) TOB VRDO	2.760%	11/7/05 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/08 (2)	5,500	5,741
1 Phoenix AZ Civic Improvement Corp. Transit Rev TOB VRDO	2.780%	11/7/05 (3)	19,000	19,000
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.750%	7/1/06 (Prere.)	5,000	5,090
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.250%	1/1/06	20,000	20,077
Tucson AZ USD	7.500%	7/1/07 (3)	8,000	8,545
				197,745
California (8.1%)
CSUCI Financing Auth. Rev California Rental Housing & Town Center PUT	2.500%	8/1/07 LOC	10,000	9,835
CSUCI Financing Auth. Rev California Rental Housing & Town Center PUT	3.150%	8/1/08 LOC	8,000	7,951
California GO	5.000%	6/1/08	16,820	17,502
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,107
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/07 (1)	18,000	18,580
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/07	9,000	9,295
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/08 (1)	33,000	34,473
California State Econ. Recovery Bonds	5.000%	7/1/07	34,000	35,045
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	18,935	19,516

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Community Dev. Auth. RAN (Vehicle License Fee Program)	4.000%	11/15/06 (4)	10,000	10,106
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	4.350%	3/1/07	8,000	8,103
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	2.625%	5/1/08	11,000	10,685
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	3.875%	4/1/10	5,000	4,984
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/05	20,000	20,075
1 Golden State Tobacco Securitization Corp. Rev TOB VRDO	2.850%	11/7/05 (4)	18,715	18,715
Kings River Conservation Dist. California COP	4.000%	5/1/08	2,020	2,044
Los Angeles CA Community College Dist. GO	5.000%	8/1/06 (4)	10,000	10,158
Los Angeles CA USD COP	5.000%	8/1/06 (2)	4,000	4,062
Los Angeles CA USD COP PUT	4.000%	10/2/06 (4)	8,000	8,073
Los Angeles County CA Public Works Financing Auth. Rev	4.000%	12/1/06 LOC	38,000	38,411
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/08 (1)	6,225	6,557
Northern California Power Agency (Geothermal Project)	5.000%	7/1/09 (Prere.)	15,000	15,705
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/06 (2)	15,000	15,151
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/06 (2)	15,000	15,287
Santa Clara Valley CA Water Dist Refunding & Improvement COP	5.000%	2/1/07 (3)	4,165	4,265
				345,685
Colorado (1.5%)
Colorado General Fund TRAN	3.750%	6/27/06	50,000	50,196
1 Jefferson County CO School Dist. GO TOB VRDO	2.740%	11/7/05 (4)	5,305	5,305
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	6,000	5,884
				61,385
Connecticut (1.7%)
Connecticut GO	5.000%	12/15/05	16,110	16,152
Connecticut GO	5.000%	4/15/07	12,110	12,426
Connecticut GO	5.250%	8/1/07 (Prere.)	6,380	6,692
Connecticut Special Tax Obligation Rev (Transp. Infrastructure)	4.000%	9/1/06 (4)	19,875	20,031
New Britain CT BAN	4.000%	4/6/06	15,000	15,047
				70,348

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.4%)
Delaware GO	5.000%	7/1/06	6,690	6,779
Delaware Transp. Auth. Transp. System Rev	4.625%	7/1/07 (4)	8,525	8,730
				15,509
District of Columbia (0.1%)
District of Columbia GO	5.500%	6/1/07 (4)	4,715	4,879
Florida (2.3%)
Broward County FL Resource Recovery Rev (Wheelabrator Series A)	5.000%	12/1/05	12,975	12,995
Florida Board of Educ. Capital Outlay	5.000%	6/1/06	6,765	6,842
Florida Board of Educ. Capital Outlay	5.500%	6/1/06	5,575	5,655
Florida Board of Educ. Public Educ	5.250%	6/1/06	4,740	4,801
Florida Board of Educ. Public Educ	5.000%	6/1/09	3,945	4,157
Florida Correctional Privatization Comm. COP	5.000%	8/1/06 (2)	2,380	2,413
Florida Dept. of Transp	5.000%	7/1/06	4,970	5,034
Florida Dept. of Transp	5.000%	7/1/06	2,325	2,355
1 Florida Dept. of Transp. TOB VRDO	2.740%	11/7/05	2,640	2,640
Florida Turnpike Auth. Rev	5.250%	7/1/07 (4)	5,000	5,168
JEA Florida St. Johns River Power Park Rev	5.000%	10/1/08	10,000	10,449
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/07	4,500	4,642
Miami-Dade County FL Aviation-Miami International Airport	5.000%	10/1/06 (1)	10,000	10,159
Miami-Dade County FL Aviation-Miami International Airport	5.250%	10/1/07 (3)	2,500	2,585
Miami-Dade County FL Water & Sewer Rev	5.000%	10/1/07 (1)	4,000	4,134
Orange County FL Sales Tax Rev	5.000%	1/1/06 (3)	4,220	4,234
Tampa FL Util. Rev	6.000%	10/1/06 (2)	2,385	2,447
Univ. Athletic Assn. Inc. FL Capital Improvement Rev. PUT	3.300%	10/1/08 LOC	2,500	2,489
Univ. Athletic Assn. Inc. FL Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,567
				97,766
Georgia (1.9%)
Atlanta GA Airport Fac. Rev	6.000%	1/1/07 (2)	5,780	5,966
Cobb County GA School Dist	4.000%	2/1/07	22,735	22,995
Cobb County GA TAN	3.500%	12/30/05	20,000	20,017
Coffee County GA School Dist. GO	6.000%	8/1/07	1,425	1,493
Coffee County GA School Dist. GO	6.000%	8/1/08	1,890	2,023
Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,335
Georgia GO	6.250%	4/1/06	2,700	2,737

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gwinnett County GA School Dist. GO	6.400%	2/1/06	3,500	3,530
Henry County GA GO	5.000%	7/1/07	2,450	2,523
Metro. Atlanta GA Rapid Transp. Auth Georgia Sales Tax Rev	6.250%	7/1/06 (1)	10,000	10,210
Richmond County GA Board of Educ. GO	5.000%	11/1/07	4,500	4,662
				79,491
Guam (0.1%)
Guam International Airport Auth. Rev	5.000%	10/1/06 (1)	2,710	2,753
Guam International Airport Auth. Rev	5.000%	10/1/07 (1)	2,850	2,933
				5,686
Hawaii (0.5%)
Hawaii GO	6.400%	3/1/07	5,555	5,785
Hawaii GO	5.000%	4/1/07 (1)	7,330	7,515
Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,800
Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,231
				22,331
Illinois (3.0%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/08	2,500	2,586
Chicago IL O'Hare International Airport Rev	5.250%	1/1/06 (2)	2,015	2,022
Chicago IL School Finance Auth. GO	5.000%	6/1/06 (4)	9,000	9,103
Chicago IL School Finance Auth. GO	5.500%	6/1/07 (4)	10,020	10,374
Chicago IL Transit Auth. Rev	5.000%	6/1/07 (2)	3,000	3,083
Chicago IL Transit Auth. Rev	5.250%	6/1/08 (2)	4,540	4,755
Chicago IL Transit Auth. Rev	5.250%	6/1/09 (2)	1,000	1,060
Illinois Finance Auth. Rev (Resurrection Health Care) PUT	3.050%	7/1/06	5,310	5,301
Illinois GO	5.000%	11/1/05	6,200	6,200
Illinois GO	5.500%	4/1/06 (4)	3,000	3,031
Illinois GO	5.000%	8/1/06	8,160	8,277
Illinois GO	5.250%	4/1/07 (4)	9,325	9,593
Illinois GO	5.000%	3/1/09	24,695	25,905
Illinois Housing Dev. Auth Homeowner Mortgage PUT	2.790%	9/7/06	5,000	4,983
Illinois Sales Tax Rev	5.000%	6/15/08	3,000	3,126
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/05	8,000	8,021
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/06 (4)	4,750	4,848
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	6/15/08 (3)(ETM)	7,280	6,651
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/06 (2)	2,350	2,385

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/07 (2)	4,575	4,715
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08 (2)	2,395	2,499
				128,518
Indiana (1.6%)
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/06 LOC	32,225	32,241
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group)	5.000%	11/1/07	5,000	5,152
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group) PUT	2.500%	2/1/06	18,000	17,966
Vigo County IN Econ. Dev. Rev (Republic Services Inc.) VRDO	3.050%	11/7/05	10,000	10,000
				65,359
Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/07	2,500	2,600
Kansas (0.3%)
Wyandotte County Kansas City KS Unified Govt. GO	3.250%	11/1/06	12,000	11,992
Kentucky (1.3%)
Kenton County KY Airport Board Special Fac. Rev (Airis Cincinnati LLC) VRDO	2.800%	11/7/05	40,000	40,000
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	5.500%	7/1/07 (4)	4,315	4,476
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	6.500%	7/1/08 (2)	7,000	7,561
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/07 (4)	4,355	4,488
				56,525
Louisiana (0.7%)
Louisiana GO	6.000%	10/15/06 (2)	15,585	15,994
Louisiana Offshore Terminal Auth Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/08	5,000	4,947
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/09	10,000	10,455
				31,396
Maine (0.5%)
Maine GO	4.000%	6/30/06	22,500	22,645
Maryland (1.8%)
Anne Arundel County MD GO	5.000%	3/1/07	6,000	6,149
2 Maryland Dept. of Housing & Community Dev.	3.120%	11/24/06	23,500	23,494
Maryland GO	5.250%	3/1/07	10,000	10,285

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Water Quality Financing Administration Revolving Loan Rev	5.000%	9/1/08	5,000	5,241
Washington Suburban Sanitation Dist Maryland General Construction GO	5.250%	6/1/07	7,330	7,575
Washington Suburban Sanitation Dist Maryland Water Supply GO	4.000%	6/1/06	23,550	23,693
				76,437
Massachusetts (6.2%)
Avon MA BAN	3.500%	3/2/06	14,500	14,519
Danvers MA BAN	3.750%	7/14/06	16,000	16,078
Duxbury MA BAN	3.250%	1/13/06	12,446	12,451
Haverhill MA BAN	3.750%	3/30/06	8,430	8,449
Massachusetts Bay Transp. Auth. Rev	6.000%	7/1/06	5,000	5,097
Massachusetts GAN	7.000%	12/15/07 (1)	24,810	26,687
Massachusetts GO	5.000%	2/1/06	27,500	27,641
Massachusetts GO	5.500%	2/1/07 (1)	7,150	7,353
Massachusetts GO	5.500%	1/1/08	6,165	6,454
1 Massachusetts GO TOB VRDO	2.730%	11/7/05 (2)	3,950	3,950
Massachusetts GO VRDO	2.700%	11/7/05	21,600	21,600
Massachusetts Health & Educ. Fac. Auth. Rev (Williams College) PUT	1.850%	4/1/06	10,000	9,936
Massachusetts School Building Auth Dedicated Sales Tax Rev	5.000%	8/15/08	5,000	5,222
Needham MA BAN	4.000%	6/15/07	14,200	14,398
Peabody MA BAN	3.250%	2/9/06	5,000	5,002
Silver Lake MA School Dist. BAN	4.000%	8/25/06	38,000	38,148
Springfield MA GO	5.000%	8/1/09 (1)	5,660	5,971
Swampscott MA BAN	4.250%	10/20/06	11,000	11,125
Waltham MA BAN	3.000%	11/15/05	23,445	23,445
				263,526
Michigan (1.8%)
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/05 (2)	10,065	10,103
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/05 (2)	7,140	7,167
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/08 (2)	5,000	5,406
Michigan Building Auth. Rev	5.000%	10/15/06	7,500	7,635
Michigan Building Auth. Rev	5.000%	10/15/07	2,250	2,327
Michigan Building Auth. Rev	5.000%	10/15/08 (4)	1,000	1,047
Michigan Building Auth. Rev	5.000%	10/15/10 (4)	5,000	5,330
Michigan Muni. Bond Auth. Rev	4.250%	8/18/06 LOC	25,000	25,198
Michigan Muni. Bond Auth. Rev	5.000%	5/1/08	5,000	5,204

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Muni. Bond Auth. Rev	5.000%	6/1/08 (4)	5,000	5,210
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/06 (1)	1,500	1,505
				76,132
Minnesota (1.4%)
Minnesota GO	5.000%	8/1/06	14,825	15,043
Minnesota GO	5.000%	8/1/07	30,685	31,662
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/06	12,000	12,085
				58,790
Mississippi (0.4%)
Jackson MS Water & Sewer System Rev	5.000%	9/1/06 (4)	4,550	4,616
Mississippi GO	5.250%	8/15/06	5,215	5,297
Mississippi GO	5.500%	11/1/08	6,455	6,823
				16,736
Missouri (0.9%)
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/08	7,465	7,777
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/09	3,465	3,650
Missouri Third State Building GO	5.000%	10/1/06	27,505	27,998
				39,425
Nebraska (1.1%)
Lincoln NE Lincoln Electric System CP	2.650%	11/9/05	42,473	42,473
Omaha NE Public Power Dist. Electric Rev	5.500%	2/1/07	5,000	5,142
				47,615
Nevada (2.9%)
Clark County NV Airport Improvement Rev. VRDO	2.710%	11/7/05 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/07 (3)	4,775	4,943
Clark County NV GO	7.500%	6/1/07 (2)	4,630	4,929
Clark County NV GO	7.500%	6/1/07 (2)	4,920	5,238
Clark County NV School Dist. GO	5.000%	6/1/07 (3)	29,020	29,823
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	14,710	15,126
Clark County NV School Dist. GO	5.500%	6/15/07 (4)	10,000	10,361
2 Clark County NV School Dist. GO	5.000%	6/15/08 (4)	7,575	7,892
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	2.740%	11/7/05 (1)	11,940	11,940
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	2.740%	11/7/05 (3)	5,310	5,310
Nevada GO	4.000%	8/1/06	8,800	8,861
Nevada Highway Improvement Rev (Motor Vehicle Fuel Tax)	5.000%	12/1/07 (1)	4,325	4,480
				122,633

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Hampshire (0.2%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/07 (2)	5,000	4,968
New Hampshire GO	5.000%	11/1/05	5,000	5,000
				9,968
New Jersey (4.3%)
New Jersey COP	5.250%	6/15/06 (4)	3,945	3,997
New Jersey Econ. Dev. Auth. Rev (Chambers Cogeneration Limited Partnership) CP	2.700%	11/8/05 LOC	15,000	15,000
New Jersey Econ. Dev. Auth. Rev (School Fac. Construction)	5.000%	3/1/08	2,500	2,590
New Jersey Econ. Dev. Auth. Rev (School Fac. Construction)	5.000%	3/1/10	1,000	1,054
1 New Jersey Econ. Dev. Auth. Rev (School Fac. Construction) TOB VRDO	2.820%	11/7/05	8,500	8,500
1 New Jersey Econ. Dev. Auth. Rev (School Fac.) TOB VRDO	2.730%	11/7/05 (2)	11,335	11,335
New Jersey Educ. Fac. Auth. Rev (Higher Education Trust Fund)	5.000%	9/1/08	6,915	7,225
New Jersey Educ. Fac. Auth. Rev (Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,913
New Jersey Educ. Fac. Auth. Rev (Higher Education Trust Fund)	5.000%	9/1/10	6,000	6,372
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/06	2,000	2,027
New Jersey GO	5.625%	7/15/06 (Prere.)	11,025	11,388
New Jersey GO	5.000%	7/15/07	11,000	11,329
New Jersey TRAN	4.000%	6/23/06	55,000	55,320
New Jersey Transit Corp. Capital GAN	5.500%	2/1/06 (2)	10,000	10,063
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/06	7,500	7,608
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/07	4,870	5,036
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.820%	11/7/05	2,400	2,400
Rutgers State Univ. New Jersey	5.000%	5/1/06 (3)	6,840	6,909
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	3.250%	11/7/05	7,100	7,100
				181,166
New Mexico (1.5%)
Farmington NM PCR (Public Service-San Juan Project) PUT	2.100%	4/1/06	25,000	24,800
Los Alamos County NM Util. System Rev	5.000%	7/1/06 (4)	2,965	3,003
New Mexico Finance Auth. Transp. Rev	5.000%	6/15/06 (2)	21,515	21,779
New Mexico Severance Tax Rev	5.000%	7/1/07	10,000	10,294
New Mexico Severance Tax Rev	5.000%	7/1/09	1,000	1,054

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico Severance Tax Rev	5.000%	7/1/09 (2)	2,000	2,108
New Mexico Severance Tax Rev	5.000%	7/1/10	1,000	1,063
				64,101
NewYork (8.1%)
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/06	10,000	10,206
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	5.000%	11/15/05	10,290	10,298
2 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,902
2 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,117
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	3,000	3,140
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	2,000	2,093
New York City NY GO	5.000%	8/1/06	2,000	2,030
New York City NY GO	5.000%	8/1/07	23,510	24,249
New York City NY GO	5.000%	6/1/08	13,375	13,936
New York City NY GO	5.000%	8/1/08	17,000	17,748
New York City NY GO	5.000%	8/1/08	20,715	21,627
New York City NY GO	5.000%	8/1/09	6,895	7,240
New York City NY GO	5.000%	8/1/09	3,930	4,126
New York City NY GO	5.000%	8/1/10	3,000	3,166
1 New York City NY GO TOB VRDO	2.820%	11/7/05	16,495	16,495
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/09 (3)	2,000	2,107
1 New York City NY IDA Special Fac. Rev. TOB VRDO	2.900%	11/7/05	38,658	38,658
New York City NY Muni. Water Finance Auth Water & Sewer System CP	2.780%	12/12/05	25,000	25,001
New York City NY Transitional Finance Auth. Rev	5.000%	11/1/07	12,000	12,429
New York City NY Transitional Finance Auth. Rev Future Tax	4.000%	11/1/06	6,775	6,840
New York City NY Transitional Finance Auth. Rev Future Tax	4.500%	2/1/07	1,000	1,017
New York City NY Transitional Finance Auth. Rev Future Tax	5.000%	11/1/07	10,790	11,176
New York City NY Transitional Finance Auth. Rev Future Tax	4.500%	2/1/08	1,000	1,027
New York State Environmental Fac. Corp. Rev (Clean Water & Drinking Revolving Funds)	5.000%	6/15/07	3,515	3,622
New York State Thruway Auth. Rev (Service Contract)	5.000%	3/15/08	10,000	10,388
New York State Urban Dev. Corp. Rev (Correctional Fac.)	5.000%	1/1/06	10,000	10,032
New York State Urban Dev. Corp. Rev (Personal Income Tax)	5.000%	3/15/06	3,000	3,022

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Dev. Corp. Rev (Service Contract)	5.000%	1/1/10	2,800	2,954
Rochester NY BAN	4.000%	10/20/06	5,000	5,039
Rockland County NY TAN	3.750%	3/23/06	31,000	31,089
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/08	12,075	12,506
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/08	6,970	7,219
1 Tobacco Settlement Financing Corp. New York Rev TOB VRDO	2.820%	11/7/05	9,195	9,195
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/05	10,000	10,008
				344,702
North Carolina (2.8%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/07	6,590	6,656
Charlotte NC Water & Sewer System Rev. CP	2.900%	4/26/06	7,000	6,999
Mecklenburg County NC GO	5.500%	4/1/06	11,625	11,748
North Carolina COP	4.000%	6/1/06	2,500	2,512
North Carolina Eastern Muni. Power Agency Rev	6.000%	1/1/06 (1)	6,000	6,030
North Carolina GO	5.000%	3/1/06	2,000	2,014
North Carolina GO	5.000%	3/1/07	5,000	5,125
North Carolina GO	5.000%	2/1/08	27,585	28,672
North Carolina GO	5.000%	3/1/08	20,000	20,812
1 North Carolina GO TOB VRDO	2.730%	11/7/05	16,705	16,705
Wake County NC Public Improvement GO PUT	4.000%	4/1/06	13,000	13,060
				120,333
Ohio (2.2%)
Graham OH Local School Dist. BAN	4.000%	11/9/05	6,785	6,786
Logan County OH BAN	4.000%	9/1/06	4,000	4,028
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	6.000%	9/1/06 (1)	1,500	1,536
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	10,000	9,963
Ohio Building Auth. Rev (Administration Building Fund)	5.000%	10/1/08 (1)	4,580	4,795
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/07 (2)	4,640	4,824
Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/06	6,465	6,548
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08 (1)	1,110	1,162
Ohio GO	5.000%	3/15/06	9,000	9,068
Ohio GO	5.000%	8/1/06	5,000	5,072
Ohio Higher Educ. Capital Fac. Rev	5.250%	12/1/05	10,000	10,020
Ohio Highway Capital Improvements Rev	5.000%	5/1/06	2,500	2,526
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/08	6,750	7,038
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/07 (1)	5,010	5,171

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/08 (1)	1,345	1,406
Ohio State Univ. General Receipts Rev	5.000%	6/1/08	6,595	6,873
Ohio Water Dev. Auth. PCR	5.000%	6/1/07	3,000	3,084
Univ. of Toledo OH General Receipts BAN	3.250%	1/26/06	5,000	5,002
				94,902
Oklahoma (0.2%)
Oklahoma City OK GO	5.000%	7/1/06	2,055	2,081
Oklahoma GO	5.000%	7/15/07 (3)	2,000	2,062
Tulsa County OK Ind. Auth. Rev	4.000%	5/15/06	3,275	3,291
				7,434
Oregon (1.2%)
Oregon Housing & Community Service Dept Single Family Mortgage Rev	2.450%	3/15/06	35,000	34,876
Portland OR Sewer System Rev	6.000%	6/1/06 (3)	14,720	14,973
				49,849
Pennsylvania (4.6%)
Bethlehem PA Area School Dist	5.375%	9/1/09 (3)	4,855	5,035
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.000%	7/1/07	4,865	5,003
Pennsylvania GO	5.000%	1/15/06	4,250	4,268
Pennsylvania GO	5.000%	2/1/06	10,865	10,920
Pennsylvania GO	5.000%	2/1/06	11,810	11,870
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	16,570	17,028
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	14,000	14,387
Pennsylvania GO	5.500%	6/1/06	8,985	9,114
Pennsylvania GO	5.000%	10/1/06	13,685	13,922
Pennsylvania GO	5.000%	1/15/07	3,150	3,219
Pennsylvania GO	5.500%	7/1/07 (1)	20,000	20,760
Pennsylvania GO	5.000%	9/1/09	8,235	8,697
Pennsylvania Higher Educ. Fac. Auth. Rev (Gannon Univ.) PUT	3.625%	5/1/06 LOC	4,000	4,012
Pennsylvania Higher Educ. Fac. Auth. Rev (Kings College) PUT	3.625%	5/1/06 LOC	5,000	5,012
Pennsylvania Higher Educ. Fac. Auth. Rev (St. Joseph's Univ.) PUT	1.750%	11/1/05 LOC	9,200	9,200
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/09 (3)	6,150	6,483
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	11,000	11,294
Philadelphia PA Muni. Auth. Rev	5.000%	5/15/06 (4)	3,660	3,696
Pittsburgh PA GO	5.000%	9/1/08 (1)	14,425	15,008

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pittsburgh PA Water & Sewer Auth. Rev	1.900%	9/1/06 (4)	11,930	11,755
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,637
				195,320
Puerto Rico (1.5%)
Puerto Rico Govt. Dev. Bank CP	3.100%	12/15/05	40,488	40,505
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	6,000	6,002
Puerto Rico Govt. Dev. Bank CP	3.450%	1/30/06	15,000	15,006
Puerto Rico Muni. Finance Agency	4.000%	8/1/06 (4)	2,000	2,015
				63,528
Rhode Island (0.4%)
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/06 (3)	2,705	2,738
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/07 (3)	2,830	2,908
Rhode Island Housing & Mortgage Finance Corp. Rev	3.375%	11/1/05	12,500	12,500
				18,146
South Carolina (0.5%)
Beaufont County SC School Dist. BAN	2.480%	3/1/06	20,000	19,947
South Carolina Public Service Auth. Rev	5.000%	1/1/06	3,000	3,010
				22,957
Tennessee (1.2%)
Knox County TN GO	5.000%	4/1/08	3,115	3,238
Memphis TN Electric System Rev	5.000%	12/1/05	15,000	15,026
Memphis TN Electric System Rev	5.000%	12/1/06	25,000	25,488
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev (Ascension Health) PUT	2.300%	1/4/06	7,000	6,987
				50,739
Texas (8.8%)
Austin TX Water & Wastewater System Rev	5.250%	11/15/05 (2)	6,070	6,075
Corpus Christi TX GO	5.000%	3/1/09 (4)	2,000	2,097
Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse PUT	3.300%	8/15/08	10,000	9,962
Dallas-Fort Worth TX International Airport Rev	5.000%	11/1/05 (1)	4,235	4,235
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/05 (3)	2,450	2,450
Denton TX Independent School Dist. PUT	3.000%	2/1/08	11,100	10,935
Frisco TX GO	5.000%	2/15/09 (4)	2,950	3,091
Garland TX GO	4.000%	2/15/07 (4)	1,950	1,970
Grand Prairie TX Independent School Dist	3.050%	7/31/07	5,200	5,186
Harris County TX Health Fac. Dev. Corp. Medical Fac. Rev. (Baylor College of Medicine) VRDO	2.680%	11/7/05 (2)	30,800	30,800
Harris County TX Toll Road Rev	5.000%	8/15/06 (3)	5,000	5,074
Harris County TX Toll Road Rev	5.000%	8/15/08 (3)	9,355	9,763

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (3)	25,000	26,346
Houston TX GO	5.000%	3/1/06 (1)(ETM)	4,010	4,037
Houston TX GO	5.000%	3/1/06 (1)	3,050	3,070
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.250%	9/1/08 (2)	7,460	7,838
Houston TX Independent School Dist. GO	5.000%	2/15/08	4,500	4,665
Lewisville TX Independent School Dist	5.250%	8/15/06	5,000	5,084
Mesquite TX Independent School Dist. GO	5.000%	8/15/06	1,825	1,852
Plano TX Independent School Dist	5.500%	2/15/06 (Prere.)	3,505	3,531
Plano TX Independent School Dist	5.000%	2/15/08	6,300	6,531
San Antonio TX Electric & Gas Rev	5.250%	2/1/07	6,820	6,991
San Antonio TX Electric & Gas Rev	5.650%	2/1/07 (Prere.)	10,740	11,179
San Antonio TX Electric & Gas Rev	5.250%	2/1/08	34,320	35,745
San Antonio TX Electric & Gas Rev	5.000%	2/1/10	9,185	9,693
Spring Branch TX Independent School Dist. GO PUT	3.000%	9/8/06	15,700	15,700
Spring TX Independent School Dist Schoolhouse GO PUT	5.000%	8/15/06 (4)	7,000	7,094
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	2,865	2,981
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	1,655	1,722
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	5,065	5,324
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	2,000	2,102
Texas Dept. of Transp. COP	5.000%	8/15/07	5,000	5,160
Texas GO Public Finance Auth	5.250%	10/1/07	3,000	3,113
Texas TRAN	4.500%	8/31/06	50,000	50,562
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/08	25,615	26,657
Texas Water Dev. Board GO	5.000%	8/1/06	6,425	6,516
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.000%	11/1/06	20,000	20,224
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/08	2,500	2,611
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/08	7,000	7,309
				375,275
Utah (1.2%)
Intermountain Power Agency Utah Power Supply Rev	4.500%	7/1/07 (2)	10,000	10,211
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/10 (4)	6,290	6,676
Utah GO	5.000%	7/1/06	17,875	18,108
Utah GO	5.000%	7/1/06	7,785	7,887
Utah GO	5.000%	7/1/07	8,300	8,551
				51,433

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.2%)
2 Vermont Educ. & Health Buildings Agency Rev (Middlebury College) PUT	3.160%	11/1/06	9,050	9,050
Virginia (2.1%)
Loudoun County VA GO	5.250%	11/1/05	4,410	4,410
Norfolk VA GO	5.000%	7/1/06 (4)	8,810	8,926
Peninsula Ports Auth. Virginia Rev (Dominion Term Assoc. Project) PUT	3.300%	10/1/08	2,500	2,476
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/07	5,185	5,303
Virginia College Building Auth. Educ. Fac. Rev Public Higher Educ	5.000%	2/1/06	11,285	11,343
2 Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/06	10,000	10,000
Virginia Public Building Auth. Rev	5.000%	8/1/06	5,080	5,154
Virginia Public School Auth. Rev	4.000%	2/1/06	15,000	15,040
Virginia Public School Auth. Rev	4.000%	8/1/06	7,500	7,553
Virginia Public School Auth. Rev	5.000%	8/1/07	6,930	7,145
Virginia Public School Auth. Rev	5.000%	8/1/07	2,260	2,330
Virginia Public School Auth. Rev	5.000%	8/1/08	5,830	6,091
Virginia Public School Auth. Rev	5.500%	8/1/10	4,645	5,047
				90,818
Washington (2.1%)
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,155
King County WA BAN	3.000%	11/1/05	13,820	13,820
King County WA GO	5.000%	6/1/07	6,130	6,300
King County WA Sewer Rev	5.000%	1/1/06 (4)	3,000	3,010
Port of Seattle WA GO	5.000%	11/1/06 (4)	5,490	5,590
Port of Seattle WA GO	5.000%	11/1/06 (4)	9,485	9,659
Port of Seattle WA GO	5.000%	11/1/07 (4)	5,765	5,952
Port of Seattle WA Rev	5.250%	9/1/06 (3)	3,000	3,049
Port of Seattle WA Rev	5.000%	3/1/09 (4)	3,415	3,585
Port of Seattle WA Rev	5.000%	3/1/10 (4)	3,230	3,418
Seattle WA Muni. Light & Power Rev	4.000%	11/1/05 (4)	5,525	5,525
Washington GO	5.500%	6/1/06 (Prere.)	6,050	6,138
Washington GO	5.000%	1/1/07 (4)	8,605	8,786
Washington GO	5.000%	1/1/08 (4)	5,320	5,511
Washington GO	4.000%	7/1/08	5,180	5,266
				88,764

Short-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.1%)
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/07 (1)	500	513
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/08 (1)	2,500	2,600
				3,113
Wisconsin (2.0%)
Kenosha WI GO	4.000%	9/1/06 (4)	2,100	2,116
Kenosha WI GO	4.000%	9/1/07 (4)	1,695	1,719
Madison WI Metro. School Dist. TRAN	4.000%	9/8/06	25,000	25,161
Wisconsin GO	5.000%	5/1/07	12,405	12,732
Wisconsin GO	6.250%	5/1/07	5,000	5,221
Wisconsin GO	5.000%	5/1/08	5,000	5,202
Wisconsin School Dist Cash Flow Management Program COP	4.250%	9/20/06 LOC	12,775	12,897
Wisconsin School Dist Cash Flow Management Program COP	4.250%	9/20/06 LOC	6,475	6,537
Wisconsin Transp. Rev	5.000%	7/1/08	12,385	12,911
				84,496
Total Municipal Bonds (Cost $3,921,129)				3,895,785

			Shares
Temporary Cash Investment (8.7%)
[3] Vanguard Municipal Cash Management Fund, 2.627% (Cost $369,112)			369,111,763	369,112
Total Investments (100.3%) (Cost $4,290,241)				4,264,897
Other Assets and Liabilities (-0.3%)
Other Assets—Note B				59,788
Liabilities				(71,354)
				(11,566)
Net Assets (100%)				4,253,331

Short-Term Tax-Exempt Fund
At October 31, 2005, net assets consisted of:[4]
Amount ($000)

Paid-in Capital	4,284,006

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(5,331)

Unrealized Depreciation	(25,344)

Net Assets	4,253,331

Investor Shares-Net Assets

Applicable to 88,991,354 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,382,359

Net asset value per share—Investor Shares	$15.53

Admiral Shares-Net Assets

Applicable to 184,822,936 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,870,972

Net asset value per share—Admiral Shares	$15.53

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $195,148,000, representing 4.6% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2005.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (95.8%)
Alabama (0.7%)
Jefferson County AL Sewer Rev (Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	5,785	6,138
Jefferson County AL Sewer Rev (Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	29,405	31,199
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/08 (4)	3,260	2,919
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09 (4)	3,000	2,577
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/10 (4)	2,130	2,032
				44,865
Alaska (0.7%)
Alaska GO	5.250%	8/1/07 (4)	6,760	6,994
Alaska GO	5.000%	7/15/08 (4)	6,605	6,891
North Slope Borough AK GO	0.000%	6/30/06 (1)	19,250	18,859
North Slope Borough AK GO	0.000%	6/30/08 (1)	17,100	15,597
				48,341
Arizona (2.2%)
Arizona COP	5.000%	9/1/06 (4)	6,780	6,888
Arizona School Fac. Board Rev. COP	5.000%	9/1/08 (4)	9,960	10,407
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,436
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/09 (2)	5,000	5,350
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,693
Mesa AZ Util. System Rev	5.000%	7/1/08 (1)	6,500	6,783
Mohave County AZ IDA Correctional Fac Contract Rev. (Mohave Prison Project)	5.000%	4/1/08 (10)	2,000	2,073
Mohave County AZ IDA Correctional Fac Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)	5,090	5,367
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/09 (2)	5,500	5,803
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.000%	7/1/10 (1)	5,600	5,959
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/10 (1)	5,000	5,322
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/11 (1)	7,500	8,026
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/12 (1)	5,000	5,375
Phoenix AZ GO	7.500%	7/1/08	11,510	12,707
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.250%	1/1/06	30,935	31,054

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.150%	1/1/07	7,630	7,806
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.000%	1/1/08	8,650	8,966
Univ. of Arizona Board of Regents	5.900%	6/1/08 (4)	4,095	4,359
				149,374
California (6.9%)
CSUCI Financing Auth. Rev California Rental Housing & Town Center PUT	2.500%	8/1/07 LOC	5,000	4,915
California Dept. of Water Resources Water System Rev. (Central Valley)	8.250%	12/1/05	5,685	5,710
California GO	5.250%	3/1/06	21,000	21,156
California GO	4.750%	6/1/07	1,000	1,024
California GO	5.250%	11/1/08	10,000	10,534
California GO	5.000%	3/1/09	22,400	23,476
California GO	5.000%	6/1/09	25,000	26,266
California GO	5.000%	6/1/09	14,095	14,809
California GO	5.000%	5/1/13	21,000	22,409
1 California Health Fac. Finance Auth. Rev (Catholic Healthcare West)	5.000%	7/1/09	2,500	2,616
1 California Health Fac. Finance Auth. Rev (Catholic Healthcare West)	5.000%	7/1/10	3,220	3,389
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,103
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,162
California PCR Financing Auth. Rev (Southern California Edison Co.) PUT	2.000%	3/1/06	20,000	19,872
2 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	6,000	6,131
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/11	3,770	4,027
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/12	2,500	2,677
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/13	7,500	8,042
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/07 (1)	14,725	15,199
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/07	25,335	26,164
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/08 (1)	6,000	6,268
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/09 (1)	10,000	10,647

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Econ. Recovery Bonds	5.000%	7/1/09	18,000	19,035
California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,664
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	20,000	20,614
California State Econ. Recovery Bonds PUT	5.000%	7/1/08	12,925	13,501
California Statewide Community Dev. Auth. Rev (Daughters of Charity Health)	5.000%	7/1/08	1,000	1,032
California Statewide Community Dev. Auth. Rev (Daughters of Charity Health)	5.000%	7/1/09	800	830
California Statewide Community Dev. Auth. Rev (Daughters of Charity Health)	5.000%	7/1/10	1,100	1,146
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	3.850%	8/1/06	15,000	15,058
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	4.350%	3/1/07	19,325	19,573
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	2.625%	5/1/08	17,500	16,999
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	3.875%	4/1/10	12,350	12,310
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	3.850%	6/1/12	10,000	9,826
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/05	10,000	10,038
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,158
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,659
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,204
Long Beach CA Harbor Rev	4.000%	5/15/09 (3)	6,095	6,190
Los Angeles CA USD COP	5.000%	8/1/06 (2)	4,775	4,849
Los Angeles CA USD COP	5.000%	8/1/07 (2)	4,720	4,876
Los Angeles County CA Metro. Transp. Auth. Rev (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (3)	5,000	5,331
Los Angeles County CA Metro. Transp. Auth. Rev (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (3)	8,000	8,511
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/12 (1)	7,710	8,307
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,541
Orange County CA Public Financing Lease Rev	5.000%	7/1/12 (1)	3,165	3,402
San Jose CA Redev. Agency	5.250%	8/1/08 (1)	3,180	3,355
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/08 (3)	4,385	4,562
Univ. of California Rev	5.000%	5/15/10 (1)	3,500	3,741
Univ. of California Rev	5.000%	5/15/11 (1)	2,500	2,687
Univ. of California Rev	5.000%	5/15/12 (1)	3,000	3,235
				473,830

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (1.2%)
Colorado Dept. of Transp. Rev	5.250%	6/15/06	2,335	2,367
Colorado Dept. of Transp. Rev	5.250%	6/15/07	2,035	2,102
Colorado Dept. of Transp. Rev	5.500%	6/15/07 (1)	18,000	18,664
Colorado Dept. of Transp. Rev	5.250%	6/15/08	2,530	2,655
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/06	5,490	5,595
Colorado Springs CO Util. System Rev	5.250%	11/15/06	9,265	9,466
Colorado Springs CO Util. System Rev	5.250%	11/15/07	5,890	6,122
Denver CO City & County Airport Rev	5.500%	11/15/05 (2)	9,375	9,384
Denver CO City & County GO	5.000%	8/1/07	5,000	5,156
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08	8,770	9,165
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	15,000	14,710
				85,386
Connecticut (1.8%)
Connecticut GO	5.000%	3/15/06	17,045	17,174
Connecticut GO	4.000%	3/15/07 (1)	6,200	6,274
Connecticut GO	5.000%	4/15/07	17,985	18,454
Connecticut GO	5.250%	6/15/07	12,760	13,177
Connecticut GO	5.000%	11/15/07	7,250	7,508
Connecticut GO	5.000%	11/15/07	19,340	20,027
Connecticut GO	5.000%	12/15/07	10,040	10,410
Connecticut GO	5.250%	12/15/07	7,370	7,679
Connecticut GO	5.000%	3/1/08	8,545	8,876
Connecticut GO	5.000%	11/15/08	10,000	10,489
				120,068
Delaware (0.3%)
Delaware GO	5.250%	7/1/07	20,260	20,965
District of Columbia (1.0%)
District of Columbia GO	5.250%	6/1/07 (1)	16,000	16,496
District of Columbia GO	5.500%	6/1/07 (4)	8,785	9,091
District of Columbia GO	5.250%	6/1/08 (1)	5,355	5,604
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,220	1,288
District of Columbia GO	5.500%	6/1/08 (4)	3,530	3,716
District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,797
District of Columbia GO	5.750%	6/1/10 (1)(ETM)	5,000	5,476
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/06	4,745	4,831

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/10 (1)	6,145	6,588
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/07 (1)	2,250	2,318
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/08 (1)	4,180	4,367
				70,572
Florida (4.5%)
Broward County FL GO	5.000%	1/1/07	8,300	8,477
Broward County FL GO	5.000%	1/1/08	4,000	4,145
Broward County FL Resource Recovery Rev (Wheelabrator Series A)	5.375%	12/1/10	4,900	5,156
Broward County FL Resource Recovery Rev (Wheelabrator Series A)	4.500%	12/1/11	5,900	6,046
Broward County FL Resource Recovery Rev (Wheelabrator-South)	5.500%	12/1/08	22,980	24,293
Broward County FL Resource Recovery Rev (Wheelabrator-South)	5.375%	12/1/09	2,000	2,119
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,747
Broward County FL School Dist. GO	5.000%	2/15/06	3,170	3,188
Broward County FL School Dist. GO	5.000%	2/15/07	2,890	2,958
Florida Board of Educ. Capital Outlay	5.250%	1/1/06	3,540	3,554
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	4,000	4,169
Florida Board of Educ. Capital Outlay	5.000%	1/1/11	6,810	7,259
Florida Board of Educ. Capital Outlay	5.000%	1/1/12	27,730	29,700
Florida Board of Educ. Public Educ	5.250%	6/1/07	4,890	5,047
Florida Board of Educ. Public Educ	5.000%	6/1/08 (4)	19,600	20,427
Florida Board of Educ. Public Educ	5.250%	6/1/08	5,055	5,299
Florida Board of Educ. Public Educ	5.000%	6/1/10	16,120	17,139
Florida Board of Educ. Public Educ	5.000%	6/1/11	11,945	12,769
2 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.730%	11/7/05 (2)	7,135	7,135
Florida Correctional Privatization Comm. COP	5.250%	8/1/08 (1)	4,335	4,550
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/07 (1)	10,000	10,296
Florida Dept. of Transp	5.000%	7/1/07	5,270	5,426
Florida Dept. of Transp	5.250%	7/1/08	4,670	4,902
Florida Turnpike Auth. Rev	5.250%	7/1/07 (4)	5,855	6,052
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/06 (1)	7,830	7,977
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/07 (1)	6,995	7,250
JEA Florida St. Johns River Power Park Rev	5.000%	10/1/08	21,000	21,943
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/11	7,500	7,891
Orlando FL Util. Comm. Water & Electric Rev	5.000%	10/1/08	4,835	5,059

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/09	15,000	15,927
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08	20,000	20,844
Reedy Creek FL Improvement Dist. Util. Rev	5.500%	10/1/08 (2)	8,070	8,485
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	4,945
				305,174
Georgia (2.7%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/10 (1)	6,615	5,241
Atlanta GA Water & Sewer Rev	5.250%	1/1/07 (3)(Prere.)	15,300	15,826
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	25,000	25,528
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,106
Fulton DeKalb GA Hosp. Auth	5.000%	1/1/08 (4)	3,000	3,108
Georgia GO	6.250%	3/1/06	5,000	5,055
Georgia GO	6.000%	7/1/07	10,580	11,076
Georgia Road & Tollway Auth. Rev (Governor's Transp. Choices)	5.250%	3/1/07	6,185	6,360
Georgia Road & Tollway Auth. Rev (Governor's Transp. Choices)	5.250%	3/1/09	10,355	10,990
Henry County GA School Dist. GO	5.000%	4/1/07	11,415	11,705
Henry County GA School Dist. GO	5.000%	4/1/08	25,585	26,605
Metro. Atlanta GA Rapid Transp. Auth Georgia Sales Tax Rev	6.250%	7/1/06 (1)	10,000	10,210
Metro. Atlanta GA Rapid Transp. Auth Georgia Sales Tax Rev	6.250%	7/1/08 (1)	4,000	4,299
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09 (2)	10,000	10,439
Paulding County GA School Dist. GO	5.000%	8/1/08	2,500	2,615
Paulding County GA School Dist. GO	5.000%	8/1/09	1,500	1,586
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,072
Private Colleges & Univ. Auth. of Georgia Rev (Emory Univ.)	5.500%	11/1/06	8,000	8,191
Private Colleges & Univ. Auth. of Georgia Rev (Emory Univ.)	5.500%	11/1/07	6,270	6,552
Private Colleges & Univ. Auth. of Georgia Rev (Emory Univ.)	5.250%	9/1/08	10,000	10,529
Richmond County GA Board of Educ. GO	5.000%	11/1/05	5,000	5,000
				183,093
Hawaii (3.1%)
Hawaii Airport System Rev	5.500%	7/1/06 (3)	10,000	10,149
Hawaii Airport System Rev	5.500%	7/1/07 (3)	10,000	10,339
Hawaii Airport System Rev	6.000%	7/1/07 (3)	6,000	6,248
Hawaii Airport System Rev	5.500%	7/1/09 (3)	10,275	10,889

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	6.000%	11/1/05 (3)	5,000	5,000
Hawaii GO	5.250%	2/1/07 (4)	10,375	10,640
Hawaii GO	5.000%	4/1/07 (1)	10,000	10,253
Hawaii GO	5.500%	8/1/07 (3)	2,330	2,421
Hawaii GO	5.250%	2/1/08 (4)	10,000	10,426
Hawaii GO	5.000%	4/1/08 (1)	10,000	10,396
Hawaii GO	5.750%	4/1/08 (1)(ETM)	2,015	2,132
Hawaii GO	5.750%	4/1/08 (1)	1,990	2,103
Hawaii GO	5.500%	8/1/08 (3)	6,755	7,142
Hawaii GO	5.000%	7/1/09 (2)	15,660	16,505
Hawaii GO	5.000%	10/1/09 (1)	1,480	1,564
Hawaii GO	5.000%	7/1/10 (2)	14,250	15,150
Hawaii GO	5.000%	10/1/10 (1)	5,090	5,424
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,975
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,470
Honolulu HI City & County GO	5.000%	7/1/08 (1)	12,740	13,288
Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	5,075
Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,636
				211,225
Illinois (4.1%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/09	8,265	8,615
Chicago IL Housing Auth. Capital Project Rev	5.250%	7/1/10	5,000	5,292
Chicago IL O'Hare International Airport Rev	5.500%	1/1/06 (2)(ETM)	13,315	13,370
Chicago IL O'Hare International Airport Rev	5.500%	1/1/06 (2)	2,805	2,816
Chicago IL O'Hare International Airport Rev	5.500%	1/1/06 (2)	3,970	3,986
Chicago IL O'Hare International Airport Rev	5.500%	1/1/07 (2)	3,140	3,218
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/06 (2)	27,500	27,824
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/06 (2)	14,265	14,433
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/06 (1)	2,000	2,024
Illinois Dev. Finance Auth. Solid Waste Disp. Rev (Waste Management)	5.850%	2/1/07	7,185	7,369
Illinois Finance Auth. Rev (Resurrection Health Care) PUT	3.750%	7/1/09	4,000	3,959
Illinois GO	4.000%	12/1/06	5,000	5,047
Illinois GO	5.000%	10/1/07 (4)	9,000	9,300
Illinois GO	5.250%	11/1/07 (3)	5,000	5,198
Illinois GO	5.000%	12/1/07	5,475	5,670
Illinois GO	5.250%	8/1/08	14,500	15,224
Illinois GO	5.000%	10/1/08 (4)	7,000	7,326
Illinois GO	5.000%	10/1/08	5,790	6,055

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.250%	11/1/08 (3)	4,000	4,220
Illinois GO	5.750%	1/1/09 (3)	3,000	3,213
Illinois GO	5.250%	8/1/09 (1)	2,135	2,271
Illinois GO	5.500%	8/1/09	8,610	9,220
Illinois GO	5.000%	10/1/09	14,800	15,617
Illinois GO	5.000%	3/1/10	6,300	6,662
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.)	5.000%	6/1/06 (1)	4,400	4,445
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.)	5.250%	6/1/07 (1)	5,270	5,422
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/07 (4)	10,000	10,195
Illinois Sales Tax Rev	5.000%	6/15/10	1,500	1,591
Illinois Sales Tax Rev	5.250%	6/15/12	2,000	2,170
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/07 (4)	10,000	10,350
Illinois Student Assistance Comm. Student Loan Rev	5.700%	3/1/06	4,000	4,007
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/08 (3)(ETM)	6,500	5,938
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/08 (3)	170	155
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/08 (3)(ETM)	1,220	1,115
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/08 (1)	3,250	3,406
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/09 (3)(ETM)	18,625	16,329
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/06 (3)	6,950	7,030
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/07 (3)	9,710	9,982
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/08 (3)	9,855	10,329
				280,393
Indiana (0.9%)
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group)	5.000%	10/1/09	10,000	10,477
Indiana Health Fac. Auth. Finance Auth. Rev (Ascension Health Credit Group)	5.000%	4/1/10	10,000	10,502
Indiana Office Building Comm. Fac. Rev (New Castle Correctional Fac.)	5.250%	7/1/08 (3)	3,040	3,181
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/07 (1)	1,000	1,034
Indianapolis IN Local Public Improvement Rev	5.500%	2/1/07	12,255	12,600
Rockport IN PCR (AEP Generating Co.) PUT	4.050%	7/13/06 (2)	21,000	21,122
				58,916

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/06 (1)	15,000	14,957
Kansas Dept. of Transp. Highway Rev	7.250%	3/1/06 (ETM)	5,820	5,904
Kansas Dept. of Transp. Highway Rev	5.500%	9/1/06	6,000	6,121
1 Topeka KS Temporary Notes	4.500%	11/29/06	22,425	22,749
Wichita KS Sales Tax Rev	5.000%	4/1/07	2,610	2,677
				52,408
Kentucky (2.0%)
Kenton County KY Airport Board Special Fac. Rev (Airis Cincinnati LLC) VRDO	2.800%	11/7/05	10,000	10,000
Kentucky Property & Building Comm. Rev	5.500%	8/1/06 (4)	10,520	10,709
Kentucky Property & Building Comm. Rev	5.250%	2/1/07 (4)	1,500	1,538
Kentucky Property & Building Comm. Rev	5.250%	8/1/07 (4)	13,000	13,449
Kentucky Property & Building Comm. Rev	5.500%	8/1/07	4,550	4,726
Kentucky Property & Building Comm. Rev	5.500%	8/1/08 (ETM)	7,290	7,723
Kentucky Property & Building Comm. Rev	5.500%	8/1/08	210	222
Kentucky Property & Building Comm. Rev	6.000%	10/1/08	10,000	10,730
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	6.500%	7/1/07 (2)	18,000	18,953
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	5.500%	7/1/08 (2)	5,060	5,342
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	5.750%	7/1/08 (4)	26,760	28,419
3 Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	5.500%	7/1/09 (2)	15,000	16,066
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/08 (4)	2,345	2,442
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/10 (4)	2,700	2,861
Louisville & Jefferson County KY Regional Airport Auth. Special Fac (UPS Worldwide Forwarding) VRDO	2.750%	11/1/05	5,900	5,900
				139,080
Louisiana (0.9%)
Jefferson Parish LA Sales Tax Dist Special Sales Tax Rev	5.500%	12/1/05 (4)	3,790	3,798
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/06 (1)	8,740	8,784
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/07 (1)	9,190	9,396
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/10 (1)	1,980	2,079
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/11 (1)	2,085	2,198
Louisiana GO	5.250%	4/1/06 (3)(ETM)	9,335	9,424
Louisiana GO	5.250%	5/1/08 (3)	7,405	7,729

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Offshore Terminal Auth Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08	5,000	4,984
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/09	15,000	15,683
				64,075
Maine (0.3%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,300
Maine GO	5.000%	7/15/11 (2)	5,000	5,360
Maine GO	5.000%	7/15/12 (2)	8,055	8,675
				17,335
Maryland (2.2%)
Anne Arundel County MD GO	5.000%	3/1/08	7,375	7,671
Maryland Dept. of Transp	5.250%	2/1/07	9,000	9,239
Maryland Dept. of Transp	5.000%	5/1/09	18,200	19,192
Maryland Dept. of Transp	5.000%	5/1/10	16,975	18,068
Maryland GO	5.250%	3/1/07	21,005	21,603
Maryland GO	5.250%	2/1/08	5,000	5,225
Maryland GO	5.250%	3/1/08	24,935	26,091
Washington Suburban Sanitation Dist Maryland General Construction GO	5.250%	6/1/07	10,000	10,334
Washington Suburban Sanitation Dist Maryland Water Supply GO	5.250%	6/1/09	12,785	13,619
Washington Suburban Sanitation Dist Maryland Water Supply GO	5.250%	6/1/10	11,435	12,322
Washington Suburban Sanitation Dist Maryland Water Supply GO	5.250%	6/1/10	5,000	5,388
				148,752
Massachusetts (4.3%)
Boston MA GO	5.000%	2/1/08 (1)	5,000	5,194
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/06 (1)	15,170	15,219
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/07 (1)	15,070	15,365
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.400%	12/1/05 (1)	1,150	1,151
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.500%	12/1/06 (1)	1,395	1,396
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	12/1/07 (1)	1,880	1,882
Massachusetts GAN	5.750%	6/15/07	9,650	10,042
Massachusetts GAN	5.750%	12/15/08	16,210	17,374
Massachusetts GAN	5.750%	6/15/09	10,900	11,752
Massachusetts GO	5.000%	2/1/06	6,120	6,151
Massachusetts GO	5.500%	2/1/07 (1)	20,000	20,569
Massachusetts GO	5.250%	12/1/07	10,000	10,414
Massachusetts GO	5.500%	2/1/08 (1)	10,000	10,478

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts GO	5.000%	8/1/08	10,000	10,445
Massachusetts GO	5.250%	8/1/08 (Prere.)	7,945	8,421
Massachusetts GO	5.375%	8/1/08	10,000	10,543
Massachusetts GO	5.750%	10/1/08	6,710	7,163
Massachusetts GO	5.250%	1/1/09	10,000	10,554
Massachusetts GO	5.750%	6/1/10 (Prere.)	25,045	27,430
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.250%	7/1/06	3,000	3,022
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.750%	7/1/06	5,385	5,442
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.750%	7/1/07	5,785	5,913
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.875%	7/1/08	6,000	6,215
Massachusetts Health & Educ. Fac. Auth. Rev (Partners Healthcare System)	5.000%	7/1/07	2,200	2,261
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.500%	7/1/08 (1)	15,400	16,233
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/09 (1)	14,110	14,842
Massachusetts School Building Auth Dedicated Sales Tax Rev	5.000%	8/15/11 (4)	12,000	12,833
Massachusetts Special Obligation Rev	7.500%	6/1/07 (3)	16,425	17,494
Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,742
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/11 (2)	6,905	7,396
				296,936
Michigan (3.4%)
Detroit MI Capital Improvement GO	5.000%	4/1/08 (4)	7,275	7,558
Detroit MI Capital Improvement GO	5.000%	4/1/09 (4)	6,135	6,441
Detroit MI Sewer System Rev	5.000%	7/1/10 (4)	8,510	9,047
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,291
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	25,000	26,368
Michigan Building Auth. Rev	5.500%	10/15/07 (ETM)	5,945	6,203
Michigan Building Auth. Rev	5.500%	10/15/07	3,855	4,022
Michigan Building Auth. Rev	5.000%	10/15/08 (1)	4,000	4,189
Michigan Building Auth. Rev	5.500%	10/15/08 (ETM)	6,435	6,828
Michigan Building Auth. Rev	5.500%	10/15/08 (ETM)	6,790	7,212
Michigan Building Auth. Rev	5.000%	10/15/12 (2)	5,615	6,032
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,710
Michigan Comprehensive Transp. Rev	5.000%	5/15/08 (4)	1,230	1,281
Michigan GO	5.250%	12/1/05	5,750	5,761
Michigan Hosp. Finance Auth. Rev (Ascension Health)	5.000%	5/1/12	10,000	10,554

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Muni. Bond Auth. Rev	5.000%	5/1/07	6,420	6,591
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.500%	10/1/06 (ETM)	7,575	7,743
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.250%	10/1/07	10,190	10,589
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.500%	10/1/07 (ETM)	9,405	9,811
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.250%	10/1/08	11,960	12,624
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,206
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/07 (1)	6,000	6,127
Michigan Trunk Line Rev	5.000%	10/1/06 (4)	1,000	1,017
Michigan Trunk Line Rev	5.000%	10/1/07 (4)	1,000	1,033
Michigan Trunk Line Rev	5.000%	9/1/12 (4)	13,015	13,971
Univ. of Michigan Univ. Rev	5.000%	4/1/08	2,705	2,815
Wayne Charter County MI Airport Rev	5.250%	12/1/06 (1)	6,620	6,759
Wayne Charter County MI Airport Rev (Detroit Metro. Wayne County)	5.250%	12/1/08 (3)	7,065	7,394
Western Township MI Sewage Disposal System Rev	5.250%	1/1/08 (1)	3,700	3,853
				232,030
Minnesota (0.6%)
Minnesota GO	5.500%	6/1/06	8,730	8,857
Minnesota GO	5.000%	8/1/07	20,000	20,637
Minnesota Public Fac. Water PCR	5.500%	3/1/09	4,500	4,804
Southern Minnesota Muni. Power Agency Power Supply System Rev	5.000%	1/1/09 (2)	5,000	5,244
				39,542
Mississippi (1.2%)
Madison County MS School Dist	5.000%	9/1/10 (3)	4,370	4,629
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/09	7,000	6,731
Mississippi GO	5.000%	10/1/06	10,160	10,321
Mississippi GO	5.750%	11/1/07	5,000	5,228
Mississippi GO	5.000%	10/1/09	5,770	6,065
Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,942
Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	11,831
Mississippi GO	5.250%	12/1/10	8,800	9,420
Mississippi Hosp. Equipment & Fac. Auth. Rev (Baptist Memorial Health) PUT	3.500%	10/1/06	21,000	20,994
				83,161

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (0.6%)
Missouri Health & Educ. Fac. Auth. Rev (SSM Health Care)	5.250%	6/1/06	10,230	10,350
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/09	5,700	6,005
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/11	11,500	12,297
Missouri Water Pollution Control GO	5.000%	10/1/08	11,350	11,911
				40,563
Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	20,500	21,351
Nebraska (0.9%)
Nebraska Public Power Dist. Rev	5.000%	1/1/07 (1)	9,000	9,191
Nebraska Public Power Dist. Rev	5.250%	1/1/08 (1)(Prere.)	15,870	16,686
Nebraska Public Power Dist. Rev	5.250%	1/1/09 (1)	4,130	4,334
Nebraska Public Power Dist. Rev	5.000%	1/1/10 (3)	11,635	12,310
Nebraska Public Power Dist. Rev	5.000%	1/1/11 (3)	3,560	3,791
Omaha NE Public Power Dist. Electric Rev	4.500%	2/1/08	14,655	15,046
				61,358
Nevada (2.9%)
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/07	4,410	4,538
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	13,475	13,856
Clark County NV School Dist. GO	5.250%	6/15/07 (4)	12,335	12,732
Clark County NV School Dist. GO	5.000%	6/1/08 (3)	30,735	32,008
Clark County NV School Dist. GO	5.000%	6/15/08 (1)	6,000	6,251
Clark County NV School Dist. GO	5.500%	6/15/08 (4)	33,555	35,380
Clark County NV School Dist. GO	4.000%	6/1/09 (3)	16,265	16,573
Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,956
Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,441
Clark County NV School Dist. GO	5.000%	6/15/13 (3)	16,050	17,186
Clark County NV School Dist. GO	5.000%	6/15/14 (3)	9,680	10,374
Clark County NV Water Redamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,175
1 Henderson NV Health Care Fac. Rev (Catholic Healthcare West)	5.000%	7/1/09	4,000	4,170
Nevada GO	5.000%	3/1/07 (Prere.)	4,625	4,783
Nevada GO	5.000%	3/1/08	375	387
Nevada GO	5.250%	5/15/08 (Prere.)	7,625	7,996
				199,806

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,740
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/07 (2)	6,950	6,905
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/09	22,000	21,552
New Hampshire GO	5.000%	11/1/08	6,000	6,290
				49,487
New Jersey (4.9%)
Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,804
New Jersey Building Auth. Rev	5.250%	12/15/06 (2)	5,000	5,120
New Jersey Econ. Dev. Auth. Rev (Chambers Cogeneration Limited Partnership) CP	2.700%	11/8/05 LOC	15,000	15,000
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	24,800	25,481
New Jersey Econ. Dev. Auth. Rev (School Fac. Construction)	5.000%	3/1/10	1,000	1,054
New Jersey Econ. Dev. Auth. Rev (School Fac. Construction)	5.000%	3/1/11	3,000	3,178
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/07	15,300	15,781
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08	16,085	16,793
New Jersey Environmental Infrastructure Trust	5.500%	9/1/07	5,960	6,207
New Jersey Environmental Infrastructure Trust	5.500%	9/1/08	6,280	6,653
New Jersey GO	5.000%	2/1/07	4,500	4,601
New Jersey GO	5.000%	7/15/07	10,000	10,299
New Jersey Highway Auth. Rev (Garden State Parkway)	6.200%	1/1/10 (2)(ETM)	20,000	21,667
New Jersey TRAN	4.000%	6/23/06	45,000	45,262
New Jersey Transit Corp. Capital GAN	5.750%	2/1/07 (2)	15,000	15,472
New Jersey Transp. Corp. COP	5.500%	9/15/07 (2)	4,735	4,930
New Jersey Transp. Corp. COP	5.500%	9/15/08 (2)	25,000	26,440
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/06	26,000	26,510
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/07 (ETM)	10,000	10,374
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/07	5,665	5,860
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/07	25,530	26,623
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/11 (3)	30,000	32,411
2 New Jersey Transp. Trust Fund Auth. Rev TOB VRDO	2.820%	11/7/05	2,594	2,594
Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,142
				335,256

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (1.4%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,200
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	7,970
Farmington NM PCR (Public Service-San Juan Project) PUT	2.100%	4/1/06	6,000	5,955
Farmington NM PCR (Public Service-San Juan Project) PUT	2.100%	4/1/06	13,000	12,896
New Mexico GO	5.000%	3/1/07	12,130	12,425
New Mexico GO	5.000%	9/1/07	9,515	9,825
New Mexico Highway Comm. Tax Rev	5.000%	6/15/07 (2)	2,500	2,571
New Mexico Highway Comm. Tax Rev	5.250%	6/15/07	7,540	7,780
New Mexico Highway Comm. Tax Rev	5.000%	6/15/08	9,335	9,738
New Mexico Severance Tax Rev	5.000%	7/1/07	6,800	7,000
New Mexico Severance Tax Rev	5.000%	7/1/10 (2)	2,000	2,126
New Mexico Severance Tax Rev	5.000%	7/1/11	1,000	1,066
New Mexico Severance Tax Rev	5.000%	7/1/11 (2)	2,000	2,138
New Mexico Severance Tax Rev	5.000%	7/1/12	1,550	1,664
				95,354
NewYork (8.0%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09 (4)	3,140	3,308
Long Island NY Power Auth. Electric System Rev	5.000%	6/1/06	10,000	10,117
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	9,700	10,153
New York City NY Cultural Resources Rev (American Museum of Natural History) ARS	3.100%	4/4/07 (1)	5,000	5,000
New York City NY GO	5.000%	8/1/08	25,535	26,659
New York City NY GO	5.250%	8/1/08	7,670	8,058
New York City NY GO	5.250%	8/1/08 (3)	10,000	10,515
New York City NY GO	5.250%	8/1/08	14,670	15,411
New York City NY GO	5.250%	8/1/08 (ETM)	1,780	1,876
New York City NY GO	5.000%	8/1/09	7,000	7,350
New York City NY GO	5.000%	8/1/09	14,700	15,435
New York City NY GO	5.250%	8/1/09	35,110	37,170
New York City NY GO	5.000%	6/1/10	8,000	8,434
New York City NY GO	5.000%	8/1/10	7,150	7,546
New York City NY GO	5.000%	3/1/11	6,000	6,338
New York City NY GO	5.250%	8/1/12	4,230	4,504
2 New York City NY GO TOB VRDO	2.820%	11/7/05	21,545	21,545
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/10 (3)	3,090	3,281
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/12 (3)	5,000	5,356

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.250%	6/15/06	30,000	30,414
New York City NY Transitional Finance Auth. Rev	5.500%	11/1/11	7,000	7,611
New York City NY Transitional Finance Auth. Rev Future Tax	5.000%	11/1/09	5,000	5,293
New York City NY Transitional Finance Auth. Rev Future Tax	5.000%	11/1/11	14,370	15,391
New York State Dormitory Auth. Rev	5.000%	8/15/09 (4)	1,900	1,997
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,629
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/08 (2)	8,300	8,140
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	14,650	14,439
New York State Environmental Fac. Corp. Rev (Clean Water & Drinking Revolving Funds)	5.000%	6/15/08	9,415	9,839
New York State GO	5.000%	4/15/09	2,900	3,049
New York State Housing Finance Agency Rev (Chelsea Apartments) VRDO	2.800%	11/7/05 LOC	20,000	20,000
New York State Power Auth. Rev	5.500%	11/15/07	13,565	14,185
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/07 (1)	4,000	4,117
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.000%	4/1/08 (1)(ETM)	6,000	6,252
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/08 (1)	3,730	3,903
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/08 (2)	13,220	13,832
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.000%	4/1/09 (1)(ETM)	4,000	4,217
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/10 (1)	2,500	2,679
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.000%	4/1/13 (3)	15,000	16,108
New York State Thruway Auth. Rev (Service Contract)	5.000%	4/1/07	21,370	21,913
New York State Thruway Auth. Rev (Service Contract)	5.000%	3/15/08	13,100	13,608
New York State Thruway Auth. Rev (Service Contract)	5.000%	4/1/08	23,480	24,405
New York State Thruway Auth. Rev (Service Contract)	5.500%	4/1/13	5,500	5,997
New York State Urban Dev. Corp. Rev (Correctional Fac.)	5.000%	1/1/06	5,000	5,016
New York State Urban Dev. Corp. Rev (Correctional Fac.)	5.000%	1/1/07	14,865	15,162

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Dev. Corp. Rev (Personal Income Tax)	5.000%	12/15/06	10,000	10,205
New York State Urban Dev. Corp. Rev (Service Contract)	5.000%	1/1/12	6,500	6,921
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/06	4,050	4,151
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/08	5,000	5,179
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/13	4,325	4,507
2 Tobacco Settlement Financing Corp. New York Rev TOB VRDO	2.820%	11/7/05	1,872	1,872
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/05	10,000	10,008
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/08	14,000	14,777
				543,872
North Carolina (1.7%)
Durham NC COP	5.000%	6/1/10	2,170	2,291
Durham NC COP	5.000%	6/1/11	1,080	1,144
Durham NC COP	5.000%	6/1/13	1,000	1,060
Durham NC GO	5.000%	2/1/08	5,340	5,550
Greensboro NC GO	5.000%	3/1/10	5,425	5,770
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/08 (1)	9,875	10,617
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/10	25,745	27,211
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/10	5,400	5,733
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/11	10,500	11,223
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/12	2,500	2,687
North Carolina GO	5.000%	3/1/08	5,000	5,203
North Carolina Muni. Power Agency Rev	8.000%	1/1/06 (2)	18,000	18,147
Wake County NC Public Improvement GO	4.500%	3/1/07	8,500	8,658
Wake County NC Public Improvement GO	5.000%	4/1/07	8,000	8,212
				113,506
Ohio (4.0%)
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,226
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,150
Cleveland OH Airport System Rev	5.500%	1/1/08 (4)	8,070	8,391
Kent State Univ. Ohio VRDO	2.780%	11/7/05 (1)	13,420	13,420
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.000%	10/1/06	5,000	5,076
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.250%	10/1/07	5,000	5,168
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.250%	10/1/08	6,945	7,265
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	5,000	4,981

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Building Auth. Rev (Administration Building Fund)	5.000%	10/1/09 (1)	11,580	12,241
Ohio Building Auth. Rev (Administration Building Fund)	5.000%	10/1/09 (1)	11,680	12,346
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,274
Ohio Common Schools GO	5.000%	3/15/07	3,370	3,453
Ohio Common Schools GO	4.000%	9/15/07	7,920	8,037
Ohio Common Schools GO	5.000%	3/15/08	3,195	3,320
Ohio Common Schools PUT	2.450%	9/14/07	10,000	9,814
Ohio GO	0.000%	9/1/07	5,000	4,713
Ohio GO	5.000%	3/15/08	3,000	3,118
Ohio GO	5.000%	8/1/08	14,800	15,458
Ohio Higher Educ. Capital Fac. Rev	5.750%	5/1/07	6,930	7,191
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/07	24,500	25,633
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/08	18,440	19,616
Ohio Higher Educ. Fac. Comm. Rev (Kenyon College) VRDO	2.750%	11/7/05	1,500	1,500
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,744
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,775
Ohio Highway Capital Improvements Rev	5.500%	5/1/06	22,500	22,785
Ohio Highway Capital Improvements Rev	5.000%	5/1/07	5,000	5,138
Ohio Highway Capital Improvements Rev	5.000%	5/1/07	5,590	5,742
Ohio Highway Capital Improvements Rev	5.000%	5/1/08	4,000	4,167
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/32	3,060	3,139
Ohio Infrastructure Improvement GO	5.250%	8/1/06	3,995	4,060
Ohio Infrastructure Improvement GO	5.250%	8/1/06	3,780	3,841
Ohio Infrastructure Improvement GO	5.000%	3/1/10	4,000	4,240
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/08	6,225	6,491
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/08	5,475	5,709
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10 (1)	7,140	7,602
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (1)	3,800	4,063
Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,873
				271,760
Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev	5.750%	6/1/06 (4)	18,250	18,540
Grand River Dam Auth. Oklahoma Rev	5.000%	6/1/12 (4)	3,500	3,756
Oklahoma County OK GO	5.000%	2/1/07 (3)	5,700	5,828
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/06 (2)	6,450	6,472
Tulsa County OK Ind. Auth. Rev	5.000%	7/1/06 (2)	6,450	6,534
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/07 (2)	6,450	6,590

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/07	6,610	6,783
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/08	5,000	5,195
				59,698
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.500%	5/1/07	6,000	6,184
Oregon State Dept. Administrative Services	5.000%	9/1/07 (4)	10,900	11,253
				17,437
Pennsylvania (2.6%)
Allegheny County PA Hosp. Dev. Auth. Rev (Univ. of Pittsburgh)	5.500%	6/15/07	3,000	3,096
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.000%	7/1/08	4,365	4,542
Erie PA Higher Educ. Building Auth. Rev (Gannon Univ.) PUT	2.250%	1/15/07 LOC	4,200	4,124
Pennsylvania GO	5.000%	2/1/07	7,260	7,424
Pennsylvania GO	5.000%	2/1/08	7,930	8,227
Pennsylvania GO	5.000%	8/1/08 (Prere.)	6,210	6,551
Pennsylvania GO	5.000%	7/1/09	7,570	7,981
Pennsylvania GO	5.000%	7/1/09	8,135	8,577
Pennsylvania GO	5.250%	2/1/11 (1)	6,500	7,010
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	4.000%	8/15/06	1,900	1,909
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.000%	8/15/07	2,000	2,051
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.000%	8/15/08	2,500	2,588
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,267
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/06 (3)	26,400	26,724
Pennsylvania State Univ. Rev	5.000%	3/1/08	8,025	8,337
Philadelphia PA Gas Works Rev	5.250%	7/1/07 (4)	4,525	4,667
Philadelphia PA Gas Works Rev	5.250%	7/1/09 (4)	8,885	9,412
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	18,250	18,738
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.000%	7/1/06 (3)	3,700	3,743
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/07 (3)	3,905	4,029
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/09 (3)	4,085	4,314
Pittsburgh PA GO	5.000%	9/1/09 (1)	14,465	15,182
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	5,000	5,000

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	800	800
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,637
York County PA Solid Waste & Refuse Auth. Rev	5.250%	12/1/08 (3)	2,485	2,626
				176,556
Puerto Rico (1.8%)
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	486
Puerto Rico GO	5.000%	7/1/09	3,595	3,762
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,689
Puerto Rico Govt. Dev. Bank CP	3.100%	12/15/05	13,814	13,820
Puerto Rico Govt. Dev. Bank CP	3.150%	12/20/05	19,472	19,480
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	8,272	8,275
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	4,523	4,525
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/07 (ETM)	2,215	2,282
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/07	12,785	13,132
Puerto Rico Infrastructure Financing Auth Special Tax Rev	5.500%	7/1/11 (2)	5,550	6,101
Puerto Rico Infrastructure Financing Auth Special Tax Rev	5.500%	7/1/12 (2)	3,000	3,324
Puerto Rico Public Buildings Auth Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,270
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,817
				122,963
Rhode Island (0.4%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/06	5,000	5,058
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/07	5,000	5,139
Rhode Island Housing & Mortgage Finance Corp. Rev	2.250%	3/15/07	3,615	3,553
Rhode Island Housing & Mortgage Finance Corp. Rev	2.500%	3/15/07	4,945	4,865
Rhode Island State & Providence Plantations GO	5.000%	8/1/08 (1)	3,795	3,964
Rhode Island State & Providence Plantations GO	5.000%	11/1/08 (3)	3,545	3,715
				26,294
South Carolina (0.8%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/08	1,745	1,823
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/09	2,245	2,365
South Carolina GO	5.750%	1/1/06	5,000	5,024
South Carolina GO	5.500%	4/1/08	14,515	15,289
South Carolina Jobs Econ. Dev. Auth. Hosp Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/05 (ETM)	3,500	3,518

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina Jobs Econ. Dev. Auth. Hosp Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/06 (ETM)	2,640	2,745
South Carolina Jobs Econ. Dev. Auth. Hosp Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/07 (ETM)	5,265	5,670
South Carolina Public Service Auth. Rev	5.000%	1/1/07	5,000	5,101
South Carolina Transp. Infrastructure Rev	5.750%	10/1/09 (1)(Prere.)	10,790	11,819
				53,354
South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev (Sioux Valley Hosp. & Health System) PUT	4.850%	5/1/06	15,000	15,112
Tennessee (2.5%)
Knox County TN GO
Memphis TN Electric System Rev	5.000%	12/1/05	16,465	16,493
Memphis TN Electric System Rev	5.000%	12/1/06	10,770	10,980
Memphis TN Electric System Rev	5.000%	12/1/07 (4)	13,875	14,369
Memphis TN Electric System Rev	5.000%	12/1/08 (4)	58,050	60,838
Memphis TN GO	4.000%	10/1/06	4,200	4,234
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/06	1,380	1,408
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/06	8,620	8,795
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	4,380	4,550
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	16,090	16,716
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	1,075	1,126
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	3,925	4,111
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	14,000	14,767
Shelby County TN GO	5.000%	4/1/08	4,550	4,731
Shelby County TN GO	5.000%	4/1/11 (2)	5,000	5,335
				171,895
Texas (9.1%)
Austin TX Combined Util. System Rev	5.375%	11/15/05	4,820	4,824
Austin TX Public Improvement GO	5.250%	9/1/09	7,545	7,856
Austin TX Water & Wastewater System Rev	5.250%	11/15/05 (2)	10,000	10,009
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/06	20,000	20,201
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/11	5,695	6,018
Brazos River TX Harbor Navigation Dist Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.750%	5/15/07	11,050	11,282
Brazos River TX Harbor Navigation Dist Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/08	9,000	9,286

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Central Texas Higher Educ. Auth	5.500%	12/1/05	5,000	5,009
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/06 (2)	1,750	1,756
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/07 (2)	2,500	2,552
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/08 (2)	2,975	3,079
Conroe TX Independent School Dist. PUT	5.000%	8/15/08	14,355	15,112
Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse PUT	4.500%	8/15/06	10,000	10,098
Cypress-Fairbanks TX Independent School Dist Unlimited Tax Schoolhouse PUT	5.000%	8/15/07	12,750	13,113
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/06 (3)	2,150	2,194
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/07 (3)	3,000	3,109
El Paso TX GO	5.500%	8/15/07 (4)	6,860	7,129
El Paso TX GO	5.500%	8/15/08 (4)	2,465	2,605
El Paso TX Independent School Dist. GO	5.375%	8/15/08	5,000	5,267
Fort Worth TX GO	5.000%	3/1/06	1,250	1,258
Fort Worth TX GO	5.000%	3/1/07	2,500	2,558
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,422
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,703
Garland TX Independent School Dist	5.000%	2/15/12	4,210	4,488
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,335
Harris County TX GO	0.000%	8/15/07 (3)	3,000	2,829
Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.)	5.250%	2/15/07	3,000	3,064
Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.)	5.250%	2/15/08	2,500	2,586
Harris County TX Toll Road Rev	6.000%	8/1/09 (3)	4,750	5,168
Houston TX Airport System Rev	6.000%	7/1/08 (4)	6,385	6,748
Houston TX GO	5.000%	3/1/06 (1)(ETM)	5,745	5,784
Houston TX GO	5.000%	3/1/06 (1)	4,255	4,283
Houston TX GO	5.500%	3/1/07	11,205	11,539
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,843
Houston TX Independent School Dist. GO	0.000%	2/15/06 (ETM)	3,280	3,252
Houston TX Independent School Dist. GO	0.000%	2/15/06	720	714
Houston TX Util. System Rev	5.250%	11/15/11 (4)	4,425	4,780
Houston TX Util. System Rev	5.000%	11/15/12 (4)	4,270	4,570
Houston TX Water & Sewer System Rev	6.200%	12/1/05 (1)(Prere.)	9,075	9,100
Houston TX Water & Sewer System Rev	0.000%	12/1/06 (2)	5,000	4,830
Houston TX Water & Sewer System Rev	5.500%	12/1/07 (4)(ETM)	12,500	13,087
Klein TX Independent School Dist Unlimited Tax Schoolhouse	5.000%	8/1/11	2,050	2,183
Lower Colorado River Auth. Texas Rev	6.000%	5/15/07 (4)	3,000	3,124

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	4.550%	11/1/06	38,970	39,270
North East TX Independent School Dist. GO	6.500%	10/1/06	4,350	4,481
North East TX Independent School Dist. GO	5.000%	8/1/08	7,810	8,145
North Texas Tollway Auth (Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (2)	5,000	5,194
North Texas Tollway Auth (Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (4)	6,000	6,233
Northside TX Independent School Dist. PUT	3.600%	8/1/09	12,100	12,099
Northside TX Independent School Dist. PUT	3.700%	8/1/10	10,000	9,893
Plano TX GO	5.250%	9/1/06	5,030	5,118
Round Rock TX Independent School Dist. GO	0.000%	8/15/09 (1)	6,750	5,876
San Antonio TX Electric & Gas Rev	5.000%	2/1/08	14,000	14,506
San Antonio TX Electric & Gas Rev	5.250%	2/1/08	2,045	2,130
San Antonio TX Electric & Gas Rev	5.250%	2/1/08	10,000	10,415
San Antonio TX Electric & Gas Rev	5.000%	2/1/09	7,400	7,752
San Antonio TX Electric & Gas Rev	5.250%	2/1/11	4,350	4,668
San Antonio TX GO	5.000%	2/1/07	4,545	4,645
San Antonio TX GO	5.000%	2/1/08	1,815	1,881
San Antonio TX GO	6.000%	8/1/08	2,145	2,293
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08 (2)	10,000	10,424
Spring Branch TX Independent School Dist. GO	0.000%	2/1/06	5,710	5,668
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,203
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	3,882
Spring TX Independent School Dist
Schoolhouse GO PUT	5.000%	8/15/08 (4)	10,000	10,381
Texas A & M Univ. Rev. Financing System	5.000%	5/15/07	4,925	5,056
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,479
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,139
Texas Dept. of Housing & Community Affairs Single Mortgage Rev	5.350%	3/1/33 (1)	8,765	9,052
Texas GO Public Finance Auth	5.500%	10/1/06	4,000	4,086
Texas GO Public Finance Auth	5.750%	10/1/06 (Prere.)	15,855	16,247
Texas GO Public Finance Auth	5.250%	10/1/07	15,240	15,813
Texas Public Building Auth. Building Rev Capital Appreciation	0.000%	8/1/07 (1)(ETM)	10,000	9,439
Texas TRAN	4.500%	8/31/06	50,000	50,562
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/07	1,765	1,785
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/08	3,000	3,117
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09	1,415	1,486
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/07	7,675	7,885

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/08	36,300	37,776
Univ. of Houston TX Rev	5.250%	2/15/08 (4)	5,435	5,664
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/07	5,000	5,155
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/09	2,610	2,752
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/09	2,500	2,636
				625,033
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/07 (4)	5,000	5,146
Salt Lake County UT GO	5.500%	12/15/07	5,870	6,151
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,710
Utah County UT Hosp. Rev (Intermountain Health Care Health Services)	5.000%	5/15/06	2,000	2,020
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/11 (4)	6,000	4,849
				27,876
Vermont (0.1%)
Vermont GO	5.000%	2/1/08	4,855	5,044
Virginia (1.8%)
Loudoun County VA GO	5.250%	11/1/08	4,410	4,662
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/08	10,885	11,295
Virginia Commonwealth Transp Board Federal Highway Rev	5.500%	10/1/06	18,500	18,904
Virginia Commonwealth Transp Board Federal Highway Rev	5.750%	10/1/07	8,150	8,538
Virginia Commonwealth Transp Board Federal Highway Rev	5.000%	10/1/08	15,160	15,875
Virginia GO	5.000%	6/1/07	9,720	10,007
1 Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/06	10,000	10,000
Virginia Public Building Auth. Rev	5.000%	8/1/09	7,040	7,431
Virginia Public School Auth. Rev	5.250%	8/1/07	5,185	5,368
Virginia Public School Auth. Rev	5.000%	8/1/08	4,075	4,257
Virginia Public School Auth. Rev	5.250%	8/1/08	6,950	7,306
Virginia Public School Auth. Rev	5.000%	8/1/09	2,000	2,111
Virginia Public School Auth. Rev	5.000%	8/1/09	2,720	2,871
Virginia Public School Auth. Rev	5.000%	8/1/10	2,500	2,662
Virginia Public School Auth. Rev	5.000%	8/1/10	2,865	3,051
Virginia Public School Auth. Rev	5.000%	8/1/11	1,500	1,605
Virginia Public School Educ. Technology Notes	5.000%	4/15/06	10,965	11,065
				127,008

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (2.2%)
Douglas County WA Public Util. Dist. No. 1 Rev (Wells Hydroelectric Project)	5.000%	9/1/07 (1)	2,665	2,749
Douglas County WA Public Util. Dist. No. 1 Rev (Wells Hydroelectric Project)	5.000%	9/1/08 (1)	1,250	1,305
King County WA GO	5.000%	6/1/07	10,000	10,278
King County WA Sewer Rev	5.000%	1/1/07 (4)	5,000	5,104
King County WA Sewer Rev	5.250%	1/1/08 (4)	5,000	5,202
Port of Seattle WA GO	5.000%	11/1/07 (4)	9,955	10,279
Port of Seattle WA GO	5.000%	11/1/08 (4)	6,055	6,317
Port of Seattle WA GO	5.000%	11/1/08 (4)	10,455	10,907
Port of Seattle WA Rev	5.250%	9/1/07 (3)	3,000	3,096
Port of Seattle WA Rev	5.500%	9/1/08 (3)	3,815	4,004
Port of Seattle WA Rev	5.000%	3/1/11 (4)	8,275	8,803
Port of Seattle WA Rev	5.000%	3/1/12 (4)	5,000	5,340
Seattle WA GO	5.000%	7/1/07	5,315	5,470
Seattle WA Muni. Light & Power Rev	4.000%	12/1/06 (4)	5,000	5,047
Seattle WA Water System Rev	4.500%	9/1/07 (1)	6,625	6,776
Spokane WA Regional Solid Wastebr>Management System Rev	6.500%	1/1/07 (2)	8,650	8,961
Washington GO	5.500%	9/1/07	13,130	13,659
Washington GO	6.250%	9/1/07	4,285	4,513
Washington GO	5.500%	9/1/08 (4)	4,650	4,922
Washington GO	5.750%	9/1/08	4,000	4,258
Washington GO	6.250%	9/1/08	3,725	4,013
Washington GO	5.000%	7/1/09	5,520	5,808
Washington GO	5.000%	7/1/12 (2)	11,530	12,359
				149,170
West Virginia (0.3%)
West Virginia GO	0.000%	11/1/05 (3)	3,850	3,850
West Virginia GO	0.000%	11/1/06 (3)	6,850	6,641
West Virginia GO	5.500%	6/1/07 (4)	5,000	5,180
West Virginia GO	5.500%	6/1/08 (4)	3,000	3,164
				18,835
Wisconsin (1.3%)
Milwaukee WI GO	6.000%	2/1/06	6,675	6,725
Milwaukee WI GO	5.000%	8/1/08	2,525	2,635
Wisconsin GO	4.000%	5/1/06 (1)	16,820	16,904
Wisconsin GO	6.125%	11/1/06	7,210	7,422
Wisconsin GO	5.000%	5/1/07 (3)	6,200	6,364

Limited-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin GO	5.000%	5/1/08	8,055	8,380
Wisconsin GO	5.000%	5/1/09	13,745	14,452
Wisconsin GO	5.000%	5/1/12 (1)	15,775	16,913
Wisconsin Health & Educ. Fac. Auth. Rev (Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,340
Wisconsin Transp. Rev	5.000%	7/1/08 (3)	8,750	9,124
				92,259
Total Municipal Bonds (Cost $6,585,496)				6,546,368
			Shares
Temporary Cash Investment (3.9%)
4 Vanguard Municipal Cash Management Fund, 2.627% (Cost $263,059)			263,058,522	263,059
Total Investments (99.7%) (Cost $6,848,555)				6,809,427
Other Assets and Liabilities (0.3%) Other Assets—Note B				100,957
Liabilities				(78,785)
				22,172
Net Assets (100%)				6,831,599

Limited-TermTax-Exempt Fund
At October 31, 2005, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	6,929,256

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(59,332)

Unrealized Appreciation (Depreciation)
Investment Securities	(39,128)

Futures Contracts	803

Net Assets	6,831,599

Investor Shares-Net Assets

Applicable to 219,560,446 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,351,041

Net asset value per share-Investor Shares	$10.71

Admiral Shares-Net Assets

Applicable to 418,433,252 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,480,558

Net asset value per share-Admiral Shares	$10.71

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2005.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $39,277,000.
3	Securities with a value of $1,607,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (92.8%)
Alabama (0.3%)
Alabama GO	5.250%	6/1/12	5,105	5,512
Alabama GO	5.250%	6/1/13	5,105	5,512
Alabama GO	5.250%	6/1/14	5,155	5,566
Alabama GO	5.250%	6/1/15	3,455	3,703
Courtland AL Dev. Board Pollution Control Rev (International Paper Co.)	5.000%	6/1/25	5,000	4,938
Jefferson County AL Sewer Rev (Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,148
				41,379
Alaska (0.2%)
Anchorage AK Electric Rev	8.000%	12/1/11 (1)	5,395	6,607
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	6,000	6,546
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	6,684
				19,837
Arizona (1.3%)
Arizona School Fac. Board Rev (State School Improvement)	5.500%	7/1/11 (Prere.)	11,030	12,077
Arizona School Fac. Board Rev (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,475
Arizona School Fac. Board Rev (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	6,022
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,676
Arizona Transp. Board Highway Rev	6.000%	7/1/10	25,000	27,645
Arizona Transp. Board Highway Rev	5.250%	7/1/18	4,000	4,299
Arizona Transp. Board Highway Rev	5.250%	7/1/19	4,110	4,409
Arizona Transp. Board Highway Rev	5.000%	7/1/22	8,630	9,044
Arizona Transp. Board Highway Rev	5.000%	7/1/23	8,180	8,548
Arizona Transp. Board Highway Rev	5.000%	7/1/24	2,000	2,086
Maricopa County AZ Rev. (Samaritan Health Service)	7.150%	12/1/05 (1)(ETM)	1,385	1,390
Maricopa County AZ USD	0.000%	1/1/07 (3)	6,000	5,784
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/09 (4)	4,795	5,054
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/10 (4)	2,500	2,623
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/11 (4)	3,000	3,148
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/12 (3)	9,645	10,435
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/13 (3)	5,000	5,410
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/14 (3)	6,820	7,379

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phoenix AZ Civic Improvement Corp. Water System Rev	5.950%	7/1/06 (Prere.)	6,600	6,727
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/14 (3)	4,215	4,624
Phoenix AZ GO	7.500%	7/1/08	5,000	5,520
Phoenix AZ Highway Rev. GO	9.250%	7/1/07	4,000	4,382
Tucson AZ GO	7.375%	7/1/13	4,500	5,507
Tucson AZ USD	7.500%	7/1/06 (3)	8,840	9,094
				167,358
California (11.3%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/30 (2)	19,665	5,600
California Dept. of Veteran Affairs Rev	5.450%	12/1/19 (2)	2,000	2,003
California GO	11.000%	3/1/06	13,185	13,527
California GO	5.700%	8/1/07	1,000	1,016
California GO	5.750%	8/1/08 (3)	855	869
California GO	6.300%	9/1/10	4,000	4,469
California GO	5.000%	5/1/13	37,835	40,374
California GO	5.250%	10/1/13 (1)	6,115	6,699
California GO	5.250%	2/1/14	20,000	21,605
California GO	5.250%	11/1/14	10,000	10,804
California GO	5.000%	3/1/15	11,910	12,672
California GO	5.250%	11/1/15	10,225	10,986
California GO	6.000%	4/1/18	11,980	13,773
California GO	5.000%	12/1/18	8,665	9,084
California GO	5.125%	11/1/23	7,000	7,301
California Health Fac. Finance Auth. Rev (Catholic Healthcare West)	6.250%	7/1/06 (1)	5,000	5,105
California Health Fac. Finance Auth. Rev (Catholic Healthcare West)	6.250%	7/1/07 (1)	5,290	5,498
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,297
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,230
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,290
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,331
California PCR Financing Auth. Rev (Southern California Edison Co.) PUT	2.000%	3/1/06	31,000	30,802
California Public Works Board Lease Rev (Dept. of Corrections)	6.000%	1/1/08 (2)	14,865	15,235
California Public Works Board Lease Rev (Dept. of Corrections)	5.375%	11/1/11	6,500	6,746

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Public Works Board Lease Rev (Dept. of Corrections)	5.375%	11/1/12	7,990	8,293
California Public Works Board Lease Rev (Dept. of Corrections)	5.500%	1/1/15 (2)	5,000	5,119
California Public Works Board Lease Rev (State Archives)	5.375%	12/1/09	4,555	4,734
California Public Works Board Lease Rev (State Archives)	5.375%	12/1/10	6,635	6,896
California Public Works Board Lease Rev (State Archives)	5.375%	12/1/12	7,895	8,205
California Public Works Board Lease Rev (Univ. of California)	6.100%	12/1/05 (2)	6,515	6,532
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/14	8,370	8,982
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/15	10,105	10,817
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/16	8,750	9,303
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/17	7,085	7,491
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/18	6,500	6,847
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/19	11,820	12,403
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/20	10,000	10,454
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/21	15,230	15,873
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/22	15,985	16,610
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/23	11,465	11,886
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/24	10,000	10,344
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/25	7,500	7,740
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/26	7,500	7,735
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/12 (1)	8,000	8,825
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/13	20,000	22,456
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/14 (2)	10,000	11,024
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/15 (2)	61,875	68,276

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/15	15,000	16,959
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/16 (2)	77,880	86,008
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/18 (2)	37,000	39,922
California State Econ. Recovery Bonds	5.000%	7/1/15	93,700	100,999
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,531
California Statewide Community Dev. Auth. Rev (Catholic Healthcare West)	6.000%	7/1/09	2,440	2,537
California Statewide Community Dev. Auth. Rev (Irvine Apartments) PUT	4.900%	5/15/08	73,000	74,845
California Statewide Community Dev. Auth. Rev (Irvine Apartments) PUT	5.100%	5/17/10	8,750	9,065
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	2.625%	5/1/08	30,000	29,140
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	4.700%	6/1/09	55,000	56,894
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	22,741
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/05	45,000	45,168
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/11 (1)	5,660	5,993
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/17 (1)	8,110	8,705
Fresno CA Sewer Rev	6.250%	9/1/14 (2)	12,000	14,106
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,720
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	41,012
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,429
Long Beach CA Harbor Rev	5.750%	5/15/13	7,630	8,271
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/15	20,000	21,439
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/11 (2)	5,865	6,326
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/12 (2)	6,190	6,693
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/13 (2)	6,535	7,073
Los Angeles CA USD GO	5.250%	7/1/20 (4)	10,105	10,883
Los Angeles County CA Transp. Comm Sales Tax Rev	6.500%	7/1/10 (4)	51,070	57,775
Northern California Power Agency (Hydroelectric Project)	6.200%	7/1/06 (1)	5,940	6,066
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/07 (1)	6,685	7,022
Port of Oakland CA Rev	5.250%	11/1/06 (3)	6,700	6,836
Saddleback CA Valley USD	5.000%	8/1/23 (4)	5,460	5,699
San Bernardino County CA Medical Center COP	7.000%	8/1/08 (1)	9,045	9,928
San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	10,926

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	12,115
San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,531
San Diego CA USD GO	5.500%	7/1/25 (4)	14,680	16,769
San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	27,440
San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	20,260
San Francisco CA City & County International Airport Rev	5.500%	5/1/11 (1)	4,215	4,533
San Francisco CA City & County International Airport Rev	5.500%	5/1/12 (1)	4,930	5,264
San Francisco CA City & County International Airport Rev	5.500%	5/1/13 (1)	5,115	5,429
San Francisco CA City & County
International Airport Rev	5.500%	5/1/14 (1)	5,565	5,961
San Francisco CA City & County International Airport Rev	5.500%	5/1/15 (1)	5,880	6,255
San Francisco CA City & County International Airport Rev	5.500%	5/1/16 (1)	6,215	6,611
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/06 (1)	500	516
Univ. of California Rev	5.000%	5/15/33 (2)	20,000	20,504
				1,435,060
Colorado (3.3%)
Colorado Dept. of Transp. Rev	6.000%	6/15/10 (2)(Prere.)	10,000	11,084
Colorado Dept. of Transp. Rev	6.000%	6/15/10 (2)(Prere.)	18,935	20,988
Colorado Dept. of Transp. Rev	6.000%	6/15/10 (2)(Prere.)	10,000	11,084
Colorado Dept. of Transp. Rev	6.000%	6/15/10 (2)(Prere.)	20,000	22,169
1 Colorado Dept. of Transp. Rev	5.500%	6/15/11 (1)(Prere.)	25,185	27,771
Colorado Dept. of Transp. Rev	5.500%	6/15/11 (1)(Prere.)	20,795	22,930
Colorado Dept. of Transp. Rev	5.500%	6/15/11 (1)(Prere.)	6,185	6,820
Colorado Dept. of Transp. Rev	5.375%	6/15/12 (Prere.)	8,500	9,372
Colorado Dept. of Transp. Rev	5.500%	6/15/12 (1)	11,780	13,002
Colorado Dept. of Transp. Rev	5.500%	6/15/13 (1)	14,500	16,071
Colorado Health Fac. Auth. Rev (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,721
Colorado Health Fac. Auth. Rev (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	6,068
Colorado Health Fac. Auth. Rev (Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	3,114
Colorado Health Fac. Auth. Rev (Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,830
Colorado Health Fac. Auth. Rev (Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,585
Colorado Springs CO Util. System Rev	5.000%	11/15/09	5,000	5,281
Colorado Springs CO Util. System Rev	5.375%	11/15/12	12,620	13,732

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado Springs CO Util. System Rev	5.375%	11/15/14	12,745	13,833
Denver CO City & County Airport Rev	5.500%	11/15/10 (3)	10,000	10,722
Denver CO City & County Airport Rev	5.500%	11/15/11 (3)	15,070	16,230
Denver CO City & County Airport Rev	6.000%	11/15/11 (2)	14,895	16,285
Denver CO City & County Airport Rev	5.625%	11/15/12 (3)	6,000	6,448
Denver CO City & County Airport Rev	6.000%	11/15/12 (2)	10,460	11,470
Denver CO City & County Airport Rev	5.500%	11/15/13 (3)	15,085	16,020
Denver CO City & County Airport Rev	5.500%	11/15/14 (3)	35,820	37,889
Denver CO City & County Airport Rev	5.500%	11/15/15 (3)	23,520	25,110
Denver CO City & County Airport Rev	5.500%	11/15/16 (3)	10,000	10,665
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/10 (1)(Prere.)	8,100	6,093
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/11 (1)	8,000	6,328
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/11 (1)(ETM)	6,600	5,241
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/17 (1)	24,490	14,138
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/19 (1)	15,100	7,845
Northern Colorado Water Conservation Dist. Rev	6.350%	12/1/07 (2)	4,155	4,373
Univ. of Colorado Enterprise System Rev	5.000%	6/1/21 (3)	6,605	6,954
				416,266
Connecticut (1.7%)
Connecticut GO	5.300%	11/15/06	1,290	1,292
Connecticut GO	5.400%	11/15/07	685	686
Connecticut GO	5.000%	4/15/08	4,510	4,692
Connecticut GO	5.250%	6/15/08	7,000	7,344
Connecticut GO	5.000%	4/15/09	6,810	7,164
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,662
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,409
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	27,223
Connecticut GO	5.500%	12/15/11 (1)	9,000	9,928
Connecticut GO	5.125%	11/15/13	5,675	6,109
Connecticut GO	5.125%	11/15/13	19,000	20,452
Connecticut GO	5.500%	12/15/13	4,705	5,222
Connecticut GO	5.500%	12/15/14	8,700	9,711
Connecticut GO	5.000%	6/1/17 (1)	25,000	26,632
Connecticut GO	5.000%	12/1/17 (1)	35,000	37,285
Connecticut Special Tax Obligation Rev (Transp. Infrastructure)	7.125%	6/1/10	12,000	13,640
Connecticut Special Tax Obligation Rev (Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,684
Connecticut State Health & Educ. Fac. Auth (Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,774
				217,909

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (1.2%)
District of Columbia GO	5.500%	6/1/06 (4)	6,205	6,292
District of Columbia GO	5.500%	6/1/07 (4)(ETM)	1,265	1,311
District of Columbia GO	5.500%	6/1/07 (4)	2,195	2,271
District of Columbia GO	5.750%	6/1/07 (2)	340	341
District of Columbia GO	5.200%	6/1/08 (2)	4,390	4,590
District of Columbia GO	5.250%	6/1/08 (1)	7,855	8,221
District of Columbia GO	5.250%	6/1/08 (1)(ETM)	2,145	2,251
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,275	1,346
District of Columbia GO	5.500%	6/1/08 (4)	3,725	3,921
District of Columbia GO	5.500%	6/1/08 (2)	10,000	10,527
District of Columbia GO	5.300%	6/1/09 (2)	4,600	4,829
District of Columbia GO	5.500%	6/1/09 (4)(Prere.)	1,890	2,042
District of Columbia GO	5.500%	6/1/10 (4)	15,000	16,196
District of Columbia GO	5.500%	6/1/10 (2)	10,490	11,326
District of Columbia GO	5.750%	6/1/10 (1)	15,465	16,860
District of Columbia GO	5.375%	6/1/11 (2)	5,255	5,517
District of Columbia GO	6.000%	6/1/11 (1)	6,550	7,284
District of Columbia GO	5.500%	6/1/12 (4)	4,630	4,957
District of Columbia GO	0.000%	6/1/13 (1)	10,945	7,958
District of Columbia GO	5.500%	6/1/13 (2)	5,750	6,048
District of Columbia GO	0.000%	6/1/14 (1)	16,650	11,457
District of Columbia Hosp. Rev (Medlantic Health Group)	6.000%	8/15/07 (1)(ETM)	2,985	3,126
District of Columbia Hosp. Rev (Medlantic Health Group)	6.000%	8/15/08 (1)(ETM)	3,160	3,379
District of Columbia Hosp. Rev (Medlantic Health Group)	6.000%	8/15/10 (1)(ETM)	2,555	2,815
District of Columbia Hosp. Rev (Medlantic Health Group)	6.000%	8/15/12 (1)(ETM)	2,995	3,366
				148,231
Florida (4.0%)
Broward County FL Resource Recovery Rev (Wheelabrator Series A)	5.375%	12/1/09	15,885	16,827
Broward County FL Resource Recovery Rev (Wheelabrator-South)	5.375%	12/1/09	2,000	2,119
Broward County FL Resource Recovery Rev (Wheelabrator-South)	5.375%	12/1/10	21,330	22,505
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,447
Dade County FL School Board COP	5.375%	5/1/06 (2)(Prere.)	4,775	4,880
Florida Board of Educ. Capital Outlay	6.000%	6/1/06	6,605	6,717
Florida Board of Educ. Capital Outlay	5.250%	1/1/08 (Prere.)	15,775	16,593

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	5,000	5,211
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	5,042
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,205
Florida Board of Educ. Public Educ	5.250%	6/1/13 (4)	17,825	19,403
Florida Board of Educ. Public Educ	5.375%	6/1/13	6,820	7,473
Florida Board of Educ. Public Educ	5.000%	6/1/14	5,040	5,436
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (3)	5,800	6,121
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (3)	10,840	11,440
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (3)	11,410	12,042
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (3)	7,150	7,786
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,931
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (3)	7,860	8,674
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,474
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (3)	3,700	4,019
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	10,945
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (3)	5,000	5,398
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (3)	6,000	6,529
Florida Dept. of Environmental Protection &
Preservation Rev	5.000%	7/1/09 (4)	18,580	19,596
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/09 (1)	14,330	15,113
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/10 (3)	3,615	3,961
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/13 (1)	7,645	8,381
Florida Dept. of Environmental Protection & Preservation Rev	5.500%	7/1/13 (4)	11,920	13,239
Florida Dept. of Transp	5.250%	7/1/15	4,000	4,257
Florida Division Board Financial Dept. of General Services Systems Rev (Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	13,006
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,292
Florida Turnpike Auth. Rev	5.250%	7/1/11 (3)	2,185	2,306
Florida Turnpike Auth. Rev	5.250%	7/1/11 (4)	5,000	5,411
Florida Turnpike Auth. Rev	5.000%	7/1/16 (4)	10,000	10,665
Florida Turnpike Auth. Rev	5.000%	7/1/19 (2)	4,425	4,707
Florida Turnpike Auth. Rev	5.000%	7/1/20 (2)	4,645	4,925
Florida Turnpike Auth. Rev	5.000%	7/1/25 (2)	5,885	6,167
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/11 (3)	10,415	10,970
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/20	1,000	1,025

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/20	1,000	1,025
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/21	1,000	1,025
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/21	1,100	1,127
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/22	1,000	1,022
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/22	1,000	1,022
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/23	500	510
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/23	1,500	1,531
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/27	10,000	10,086
Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,856
Hillsborough County FL Util. Rev	5.500%	8/1/13 (2)	10,000	11,112
Jacksonville FL Sales Taxes Rev	5.500%	10/1/13 (3)	3,045	3,386
Lakeland FL Electric & Water Rev	6.050%	10/1/12 (4)	10,000	11,370
Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,960
Miami-Dade County FL School Board COP	5.250%	8/1/10 (2)	12,140	12,806
Orange County FL Tourist Dev. Rev	5.000%	10/1/27 (2)	12,630	13,151
Orange County FL Tourist Dev. Rev	5.000%	10/1/28 (2)	13,125	13,645
Orlando & Orange County FL Expressway Auth	5.000%	7/1/08 (2)	11,745	12,247
Orlando & Orange County FL Expressway Auth	5.250%	7/1/14 (2)	4,000	4,346
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/13	10,000	10,951
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/14	5,000	5,496
Palm Beach County FL School Board COP	6.000%	8/1/06 (2)	6,480	6,618
Tallahassee FL Health Fac. Rev (Tallahassee Memorial Healthcare, Inc.)	6.250%	12/1/20	10,000	10,708
Tampa FL Health System Rev (Catholic Healthcare East)	5.250%	11/15/11 (1)	3,000	3,204
Tampa-Hillsborough County FL Expressway Auth. Rev	5.000%	7/1/24 (2)	15,350	16,086
				509,528
Georgia (3.0%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/10 (1)	42,225	33,454
Atlanta GA Airport Fac. Rev	6.000%	1/1/11 (3)	7,000	7,588
Atlanta GA Airport Fac. Rev	6.125%	1/1/12 (3)	7,500	8,181
Atlanta GA Airport Fac. Rev	6.250%	1/1/14 (3)	5,000	5,478
Atlanta GA Airport Fac. Rev	5.875%	1/1/15 (3)	11,930	13,030
Atlanta GA Airport Fac. Rev	5.875%	1/1/16 (3)	5,000	5,461

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/33 (4)	9,000	9,229
Atlanta GA Water & Wastewater Rev	5.500%	11/1/10 (3)	10,000	10,877
Atlanta GA Water & Wastewater Rev	5.500%	11/1/11 (3)	10,000	10,961
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,375	38,164
Fulton County GA COP	5.750%	11/1/11 (2)	6,000	6,610
Fulton County GA COP	6.000%	11/1/12 (2)	5,985	6,679
Fulton County GA COP	6.000%	11/1/13 (2)	6,325	7,058
Fulton County GA COP	6.000%	11/1/14 (2)	4,675	5,217
Fulton County GA School Dist. GO	6.375%	5/1/10	15,000	16,320
Georgia GO	7.000%	11/1/05	15,670	15,670
Georgia GO	6.250%	4/1/06	12,200	12,367
Georgia GO	7.250%	9/1/06	7,860	8,129
Georgia GO	7.000%	11/1/06	16,780	17,425
Georgia GO	6.250%	8/1/07	5,500	5,792
Georgia GO	6.750%	8/1/07	6,100	6,470
Georgia GO	7.400%	8/1/07 (ETM)	325	349
Georgia GO	7.400%	8/1/07	10,875	11,654
Georgia GO	7.000%	11/1/07	17,960	19,285
Georgia GO	7.400%	8/1/08 (ETM)	170	189
Georgia GO	7.400%	8/1/08	5,730	6,348
Georgia GO	7.100%	9/1/09	7,900	8,944
Georgia GO	7.450%	1/1/10	4,000	4,615
Georgia GO	6.250%	8/1/10	7,800	8,754
Georgia GO	6.750%	9/1/10	8,000	9,162
Georgia GO	5.700%	7/1/11	4,470	4,959
Georgia GO	5.750%	9/1/11	2,500	2,786
Georgia GO	5.400%	4/1/13	7,525	8,322
Georgia Road & Tollway Auth. Rev (Governor's Transp. Choices)	5.375%	3/1/14	9,385	10,230
Georgia Road & Tollway Auth. Rev (Governor's Transp. Choices)	5.375%	3/1/15	8,775	9,536
Georgia Road & Tollway Auth. Rev (Governor's Transp. Choices)	5.375%	3/1/16	9,000	9,780
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/08 (1)	9,220	9,853
				374,926
Hawaii (2.6%)
Hawaii Airport System Rev	5.750%	7/1/10 (3)	10,780	11,632
Hawaii Airport System Rev	6.375%	7/1/12 (3)	9,140	10,195
Hawaii Airport System Rev	6.900%	7/1/12 (ETM)	20,195	22,865
Hawaii Airport System Rev	5.750%	7/1/13 (3)	23,000	24,636

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii Airport System Rev	5.750%	7/1/14 (3)	12,510	13,530
Hawaii Airport System Rev	5.750%	7/1/15 (3)	19,450	20,935
Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,823
Hawaii GO	6.000%	12/1/09 (3)	3,550	3,891
Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	127
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,209
Hawaii GO	6.000%	11/1/10 (4)	10,000	11,109
Hawaii GO	5.750%	10/1/11 (1)	2,095	2,290
Hawaii GO	5.000%	7/1/12 (2)	15,000	16,096
Hawaii GO	5.375%	8/1/12 (3)	14,200	15,443
Hawaii GO	5.375%	8/1/12 (3)	14,490	15,727
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,614
Hawaii GO	5.750%	10/1/12 (1)	2,130	2,332
Hawaii GO	5.000%	7/1/13 (2)	28,850	30,974
Hawaii GO	5.375%	8/1/13 (3)	16,595	17,967
Hawaii GO	5.375%	8/1/13 (3)	14,700	15,916
Hawaii GO	5.000%	7/1/14 (2)	30,000	32,268
Hawaii GO	5.375%	8/1/14 (3)	17,985	19,472
Hawaii GO	5.375%	8/1/14 (3)	11,650	12,613
Hawaii GO	5.750%	2/1/15 (4)	5,000	5,657
Hawaii GO	5.000%	10/1/22 (1)	7,000	7,323
Hawaii GO	5.000%	10/1/23 (1)	5,000	5,219
Honolulu HI City & County GO	5.750%	1/1/06	10	10
Honolulu HI City & County GO	6.000%	1/1/08	5	5
Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	4,220
				330,098
Illinois (3.8%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	26,000	20,354
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (3)	32,670	24,271
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/13	5,540	5,905
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/14	13,425	14,245
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/15	7,150	7,549
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/17	15,715	16,658
Chicago IL Metro. Water Reclamation Dist. GO	6.250%	12/1/05 (Prere.)	15,000	15,043
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/06	4,450	4,581
Chicago IL Metro. Water Reclamation Dist. GO	6.100%	12/1/06	5,300	5,314
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,288
Chicago IL O'Hare International Airport Rev	5.500%	1/1/09 (2)	15,890	16,761
Chicago IL O'Hare International Airport Rev	5.500%	1/1/14 (2)	13,540	14,443

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
*Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/07	63,000	32,304
Chicago IL Water Rev	5.500%	11/1/11 (2)(Prere.)	3,595	3,952
Chicago IL Water Rev	5.500%	11/1/11 (2)(Prere.)	3,200	3,518
Chicago IL Water Rev	5.500%	11/1/11 (2)(Prere.)	4,035	4,436
Chicago IL Water Rev	5.500%	11/1/11 (2)(Prere.)	2,000	2,199
Chicago IL Water Rev	0.000%	11/1/14 (2)	7,460	5,036
Chicago IL Water Rev	0.000%	11/1/15 (2)	7,555	4,833
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/06 (2)	25,000	25,294
Illinois Dev. Finance Auth. Solid Waste Disp. Rev (Waste Management)	5.850%	2/1/07	10,000	10,256
Illinois Dev. Finance Auth. Solid Waste Disp. Rev (Waste Management)	5.050%	1/1/10	9,750	10,101
Illinois GO	5.000%	10/1/10	9,000	9,569
Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	6,023
Illinois GO	5.250%	10/1/12	14,000	15,211
Illinois GO	5.500%	8/1/13 (1)	14,005	15,495
Illinois GO	5.375%	7/1/14 (1)	5,000	5,437
Illinois GO	5.250%	10/1/14	40,000	43,306
Illinois GO	5.500%	8/1/17 (1)	7,500	8,178
Illinois GO	5.500%	8/1/18 (1)	6,000	6,542
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.)	5.250%	6/1/10 (1)	5,000	5,258
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.)	5.250%	6/1/11 (1)	4,000	4,199
Illinois Health Fac. Auth. Rev (Hosp. Sisters Services Inc.)	5.250%	6/1/12 (1)	4,280	4,493
Illinois Regional Transp. Auth. Rev	9.000%	6/1/08 (2)	5,895	6,701
Illinois Regional Transp. Auth. Rev	9.000%	6/1/08 (2)	945	1,074
Illinois Regional Transp. Auth. Rev	9.000%	6/1/09 (2)	3,225	3,812
Illinois Regional Transp. Auth. Rev	9.000%	6/1/09 (2)	1,030	1,218
Illinois Sales Tax Rev	6.125%	6/15/10 (Prere.)	4,250	4,720
Illinois Sales Tax Rev	6.125%	6/15/14	6,850	7,580
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/10 (2)	25,000	27,863
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/16 (1)	8,330	5,056
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/19 (3)	39,340	20,865
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/23 (1)	32,515	13,595

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/24 (1)	15,895	6,299
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/16 (1)	15,270	9,562
				482,397
Indiana (0.0%)
Indiana Muni. Power Agency Rev	5.875%	1/1/10 (1)	4,500	4,893
Kentucky (0.9%)
Kentucky Property & Building Comm. Rev	5.250%	11/1/05 (Prere.)	2,500	2,550
Kentucky Property & Building Comm. Rev	5.750%	10/1/10 (Prere.)	6,135	6,750
Kentucky Property & Building Comm. Rev	5.750%	10/1/10 (Prere.)	3,500	3,851
Kentucky Property & Building Comm. Rev	5.250%	8/1/11 (4)(Prere.)	9,725	10,534
Kentucky Property & Building Comm. Rev	5.250%	8/1/11 (4)(Prere.)	11,815	12,798
Kentucky Property & Building Comm. Rev	5.375%	10/1/11 (1)(Prere.)	5,000	5,458
Kentucky Property & Building Comm. Rev	5.500%	8/1/12 (4)	10,000	11,000
Kentucky Property & Building Comm. Rev	5.250%	8/1/13 (4)	27,540	29,656
Kentucky Property & Building Comm. Rev	5.250%	8/1/15 (4)	15,480	16,604
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/12 (4)	4,495	4,883
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/13 (4)	4,755	5,133
				109,217
Louisiana (1.2%)
Louisiana GO	7.750%	8/1/06 (1)	10,970	11,334
Louisiana GO	5.250%	4/15/08 (4)(Prere.)	11,395	12,028
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	17,865	19,663
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	18,825	20,720
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	8,500	9,356
Louisiana GO	5.500%	5/15/12 (3)	12,660	13,637
Louisiana GO	5.500%	5/15/13 (3)	5,345	5,746
Louisiana Gasoline and Fuel Tax Rev	5.250%	5/1/20 (3)	6,200	6,616
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/30 (3)	46,465	47,488
Louisiana Public Fac. Auth. Hosp. Rev (Franciscan Missionaries)	5.375%	7/1/08 (1)(Prere.)	4,990	5,292
				151,880
Maryland (0.4%)
Maryland GO	5.500%	7/15/09	16,490	17,737
Maryland GO	5.500%	3/1/16	8,035	9,068
Maryland Health & Higher Educ. Fac. Auth. Rev (Lifebridge Health)	5.000%	7/1/15	3,915	4,108
Maryland Health & Higher Educ. Fac. Auth. Rev (Lifebridge Health)	5.000%	7/1/16	2,980	3,116

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	4,000	4,555
Washington Suburban Sanitation Dist Maryland Water Supply GO	5.000%	6/1/13	7,800	8,437
				47,021
Massachusetts (7.1%)
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/13	5,785	6,375
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,219
Chelsea MA GO	5.500%	6/15/11 (2)	5,000	5,303
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,304
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/21	6,840	7,751
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/24	10,000	10,771
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/24	10,525	12,002
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	18,363
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	8,039
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	9,059
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,799
Massachusetts GAN	5.125%	6/15/10	10,755	11,357
Massachusetts GAN	5.250%	6/15/10	23,675	25,096
Massachusetts GAN	5.125%	12/15/10	5,000	5,282
Massachusetts GAN	5.250%	12/15/10	26,275	27,796
Massachusetts GAN	5.125%	6/15/11	8,555	9,038
Massachusetts GAN	5.250%	6/15/11	15,000	15,868
Massachusetts GAN	5.250%	12/15/11	14,820	15,678
Massachusetts GAN	5.750%	12/15/11	20,000	21,938
Massachusetts GAN	5.750%	6/15/12	11,280	12,335
Massachusetts GAN	5.125%	12/15/12	5,000	5,282
Massachusetts GAN	5.125%	6/15/13	5,000	5,282
Massachusetts GAN	5.750%	6/15/13	10,000	10,935
Massachusetts GO	5.125%	11/1/06 (Prere.)	10,500	10,811
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	6,004
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,952
Massachusetts GO	5.500%	11/1/16	25,000	27,933
Massachusetts GO	5.500%	11/1/16 (1)	75,000	83,870
Massachusetts GO	5.500%	11/1/16 (2)	50,000	55,913
Massachusetts GO	5.500%	11/1/17 (1)	20,000	22,431
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,851
Massachusetts GO	5.500%	10/1/18	10,000	11,222

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts GO	5.250%	8/1/21	10,000	11,006
Massachusetts GO	5.250%	8/1/21 (2)	19,985	22,091
Massachusetts GO	5.250%	8/1/22	20,000	22,049
Massachusetts GO	5.250%	8/1/23	20,000	22,052
Massachusetts Health & Educ. Fac. Auth. Rev (Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,426
Massachusetts Health & Educ. Fac. Auth. Rev (Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,674
Massachusetts Health & Educ. Fac. Auth. Rev (Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,908
Massachusetts Health & Educ. Fac. Auth. Rev (Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,944
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	10,921
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,844
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,677
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/12 (1)	22,865	24,772
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/13 (1)	20,000	21,629
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/14 (3)(Prere.)	8,685	9,416
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/19 (3)	5,000	5,489
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/26 (3)	32,360	36,991
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/28 (3)	11,075	12,618
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,565	2,710
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,360	2,494
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	459
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,282
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	970	1,063
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,510	1,655
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,277
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	3,835	4,197
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	7,014
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	877
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11	3,180	3,480
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	312
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12	4,945	5,412
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13	3,835	4,197
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	148
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	27,360	30,270
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	7,688

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	11,805	13,078
Massachusetts Water Resources Auth. Rev	6.500%	7/15/10	30,220	34,033
Massachusetts Water Resources Auth. Rev	6.500%	7/15/19	37,515	44,627
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/19 (2)	25,625	27,156
				905,795
Michigan (2.5%)
Detroit MI Sewer System Rev	0.000%	7/1/16 (3)	7,500	4,675
Detroit MI Sewer System Rev	5.125%	7/1/33 (1)	31,165	32,515
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/06 (2)	13,500	13,945
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/06 (2)	10,175	10,510
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/07 (2)	6,070	6,429
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/07 (2)	5,000	5,296
Michigan Building Auth. Rev	5.375%	10/15/07 (Prere.)	5,880	6,180
Michigan Building Auth. Rev	6.000%	10/15/07 (ETM)	9,000	9,475
Michigan Building Auth. Rev	5.500%	10/15/11 (Prere.)	8,440	9,263
Michigan Building Auth. Rev	5.500%	10/15/11 (Prere.)	6,010	6,596
Michigan Building Auth. Rev	5.500%	10/15/12	6,695	7,287
Michigan Building Auth. Rev	5.250%	10/15/13	2,500	2,646
Michigan Building Auth. Rev	5.250%	10/15/13 (4)	12,000	13,093
Michigan Building Auth. Rev	5.500%	10/15/13	6,000	6,531
Michigan Building Auth. Rev	5.250%	10/15/14 (4)	15,000	16,286
Michigan Building Auth. Rev	5.500%	10/15/14	10,000	10,884
Michigan Building Auth. Rev	5.250%	10/15/15 (4)	22,445	24,308
Michigan Building Auth. Rev	5.500%	10/15/15	5,000	5,452
Michigan Building Auth. Rev	5.250%	10/15/16 (4)	9,000	9,709
Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,520
Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,816
Michigan GO	5.500%	12/1/13	6,125	6,801
Michigan Hosp. Finance Auth. Rev (Genesys Regional Medical Center)	5.500%	10/1/06 (ETM)	3,340	3,413
Michigan Hosp. Finance Auth. Rev (Genesys Regional Medical Center)	5.500%	10/1/07 (ETM)	3,910	4,074
Michigan Hosp. Finance Auth. Rev (Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	10,840	11,514
Michigan Hosp. Finance Auth. Rev (Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,255
Michigan Hosp. Finance Auth. Rev (Sparrow Obligated Group)	5.000%	11/15/26 (1)	13,115	13,526
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.750%	10/1/10 (Prere.)	10,390	11,475
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,680	8,516

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	10,740	11,909
Wayne Charter County MI Airport Rev	5.250%	12/1/10 (1)	12,000	12,575
Wayne Charter County MI Airport Rev	5.250%	12/1/12 (1)	15,270	16,041
				316,515
Minnesota (0.2%)
Minnesota GO	5.000%	8/1/08	12,965	13,566
Northern Minnesota Muni. Power Agency Electric System Rev	5.250%	1/1/12 (4)	6,000	6,421
Western Minnesota Muni. Power Agency	5.375%	1/1/08 (2)	5,645	5,778
				25,765
Mississippi (0.8%)
Mississippi GO	6.500%	9/1/06	5,125	5,261
Mississippi GO	6.000%	12/1/06	6,380	6,564
Mississippi GO	6.000%	11/1/09 (Prere.)	9,225	10,105
Mississippi GO	6.000%	11/1/09 (Prere.)	9,725	10,653
Mississippi GO	5.750%	11/1/10 (Prere.)	5,205	5,734
Mississippi GO	5.750%	11/1/10 (Prere.)	5,540	6,103
Mississippi GO	5.750%	11/1/10 (Prere.)	4,665	5,139
Mississippi GO	5.750%	11/1/10 (Prere.)	4,825	5,315
Mississippi GO	5.750%	11/1/10 (Prere.)	7,860	8,658
Mississippi GO	5.750%	12/1/11	6,000	6,615
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,491
Mississippi GO	5.500%	12/1/16	8,435	9,335
Mississippi GO	5.500%	12/1/17	4,000	4,493
Mississippi GO	5.250%	11/1/22	8,245	9,130
				98,596
Missouri (0.6%)
Missouri Board Public Building Special Obligation Rev	5.250%	10/15/09	10,640	11,358
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,616
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,805
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,655
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,865
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,780	4,066
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/13	3,000	3,286
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/14	3,430	3,757
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/16	2,000	2,175

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri Highways & Transp. Comm. Road Rev	5.250%	2/1/17	11,410	12,217
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/13 (1)	11,560	12,540
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/14 (1)	10,260	11,086
				78,426
Montana (0.1%)
Montana Health Fac. Auth. Rev (Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,496
Montana Health Fac. Auth. Rev (Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,571
Montana Health Fac. Auth. Rev (Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	5,228
Montana Health Fac. Auth. Rev (Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,861
				14,156
Nebraska (0.6%)
Nebraska Public Power Dist. Rev	5.250%	1/1/08 (1)(Prere.)	6,130	6,445
Nebraska Public Power Dist. Rev	5.250%	1/1/08 (1)(Prere.)	3,980	4,185
Nebraska Public Power Dist. Rev	5.250%	1/1/08 (1)(Prere.)	41,000	43,109
Nebraska Public Power Dist. Rev	5.250%	1/1/08 (1)(Prere.)	1,825	1,919
Nebraska Public Power Dist. Rev	5.250%	1/1/10 (1)	5,360	5,617
Nebraska Public Power Dist. Rev	5.250%	1/1/11 (1)	2,045	2,143
Nebraska Public Power Dist. Rev	5.250%	1/1/12 (1)	1,020	1,069
Nebraska Public Power Dist. Rev	5.250%	1/1/13 (1)	10,565	11,072
				75,559
Nevada (2.0%)
Clark County NV Airport Improvement Rev	5.375%	7/1/10 (1)	8,470	8,912
Clark County NV Airport Improvement Rev	5.250%	7/1/12 (1)	4,225	4,433
Clark County NV GO	7.500%	6/1/06 (2)	3,575	3,665
Clark County NV GO	5.500%	12/1/06 (3)(Prere.)	6,365	6,591
Clark County NV GO	5.600%	12/1/06 (3)(Prere.)	7,175	7,438
Clark County NV GO	5.625%	12/1/06 (3)(Prere.)	7,450	7,725
Clark County NV GO	8.000%	6/1/08 (2)	5,285	5,878
Clark County NV GO	8.000%	6/1/08 (2)	4,590	5,105
Clark County NV GO	7.500%	6/1/09 (2)	1,115	1,262
Clark County NV GO	7.500%	6/1/09 (2)	5,710	6,465
Clark County NV Passenger Fac. Rev (Las Vegas McCarran International Airport)	5.375%	7/1/10 (1)	6,435	6,771
Clark County NV Passenger Fac. Rev (Las Vegas McCarran International Airport)	5.375%	7/1/11 (1)	9,445	9,938
Clark County NV Passenger Fac. Rev (Las Vegas McCarran International Airport)	5.375%	7/1/12 (1)	8,295	8,728
Clark County NV School Dist. GO	5.600%	6/15/06 (3)(Prere.)	9,640	9,888

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Clark County NV School Dist. GO	5.900%	6/15/06 (3)(Prere.)	10,000	10,274
Clark County NV School Dist. GO	5.500%	6/15/07 (3)(Prere.)	16,325	17,086
Clark County NV School Dist. GO	5.625%	6/15/07 (3)(Prere.)	10,000	10,486
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	28,385	31,073
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	29,765	32,584
Henderson NV Health Care Fac. Rev	5.625%	7/1/24	5,000	5,300
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/09 (2)(Prere.)	5,000	5,483
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/09 (2)(Prere.)	4,500	4,935
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/11 (2)	10,000	10,934
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20 (3)	5,660	5,959
Nevada GO	6.000%	5/15/10	6,680	7,341
Nevada GO	5.250%	5/15/11	6,000	6,266
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/12 (4)	5,335	5,812
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/13 (4)	4,790	5,218
				251,550
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/21	25,800	26,905
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	21,600	22,766
New Hampshire IDA	5.900%	8/1/18	7,000	7,333
				57,004
New Jersey (9.1%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/24 (1)	6,000	6,825
Essex County NJ Solid Waste Util. Auth	5.500%	4/1/06 (4)(Prere.)	3,000	3,091
2 Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	140,220	165,310
Gloucester County NJ Improvement Auth Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,406
New Jersey Econ. Dev. Auth Market Transition Fac. Rev	5.000%	7/1/08 (1)	17,000	17,736
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	26,279
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,830
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	12,457
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (1)	81,630	92,859
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	60,000	68,387
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	20,749
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/08 (4)	10,520	11,077
New Jersey GO	6.000%	7/15/06	3,300	3,368
New Jersey GO	5.500%	8/1/11	3,500	3,822
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,364
New Jersey GO	5.250%	7/1/15 (4)	50,000	54,799

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey GO	5.250%	7/15/15 (2)	9,000	9,866
New Jersey Health Care Fac. Financing Auth. Rev (St. Barnabas Health Care)	5.250%	7/1/10 (1)	8,050	8,521
New Jersey Health Care Fac. Financing Auth. Rev (St. Barnabas Health Care)	5.250%	7/1/11 (1)	8,230	8,719
New Jersey Health Care Fac. Financing Auth. Rev (St. Barnabas Health Care)	5.250%	7/1/12 (1)	2,000	2,112
New Jersey Health Care Fac. Financing Auth. Rev (St. Barnabas Health Care)	5.250%	7/1/14 (1)	2,850	3,010
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	13,522
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	16,121
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	27,490
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	31,306
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	10,888
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	5,000	5,545
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/07 (Prere.)	34,660	36,871
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/07 (Prere.)	37,000	39,360
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/11 (1)(ETM)	7,510	8,599
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/11 (1)	12,490	14,198
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/11 (1)(Prere.)	19,720	22,197
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/11 (1)(Prere.)	10,280	11,571
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/11 (1)(Prere.)	30,000	33,769
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/11 (1)(Prere.)	20,000	22,512
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/12 (1)(ETM)	7,510	8,907
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/12 (1)	12,490	14,748
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/14 (3)(Prere.)	16,400	17,957
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/20 (3)	83,500	94,253
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/24 (3)	25,000	29,119
New Jersey Turnpike Auth. Rev	4.750%	1/1/06 (ETM)	15	15
New Jersey Turnpike Auth. Rev	6.500%	1/1/09 (2)(ETM)	23,200	25,392
New Jersey Turnpike Auth. Rev	5.625%	1/1/10 (1)(Prere.)	12,775	13,854
New Jersey Turnpike Auth. Rev	5.625%	1/1/10 (1)(Prere.)	3,440	3,731
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(ETM)	7,475	8,143
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)	27,745	30,122
New Jersey Turnpike Auth. Rev	5.500%	1/1/25 (2)	5,000	5,721
New Jersey Turnpike Auth. Rev	5.250%	1/1/26 (4)	10,000	11,114
New Jersey Turnpike Auth. Rev	5.250%	1/1/27 (4)	12,035	13,381
New Jersey Turnpike Auth. Rev	5.250%	1/1/28 (4)	12,000	13,325
New Jersey Turnpike Auth. Rev	5.250%	1/1/29 (4)	5,000	5,543
Rutgers State Univ. New Jersey	6.400%	5/1/13	4,675	5,270
				1,160,131

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/21 (1)	28,000	30,107
New Mexico Highway Comm. Tax Rev	5.750%	6/15/10 (Prere.)	16,310	17,873
New Mexico Highway Comm. Tax Rev	6.000%	6/15/10 (Prere.)	12,780	14,111
				62,091
NewYork (9.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,838
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,199
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,359
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/09 (2)	6,000	6,459
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/12 (1)	25,195	26,379
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/12	40,505	43,537
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,685
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	5.500%	10/1/10 (1)(Prere.)	4,500	4,916
Metro. New York Transp. Auth. Rev (Service Contract)	0.000%	7/1/11 (ETM)	21,200	17,099
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	10,000	10,786
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/12 (1)	5,530	6,123
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	49,741
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	21,328
Muni. Assistance Corp. for New York City NY	6.000%	7/1/06	7,000	7,138
Muni. Assistance Corp. for New York City NY	5.000%	7/1/08	10,000	10,459
Muni. Assistance Corp. for New York City NY	6.000%	7/1/08	10,000	10,657
New York City NY GO	8.000%	4/1/06 (2)	5,955	6,076
New York City NY GO	5.700%	8/1/06 (Prere.)	4,605	4,765
New York City NY GO	5.900%	8/1/06 (Prere.)	2,230	2,311
New York City NY GO	5.900%	8/1/06 (Prere.)	2,880	2,984
New York City NY GO	6.000%	8/1/06 (Prere.)	5,335	5,532
New York City NY GO	6.000%	8/1/06 (Prere.)	4,000	4,147
New York City NY GO	5.700%	8/1/07	5,195	5,360
New York City NY GO	5.900%	8/1/09	3,245	3,353
New York City NY GO	5.250%	8/1/10	27,000	28,788
New York City NY GO	5.900%	8/1/10	2,520	2,604
New York City NY GO	5.250%	8/1/11	30,000	32,141
New York City NY GO	6.000%	8/1/11	265	274
New York City NY GO	5.875%	8/15/12 (3)	7,000	7,246
New York City NY GO	5.250%	8/1/13	18,015	19,387
New York City NY GO	5.750%	8/1/13 (2)	8,500	9,483
New York City NY GO	5.750%	8/1/15 (2)	38,000	42,229
New York City NY GO VRDO	2.670%	11/1/05 LOC	14,600	14,600

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.375%	6/15/19	7,500	8,117
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.000%	6/15/28 (1)	10,000	10,394
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.000%	6/15/31	5,000	5,146
New York City NY Muni. Water Finance Auth Water & Sewer System Rev. VRDO	2.670%	11/7/05	17,950	17,950
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	13,078
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	12,537
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/08 (Prere.)	3,550	3,740
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/08 (Prere.)	6,375	6,717
New York City NY Transitional Finance Auth. Rev	5.500%	5/15/08 (Prere.)	2,000	2,132
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/09 (Prere.)	7,570	8,093
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/09 (Prere.)	7,245	7,746
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/09 (Prere.)	4,000	4,276
New York City NY Transitional Finance Auth. Rev	5.125%	5/15/09 (3)(Prere.)	5,195	5,554
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/09 (Prere.)	12,585	13,515
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/09 (Prere.)	5,000	5,369
New York City NY Transitional Finance Auth. Rev	5.750%	8/15/09 (3)(Prere.)	14,740	16,140
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/10 (Prere.)	3,500	3,823
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/10 (Prere.)	4,365	4,811
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/10 (Prere.)	6,000	6,658
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/12	5,945	6,444
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/13	14,000	15,116
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/14	5,000	5,377
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/14	5,960	6,521
New York City NY Transitional Finance Auth. Rev	5.250%	8/1/18 (2)	5,000	5,386
New York City NY Transitional Finance Auth. Rev Future Tax	5.250%	5/1/09 (Prere.)	1,170	1,255
New York City NY Transitional Finance Auth. Rev Future Tax	5.250%	5/1/09 (Prere.)	70	75
New York City NY Transitional Finance Auth. Rev Future Tax	5.000%	5/15/09 (Prere.)	315	336
New York City NY Transitional Finance Auth. Rev Future Tax	5.000%	5/15/09 (Prere.)	9,685	10,313
New York City NY Transitional Finance Auth. Rev Future Tax	5.250%	5/1/12	2,235	2,381
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (1)(Prere.)	4,090	4,489
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	11,500	12,930
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	14,645	16,301
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,527

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Auth. Rev (Jewish Medical Center)	5.250%	7/1/10 (1)	4,000	4,216
New York State Dormitory Auth. Rev (Mental Health Services)	5.250%	8/15/08 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev (Mental Health Services)	5.250%	2/15/11 (1)	7,365	7,753
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/10 (4)	4,500	4,715
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (4)	6,285	6,601
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	6,000	6,301
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,243
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/08 (1)(Prere.)	14,500	15,391
New York State Dormitory Auth. Rev (Upstate Community Colleges)	5.250%	7/1/10 (2)	3,920	4,188
New York State Dormitory Auth. Rev (Upstate Community Colleges)	5.250%	7/1/11 (2)	3,610	3,853
New York State Power Auth. Rev	5.250%	11/15/17	20,710	22,402
New York State Power Auth. Rev	5.250%	11/15/18	35,425	38,205
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/07 (2)(Prere.)	10,000	10,490
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	7,505
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/11 (3)	4,000	4,208
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.250%	4/1/12 (3)	6,220	6,543
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.500%	4/1/12 (1)	20,000	22,009
New York State Thruway Auth. Rev (Personal Income Tax)	5.500%	3/15/12 (1)(Prere.)	3,000	3,303
New York State Urban Dev. Corp. Rev (Personal Income Tax) GO	5.500%	3/15/22 (1)	23,030	26,166
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	16,748
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/06	10,000	10,250
Port Auth. Of New York & New Jersey Rev	5.000%	8/1/07	4,900	5,031
Port Auth. Of New York & New Jersey Rev	5.500%	9/15/08 (3)	5,810	5,964
Port Auth. Of New York & New Jersey Rev	5.250%	7/15/10	11,095	11,560
Port Auth. Of New York & New Jersey Rev	5.000%	8/1/15	10,000	10,374
Suffolk County NY Water Auth. Rev	6.800%	6/1/12 (ETM)	10,660	12,109
Triborough Bridge & Tunnel Auth. New York Rev	6.600%	1/1/10 (ETM)	55,325	61,138
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/12 (ETM)	19,645	21,101
Triborough Bridge & Tunnel Auth. New York Rev	6.000%	1/1/12 (ETM)	12,000	13,256
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/17	20,000	21,634

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.670%	11/7/05	63,025	63,025
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.700%	11/7/05	50,000	50,000
				1,177,517
North Carolina (2.5%)
Cumberland County NC Hosp. Fac. Rev (Cape Fear Hosp.)	5.250%	10/1/19	10,000	10,286
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/11	25,000	26,577
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/12	14,875	15,890
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/13	25,000	26,705
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/14	15,000	16,142
North Carolina Eastern Muni. Power Agency Rev	5.300%	1/1/15	4,000	4,209
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/16	3,000	3,161
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/17	4,700	4,932
North Carolina GO	5.250%	6/1/11	10,375	11,264
North Carolina Muni. Power Agency Rev	5.250%	1/1/09 (1)	8,500	8,968
North Carolina Muni. Power Agency Rev	5.250%	1/1/14 (2)	26,585	28,671
North Carolina Muni. Power Agency Rev	5.250%	1/1/16 (4)	10,000	10,695
North Carolina Muni. Power Agency Rev	5.250%	1/1/17 (4)	15,290	16,332
North Carolina Muni. Power Agency Rev	5.250%	1/1/18 (1)	69,720	74,384
North Carolina Muni. Power Agency Rev	5.250%	1/1/19 (1)	38,600	41,182
North Carolina Muni. Power Agency Rev	5.250%	1/1/20 (1)	10,000	10,663
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/11 (Prere.)	2,380	2,626
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/11 (Prere.)	1,970	2,174
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/13	1,500	1,649
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/14	1,240	1,363
				317,873
Ohio (2.3%)
Cincinnati OH GO	5.250%	12/1/15 (4)	14,710	15,979
Cincinnati OH GO	5.250%	12/1/16 (4)	9,185	9,931
Cincinnati OH GO	5.250%	12/1/17 (4)	5,000	5,399
Cincinnati OH GO	5.250%	12/1/18 (4)	8,150	8,789
Cleveland OH Airport System Rev	5.250%	1/1/09 (4)	8,535	8,926
Cleveland OH Airport System Rev	5.250%	1/1/10 (4)	9,010	9,498
Cleveland OH Airport System Rev	5.250%	1/1/12 (4)	5,000	5,260
Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,648
Cleveland OH Water Works Rev	6.000%	1/1/06 (1)	2,100	2,111
Cleveland OH Water Works Rev	5.250%	1/1/08 (4)(Prere.)	3,255	3,422
Cleveland OH Water Works Rev	5.250%	1/1/08 (4)(Prere.)	1,160	1,220
Cleveland OH Water Works Rev	5.250%	1/1/09 (4)	1,340	1,405
Cleveland OH Water Works Rev	5.250%	1/1/10 (4)	3,745	3,925
Cleveland OH Water Works Rev	5.375%	1/1/13 (4)	3,455	3,753

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,408
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,167
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,369
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,474
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,298
Montgomery County OH Rev (Catholic Health Initiative)	5.000%	5/1/30	20,000	20,332
Ohio Building Auth. Rev (Administration Building Fund)	5.500%	10/1/13 (4)	6,605	7,212
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/07 (2)(Prere.)	4,605	4,794
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/07 (2)(Prere.)	5,055	5,288
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/06	4,360	4,466
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,375	5,623
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,485	5,738
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/07 (2)(Prere.)	3,710	3,892
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/07	2,500	2,624
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,459
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,276
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,106
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,515
Ohio GO	7.625%	8/1/10	3,510	4,119
Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,867
Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,290
Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,422
Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,779
Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,964
Ohio GO	5.250%	8/1/13 (4)	12,435	13,587
Ohio GO	5.500%	8/1/13	2,945	3,263
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/07	5,000	5,181
Ohio Higher Educ. Capital Fac. Rev	5.250%	11/1/14	3,710	4,015
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/31	10,695	10,954
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/32	6,120	6,278
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/06 (1)(Prere.)	4,435	4,556
Ohio Water Dev. Auth. Rev (Fresh Water Improvement)	5.500%	6/1/21	5,540	6,289
Ohio Water Dev. Auth. Rev (Fresh Water Improvement)	5.500%	12/1/21	5,555	6,323

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (3)	2,700	2,968
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (3)	1,000	1,096
				295,258
Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev	6.250%	6/1/11 (2)	7,600	8,567
Oklahoma Turnpike Auth	5.500%	1/1/09 (3)	6,000	6,386
				14,953
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.500%	2/15/09	7,715	8,162
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.500%	2/15/10	9,955	10,648
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.750%	5/1/12	2,955	3,234
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.750%	5/1/13	5,580	6,065
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.750%	5/1/14	5,825	6,313
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.750%	5/1/15	4,395	4,743
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	8,715	9,439
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,500	2,708
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	3,000	3,249
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	8,185
Port Auth. of Portland OR Airport Rev (Portland International Airport)	5.000%	7/1/13 (3)	2,520	2,612
Port Auth. of Portland OR Airport Rev (Portland International Airport)	5.500%	7/1/14 (2)	5,325	5,576
Portland OR Sewer System Rev	6.000%	6/1/07 (3)	5,600	5,843
				76,777
Pennsylvania (2.2%)
Delaware County PA IDA Resource Recovery Rev (American Fuel)	6.100%	1/1/07	7,955	8,132
Delaware County PA IDA Resource Recovery Rev (American Fuel)	6.000%	1/1/09	5,355	5,609
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/14 (1)	4,000	4,053
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/16 (3)(ETM)	3,000	3,541
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	3,515	3,612
Pennsylvania GO	5.250%	2/1/08	15,440	16,102
Pennsylvania GO	6.000%	7/1/08	8,220	8,782
Pennsylvania GO	5.000%	9/15/08	7,150	7,481
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	11,009

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,269
Pennsylvania Higher Educ. Fac. Auth Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/05 (1)	7,690	7,696
Pennsylvania Higher Educ. Fac. Auth Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/06 (1)	4,375	4,448
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,694
Pennsylvania Higher Educ. Fac. Auth. Rev (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,928
Pennsylvania Higher Educ. Fac. Auth. Rev (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,249
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/24	2,615	2,652
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/11 (3)	10,000	10,581
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/12 (3)	6,660	7,047
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/13 (3)	5,000	5,291
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/11 (2)(ETM)	2,875	3,058
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/11 (2)	2,125	2,255
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/11 (2)(ETM)	4,095	4,355
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/11 (2)	1,905	2,022
Philadelphia PA Airport Parking Auth	5.250%	9/1/10 (2)	4,875	5,070
Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,113
Philadelphia PA GO	5.250%	3/15/10 (4)	1,755	1,861
Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,412
Philadelphia PA GO	5.250%	3/15/11 (4)	3,610	3,833
Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	13,020
Philadelphia PA GO	5.250%	3/15/12 (4)	3,000	3,186
Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,270
Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,297
Philadelphia PA Gas Works Rev	5.500%	7/1/07 (4)	8,025	8,305
Philadelphia PA Gas Works Rev	5.500%	7/1/09 (4)	10,820	11,357
Philadelphia PA Gas Works Rev	5.250%	7/1/10 (4)	10,180	10,624
Philadelphia PA Gas Works Rev	5.250%	7/1/11 (4)	5,000	5,218
Philadelphia PA IDA Rev
(Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,948
Philadelphia PA Muni. Auth. Rev	5.250%	5/15/13 (4)	11,105	11,958
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/14 (4)	5,965	6,403
Philadelphia PA School Dist. GO	6.250%	9/1/06 (2)	2,000	2,052
Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,310

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,920	4,156
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,283
Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,890
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/07 (1)	5,000	5,258
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	5.850%	12/1/20	4,860	5,221
				285,911
Puerto Rico (2.3%)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/19 (1)	35,430	37,777
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/19 (4)	5,000	5,331
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/20 (1)	38,245	40,716
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/22 (1)	17,800	19,751
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,344
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,568
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,603
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/11 (1)	2,835	3,223
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/13 (1)	7,220	8,392
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/15 (1)	5,590	6,619
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/16 (3)	8,885	9,642
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/22 (3)	7,580	8,411
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,692
Puerto Rico Muni. Finance Agency	5.875%	8/1/14 (4)	4,000	4,371
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/11 (3)	48,810	39,085
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/12 (3)	34,465	26,329
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/17 (2)	6,390	7,187
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/18 (2)	6,430	7,258
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	17,110	20,809
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	25,000	27,042
				295,150
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	20,633
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	9,108
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,544
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,222
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,409
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,443
Rhode Island GO	6.000%	8/1/06 (1)	3,000	3,065
				50,424

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.2%) Berkeley County SC Water & Sewer System Rev	5.000%	6/1/07 (1)	4,140	4,258
Medical Univ. South Carolina Hosp. Auth Hosp. Fac. Rev	6.250%	8/15/12 (Prere.)	13,000	14,927
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/07 (1)(ETM)	1,400	1,437
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/07 (1)	1,800	1,845
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/22 (3)	9,950	4,535
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/23 (3)	8,780	3,786
South Carolina GO	5.000%	7/1/08	2,750	2,875
South Carolina Jobs Econ. Dev. Auth Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	10,500	11,731
South Carolina Jobs Econ. Dev. Auth Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	8,252
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/30	8,530	8,920
South Carolina Public Service Auth. Rev	5.375%	1/1/13 (4)	7,300	7,931
South Carolina Public Service Auth. Rev	5.500%	1/1/13 (4)	5,000	5,522
South Carolina Transp. Infrastructure Rev	5.750%	10/1/09 (1)(Prere.)	6,245	6,841
South Carolina Transp. Infrastructure Rev	5.750%	10/1/09 (1)(Prere.)	9,020	9,880
South Carolina Transp. Infrastructure Rev	5.750%	10/1/09 (1)(Prere.)	8,495	9,305
South Carolina Transp. Infrastructure Rev	5.750%	10/1/11 (1)	6,925	7,540
South Carolina Transp. Infrastructure Rev	5.000%	10/1/28 (2)	10,005	10,341
South Carolina Transp. Infrastructure Rev	5.000%	10/1/33 (2)	30,125	30,916
				150,842
South Dakota (0.0%)
South Dakota Building Auth. Lease Rev	5.250%	12/1/10 (2)	4,800	4,993
Tennessee (1.0%)
Knoxville TN Health, Educ. & Housing Board Rev (Univ. Health System, Inc.)	5.400%	4/1/11	3,465	3,622
Knoxville TN Health, Educ. & Housing Board Rev (Univ. Health System, Inc.)	5.500%	4/1/12	2,660	2,779
Knoxville TN Health, Educ. & Housing Board Rev (Univ. Health System, Inc.)	5.500%	4/1/13	4,495	4,679
Knoxville TN Health, Educ. & Housing Board Rev (Univ. Health System, Inc.)	5.625%	4/1/14	2,000	2,085
Knoxville TN Health, Educ. & Housing Board Rev (Univ. Health System, Inc.)	5.750%	4/1/19	13,000	13,494
Memphis TN Electric System Rev	5.000%	12/1/09 (1)	60,140	63,573
Memphis TN Electric System Rev	5.000%	12/1/10 (1)	33,000	35,136
Shelby County TN GO	0.000%	12/1/11	10,000	7,886
				133,254

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (8.9%)
Austin TX Combined Util. System Rev	0.000%	11/15/10 (2)	5,000	4,116
Austin TX Combined Util. System Rev	0.000%	11/15/11 (2)	16,050	12,613
Austin TX Combined Util. System Rev	0.000%	11/15/11 (1)	18,100	14,224
Austin TX Combined Util. System Rev	6.000%	11/15/13 (1)	16,000	17,954
Austin TX Combined Util. System Rev	5.125%	5/15/14 (4)	28,900	29,905
Austin TX Combined Util. System Rev	0.000%	5/15/18 (3)	25,215	14,145
Austin TX Combined Util. System Rev	0.000%	5/15/19 (3)	28,160	14,994
Austin TX Independent School Dist. GO	5.750%	8/1/06 (Prere.)	3,470	3,540
Austin TX Independent School Dist. GO	5.750%	8/1/12	1,530	1,559
Brazos River TX Harbor Navigation Dist Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/08	58,000	59,844
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,760	2,980
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	3,105	3,353
Harris County TX Sports Auth. Rev	0.000%	11/15/23 (1)	7,000	2,842
Harris County TX Sports Auth. Rev	0.000%	11/15/25 (1)	11,000	3,986
Harris County TX Sports Auth. Rev	0.000%	11/15/27 (1)	11,000	3,541
Harris County TX Sports Auth. Rev	0.000%	11/15/31 (1)	7,570	1,959
Harris County TX Toll Road Rev	5.375%	8/15/12 (4)	10,000	10,936
Houston TX Airport System Rev	5.750%	7/1/11 (4)	6,560	7,015
Houston TX Airport System Rev	6.000%	7/1/11 (3)	4,200	4,466
Houston TX Airport System Rev	5.875%	7/1/12 (4)	7,015	7,568
Houston TX Airport System Rev	6.000%	7/1/12 (3)	4,460	4,742
Houston TX Airport System Rev	5.875%	7/1/14 (4)	5,000	5,394
Houston TX GO	7.000%	3/1/06 (Prere.)	4,125	4,181
Houston TX GO	7.000%	3/1/08	44,280	46,076
Houston TX GO	5.250%	3/1/09 (Prere.)	4,815	5,099
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,584
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,314
Houston TX GO	5.250%	3/1/11	1,185	1,244
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,135
Houston TX GO	5.000%	3/1/12 (1)	4,735	5,049
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,208
Houston TX GO	5.750%	3/1/13 (4)	375	410
Houston TX Higher Educ. Finance Corp.
(Rice Univ.) CP	2.750%	12/13/05	8,400	8,400
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,916
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,813

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,786
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,379
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	15,280
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,703
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,581
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	6,099
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,012
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,430
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	3,460
Houston TX Util. System Rev	5.125%	5/15/28 (1)	15,950	16,587
Houston TX Water & Sewer System Rev	0.000%	12/1/10 (2)	5,000	4,100
Houston TX Water & Sewer System Rev	5.750%	12/1/12 (2)(Prere.)	8,000	8,976
Houston TX Water & Sewer System Rev	5.500%	12/1/14 (4)	22,500	24,593
Houston TX Water & Sewer System Rev	5.500%	12/1/15 (4)	7,250	7,909
Lower Colorado River Auth. Texas Rev	5.750%	5/15/11 (4)	14,200	15,341
Lower Colorado River Auth. Texas Rev	5.000%	1/1/12 (4)(ETM)	2,520	2,698
Lower Colorado River Auth. Texas Rev	5.375%	5/15/12 (1)	3,975	4,294
Lower Colorado River Auth. Texas Rev	5.375%	5/15/13 (1)	3,000	3,230
Lower Colorado River Auth. Texas Rev	5.375%	5/15/14 (1)	4,475	4,834
Lower Colorado River Auth. Texas Rev	5.875%	5/15/14 (4)	5,000	5,422
Lower Colorado River Auth. Texas Rev	5.875%	5/15/15 (4)	24,000	26,044
Lower Colorado River Auth. Texas Rev	5.375%	5/15/16 (1)	2,000	2,152
Lower Colorado River Auth. Texas Rev	5.375%	5/15/17 (1)	3,000	3,222
Lower Colorado River Auth. Texas Rev	5.375%	5/15/19 (1)	3,000	3,222
Lower Colorado River Auth. Texas Rev	5.375%	5/15/20 (1)	2,000	2,133
North Texas Health Fac. Dev.	5.750%	2/15/10 (1)	4,115	4,386
San Antonio TX Electric & Gas Rev	5.800%	2/1/06 (ETM)	180	181
San Antonio TX Electric & Gas Rev	5.800%	2/1/06 (ETM)	825	831
San Antonio TX Electric & Gas Rev	5.800%	2/1/06	3,275	3,296
San Antonio TX Electric & Gas Rev	5.250%	2/1/07 (Prere.)	610	632
San Antonio TX Electric & Gas Rev	5.250%	2/1/07 (Prere.)	725	751
San Antonio TX Electric & Gas Rev	5.250%	2/1/07 (Prere.)	7,635	7,910
San Antonio TX Electric & Gas Rev	5.600%	2/1/07 (Prere.)	745	775
San Antonio TX Electric & Gas Rev	5.250%	2/1/09 (Prere.)	5,910	6,304

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Antonio TX Electric & Gas Rev	5.250%	2/1/09 (Prere.)	2,985	3,184
San Antonio TX Electric & Gas Rev	5.250%	2/1/09 (Prere.)	2,110	2,251
San Antonio TX Electric & Gas Rev	5.250%	2/1/10	6,140	6,348
San Antonio TX Electric & Gas Rev	5.750%	2/1/10 (Prere.)	20,440	22,294
San Antonio TX Electric & Gas Rev	5.750%	2/1/10 (Prere.)	10,205	11,130
San Antonio TX Electric & Gas Rev	5.750%	2/1/10 (Prere.)	12,100	13,197
San Antonio TX Electric & Gas Rev	5.750%	2/1/10 (Prere.)	9,200	10,034
San Antonio TX Electric & Gas Rev	5.500%	2/1/11	12,225	13,263
San Antonio TX Electric & Gas Rev	5.000%	2/1/12 (4)	5,000	5,329
San Antonio TX Electric & Gas Rev	5.250%	2/1/12	5,515	5,857
San Antonio TX Electric & Gas Rev	5.375%	2/1/12 (Prere.)	8,140	8,804
San Antonio TX Electric & Gas Rev	5.375%	2/1/12 (Prere.)	10,000	10,816
San Antonio TX Electric & Gas Rev	5.375%	2/1/12 (Prere.)	6,490	7,020
San Antonio TX Electric & Gas Rev	5.375%	2/1/12 (Prere.)	5,445	5,889
San Antonio TX Electric & Gas Rev	5.250%	2/1/13	3,890	4,131
San Antonio TX Electric & Gas Rev	5.250%	2/1/13	5,000	5,416
San Antonio TX Electric & Gas Rev	5.375%	2/1/13	10,000	10,911
San Antonio TX Electric & Gas Rev	5.375%	2/1/15	7,250	7,965
San Antonio TX Electric & Gas Rev	5.375%	2/1/16	16,825	18,111
San Antonio TX Electric & Gas Rev	5.375%	2/1/17	7,580	8,151
San Antonio TX Electric & Gas Rev	5.000%	2/1/24	17,600	18,259
San Antonio TX Electric & Gas Rev	5.000%	2/1/25	39,660	41,083
San Antonio TX Independent School Dist. GO	5.000%	8/15/16	8,460	9,040
Tarrant County TX Health Resources	5.750%	2/15/13 (1)	7,670	8,175
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,136
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,729
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18	10,000	10,715
Texas GO Public Finance Auth	5.500%	10/1/09	7,000	7,519
Texas GO Public Finance Auth	5.500%	10/1/12	13,455	14,722
Texas GO Public Finance Auth	5.500%	10/1/13	19,175	20,981
Texas GO Public Finance Auth	5.375%	10/1/14	21,310	23,262
Texas Muni. Power Agency Rev	0.000%	9/1/10 (2)(ETM)	705	586
Texas Muni. Power Agency Rev	0.000%	9/1/10 (2)	11,135	9,281
Texas Muni. Power Agency Rev	0.000%	9/1/12 (2)	4,815	3,655
Texas Muni. Power Agency Rev	0.000%	9/1/12 (2)(ETM)	360	273
Texas Muni. Power Agency Rev	0.000%	9/1/13 (1)(ETM)	125	90
Texas Muni. Power Agency Rev	0.000%	9/1/13 (1)	11,375	8,199
Texas Muni. Power Agency Rev	0.000%	9/1/14 (1)(ETM)	125	86
Texas Muni. Power Agency Rev	0.000%	9/1/14 (1)	5,540	3,779
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)(ETM)	110	72

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)	13,140	8,505
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)(ETM)	110	68
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)	22,795	13,997
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)(ETM)	415	244
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)	31,295	18,243
Texas TRAN	4.500%	8/31/06	50,000	50,562
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/08	53,195	55,358
Tomball TX Hosp. Auth. Rev	5.750%	7/1/14	8,500	8,841
Tomball TX Hosp. Auth. Rev	6.000%	7/1/19	3,600	3,759
Univ. of Houston TX Rev	5.250%	2/15/09 (4)	3,080	3,251
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/11 (Prere.)	8,290	9,032
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/14	7,590	8,301
				1,137,562
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/09 (1)(ETM)	5,180	5,502
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/09 (1)	36,060	38,056
Intermountain Power Agency Utah Power Supply Rev. CP	2.760%	12/13/05 (2)	6,000	6,000
Utah GO	5.000%	7/1/12	5,000	5,387
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/10 (4)	7,000	5,918
				60,863
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/19	5,865	6,557
Virginia (0.3%)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	2,070
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,072
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	648
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	616
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	8,198
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,226
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,532
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,239
Virginia College Building Auth. Educ. Fac. Rev Public Higher Educ	5.750%	9/1/10 (Prere.)	4,310	4,737
Virginia College Building Auth. Educ. Fac. Rev Public Higher Educ	5.750%	9/1/11	4,085	4,477

Intermediate-Term Tax- Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public School Auth. Rev	5.000%	8/1/08	7,675	8,018
Virginia Public School Auth. Rev	5.250%	8/1/08	5,585	5,871
				43,704
Washington (0.6%)
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	6,450
King County WA School Dist. GO	5.500%	12/1/07 (3)(Prere.)	5,635	5,900
Port of Seattle WA Rev	6.000%	2/1/15 (1)	2,370	2,650
Snohomish County WA Mukilteo School Dist	6.500%	12/1/11	5,825	6,618
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/08 (2)	3,500	3,715
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/09 (2)	3,000	3,252
Washington GO	6.250%	2/1/11	6,680	7,250
Washington GO	5.500%	7/1/11	6,755	7,297
Washington GO	5.700%	10/1/15 (4)	10,000	11,118
Washington GO	5.000%	1/1/28 (4)	19,295	19,953
				74,203
West Virginia (0.2%)
West Virginia Building Comm. Rev	5.250%	7/1/08 (1)	2,150	2,253
West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,715
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,441
West Virginia School Building Auth. Rev	5.300%	7/1/09 (2)	8,000	8,410
				26,819
Wisconsin (1.3%)
Wisconsin GO	5.200%	5/1/06 (Prere.)	4,150	4,196
Wisconsin GO	5.000%	5/1/10	14,420	15,287
Wisconsin GO	5.000%	5/1/11	15,180	16,170
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,373
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,899
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	22,459
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,000	22,110
Wisconsin GO	5.250%	5/1/12	15,975	17,327
Wisconsin GO	5.250%	5/1/13	16,810	18,281
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,740
Wisconsin GO	5.500%	5/1/15 (1)	15,000	16,710
				165,552
Total Municipal Bonds (Cost $11,571,820)				11,819,800

Intermediate-TermTax-Exempt Fund
	Shares	Market Value• ($000)

Temporary Cash Investment (7.2%)

[3] Vanguard Municipal Cash Management Fund, 2.627%
(Cost $922,941)	922,941,016	922,941

Total Investments (100.0%)
(Cost $12,494,761)		12,742,741

Other Assets and Liabilities (0.0%)
Other Assets-Note B		201,399

Liabilities		(209,344)

		(7,945)

Net Assets (100%)		12,734,796

At October 31, 2005, net assets consisted of:[4]
Amount ($000)

Paid-in Capital	12,562,875

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(81,218)

Unrealized Appreciation
Investment Securities	247,980

Futures Contracts	5,159

Net Assets	12,734,796

Investor Shares-Net Assets

Applicable to 357,732,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,744,906

Net asset value per share-Investor Shares	$13.26

Admiral Shares-Net Assets

Applicable to 602,382,457 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,989,890

Net asset value per share-Admiral Shares	$13.26

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security-interest payments in default.
1	Securities with a value of $23,818,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2005.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield.
4	See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (98.9%)
Alabama (0.2%)
Medical Clinic Board of Montgomery AL Rev (Jackson Hosp.)	6.000%	3/1/26 (2)	5,500	5,653
Alaska (0.3%)
Anchorage AK Electric Rev	8.000%	12/1/09 (1)	2,565	2,992
Anchorage AK Electric Rev	8.000%	12/1/10 (1)	2,960	3,542
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,342
				9,876
Arizona (3.0%)
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,159
Arizona State Univ. COP	5.375%	7/1/14 (1)	4,340	4,719
Arizona State Univ. COP	5.375%	7/1/15 (1)	4,905	5,311
Arizona State Univ. COP	5.375%	7/1/16 (1)	5,345	5,787
Arizona State Univ. COP	5.375%	7/1/17 (1)	4,460	4,818
Arizona State Univ. COP	5.375%	7/1/18 (1)	5,520	5,963
Arizona State Univ. COP	5.375%	7/1/19 (1)	2,285	2,468
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,587
Mesa AZ Util. System Rev	5.250%	7/1/14 (3)	10,000	10,961
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/15 (3)	5,290	5,453
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/16 (3)	5,595	5,766
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/17 (3)	5,915	6,111
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/19 (3)	6,630	6,849
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/20 (3)	6,770	6,994
Tucson AZ Water System Rev	5.500%	7/1/17 (3)	4,850	5,332
				90,278
Arkansas (0.3%)
North Little Rock AR Electric Rev	6.500%	7/1/10 (1)	3,500	3,787
North Little Rock AR Electric Rev	6.500%	7/1/15 (1)	4,500	5,250
				9,037
California (11.2%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	15,945
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,797
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,837
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,497
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,719

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	2/1/17 (2)	2,500	2,638
California GO	5.000%	2/1/18 (2)	3,565	3,747
California GO	5.000%	2/1/19 (2)	1,500	1,571
California GO	5.000%	8/1/24 (4)	37,225	38,768
California Health Fac. Finance Auth. Rev (Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,691
California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	26,084
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	27,912
Los Angeles CA USD COP VRDO	2.740%	11/7/05 (2)	5,100	5,100
Los Angeles CA USD GO	5.250%	7/1/19 (4)	9,000	9,699
Los Angeles CA USD GO	5.250%	7/1/20 (4)	9,000	9,693
Modesto CA Irrigation Dist. Finance Auth. Rev (Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	25,505
MSR California Public Power Agency Rev (San Juan Project)	6.125%	7/1/13 (2)	9,000	10,151
MSR California Public Power Agency Rev (San Juan Project)	6.750%	7/1/20 (1)(ETM)	11,910	14,206
MSR California Public Power Agency Rev (San Juan Project) VRDO	2.690%	11/1/05 (1)	3,000	3,000
Palo Alto CA USD GO	5.000%	8/1/20 (4)	9,045	9,552
Palo Alto CA USD GO	5.000%	8/1/21 (4)	9,110	9,591
Sacramento CA Muni. Util. Dist. Rev	6.500%	9/1/13 (1)	8,895	10,246
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,376
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	15,944
San Diego CA USD GO	5.000%	7/1/29 (4)	10,000	10,380
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/32 (1)	70,150	18,668
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	2,000	2,194
Santa Rosa CA Waste Water Rev	6.000%	9/1/15 (3)	5,000	5,667
Ukiah CA Electric Rev	6.250%	6/1/18 (1)	6,330	7,344
				338,522
Colorado (4.8%)
Colorado Springs CO Util. System Rev	5.375%	11/15/16 (2)	12,790	13,891
Colorado Springs CO Util. System Rev	5.375%	11/15/17 (2)	13,490	14,661
Colorado Springs CO Util. System Rev	5.375%	11/15/18 (2)	10,000	10,868
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/08 (1)	14,355	12,987
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/15 (1)	5,795	3,726
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/19 (1)	8,000	4,156
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/24 (1)	19,225	7,571
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/25 (1)	4,900	1,826
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/29 (1)	23,500	7,034
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/30 (1)	20,000	5,693

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
E-470 Public Highway Auth. Colorado Rev	5.750%	9/1/35 (1)	9,750	10,757
Northern Colorado Water Conservation Dist. Rev	6.500%	12/1/12 (2)	20,575	21,695
Northwest Parkway Public Highway Auth Colorado Convertible Capital Appreciation	0.000%	6/15/18 (4)	5,960	4,929
Northwest Parkway Public Highway Auth Colorado Convertible Capital Appreciation	0.000%	6/15/21 (2)	15,000	12,423
Northwest Parkway Public Highway Auth Colorado Convertible Capital Appreciation	0.000%	6/15/25 (4)	16,000	13,241
				145,458
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000	10,692
District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/13 (3)	4,050	4,362
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/14 (3)	5,270	5,749
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/15 (3)	5,585	6,068
				16,179
Florida (5.8%)
Davie FL Water & Sewer Rev	6.375%	10/1/12 (2)	2,620	2,972
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/17 (1)	3,250	3,422
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.000%	10/1/18 (1)	7,855	8,188
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/18 (1)	3,420	3,591
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,639
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/19 (1)	3,595	3,765
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/21 (1)	3,985	4,155
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/22 (1)	2,195	2,283
Hillsborough County FL Aviation Auth. Rev (Tampa International Airport)	5.250%	10/1/23 (1)	2,185	2,271
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,574
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	6,306
Orange County FL Health Fac. Auth. Rev (Adventist Sunbelt Group)	6.250%	11/15/10 (2)	4,000	4,090
Orlando & Orange County FL Expressway Auth	8.250%	7/1/13 (3)	9,695	12,492
Orlando & Orange County FL Expressway Auth. VRDO	2.670%	11/7/05 (2)	4,945	4,945
Orlando & Orange County FL Expressway Auth. VRDO	2.680%	11/7/05 (4)	13,000	13,000

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Orlando & Orange County FL Expressway Auth. VRDO	2.680%	11/7/05 (4)	1,000	1,000
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/15 (3)	4,000	5,012
Sarasota County FL Public Hosp. Rev (Sarasota Memorial Hosp.)	5.750%	10/1/17 (1)	14,500	15,310
Tampa Bay FL Water Util. System Rev	5.500%	10/1/22 (3)	23,530	26,837
Tampa FL Util. Rev	6.750%	10/1/10 (2)	9,330	10,659
Tampa FL Util. Rev	6.750%	10/1/11 (2)	9,965	11,566
Tampa FL Util. Rev	6.750%	10/1/12 (2)	10,635	12,534
				175,611
Georgia (4.2%)
Atlanta GA Water & Wastewater Rev	5.500%	11/1/15 (3)	8,500	9,478
Atlanta GA Water & Wastewater Rev	5.500%	11/1/16 (3)	7,000	7,848
Atlanta GA Water & Wastewater Rev	5.500%	11/1/17 (3)	8,000	8,989
Atlanta GA Water & Wastewater Rev. VRDO	2.720%	11/1/05 (4)	4,930	4,930
Dalton County GA Dev. Auth (Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	13,521
Fulton DeKalb GA Hosp. Auth	5.250%	1/1/14 (4)	15,805	17,203
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.700%	7/1/13 (1)	5,000	5,376
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/14 (1)	5,000	5,396
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/15 (1)	3,680	3,956
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.500%	7/1/20 (1)	24,740	26,336
Henry County GA School Dist. GO	6.450%	8/1/11 (1)	4,000	4,425
Private Colleges & Univ. Auth. of Georgia Rev (Emory Univ.)	5.000%	9/1/16	12,450	13,380
Private Colleges & Univ. Fac. Auth. of Georgia Rev (Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,892
				126,730
Hawaii (4.2%)
Hawaii Airport System Rev	5.750%	7/1/16 (3)	16,245	17,485
Hawaii Airport System Rev	5.750%	7/1/17 (3)	12,175	13,104
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,855
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.650%	10/1/27 (1)	9,750	10,469
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,606
Hawaii GO	5.000%	7/1/21 (2)	15,425	16,233
Hawaii GO	5.000%	7/1/22 (2)	14,285	14,987

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii Highway Rev	5.250%	7/1/06 (Prere.)	1,150	1,189
Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,758
Univ. of Hawaii Univ. System Rev	5.500%	7/15/18 (3)	4,615	5,041
Univ. of Hawaii Univ. System Rev	5.500%	7/15/19 (3)	2,330	2,545
Univ. of Hawaii Univ. System Rev	5.500%	7/15/29 (3)	21,000	22,784
				128,056
Illinois (7.1%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,639
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	269
Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,194
Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,171
Chicago IL GO	0.000%	1/1/24 (1)	9,490	7,860
Chicago IL GO	0.000%	1/1/25 (1)	5,000	4,143
Chicago IL GO	0.000%	1/1/28 (1)	10,805	8,881
Chicago IL GO	5.500%	1/1/38 (1)	24,600	26,452
Chicago IL Midway Airport Rev	5.500%	1/1/14 (4)	6,410	6,790
Chicago IL Midway Airport Rev	5.500%	1/1/15 (4)	4,760	5,056
Chicago IL Midway Airport Rev	5.500%	1/1/16 (4)	7,135	7,574
Chicago IL Midway Airport Rev	5.500%	1/1/17 (4)	7,525	7,976
Chicago IL Midway Airport Rev	5.500%	1/1/18 (4)	7,940	8,387
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,906
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,392
1 Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	27,225
Chicago IL Water Rev	5.750%	11/1/30 (2)	12,000	14,177
Cook County IL GO	7.250%	11/1/07 (1)(ETM)	4,140	4,282
Illinois Health Fac. Auth. Rev (Carle Foundation) VRDO	2.700%	11/7/05 (2)	2,580	2,580
Illinois Health Fac. Auth. Rev (Univ. of Chicago Hosp. & Health Systems) VRDO	2.740%	11/1/05 (1)	1,100	1,100
Illinois Regional Transp. Auth (Cook, DuPage, and Kane Counties) GO	7.200%	11/1/20 (2)	24,000	29,915
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/25 (1)	40,600	15,238
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/35 (1)	40,000	8,879
				215,086
Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/13 (1)(ETM)	13,250	14,638

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/06 (1)	15,000	14,957
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/06 (1)(Prere.)	6,300	6,572
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,115
				24,644
Kentucky (2.5%)
Jefferson County KY Health Fac. Rev (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,131
Louisville & Jefferson County KY Metro. Sewer Dist	6.000%	5/15/31 (3)	51,960	56,935
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/33 (3)	2,335	2,535
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/11 (4)	3,355	3,609
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/13 (4)	2,600	2,811
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/15 (4)	3,675	3,940
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/17 (4)	2,430	2,614
				75,575
Louisiana (1.2%)
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/23 (3)	8,065	8,342
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	6,890
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	8,051
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	6,177
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.700%	5/15/16 (4)	4,900	5,264
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.750%	5/15/21 (4)	2,950	3,166
				37,890
Maryland (1.8%)
Maryland Econ. Dev. Corp. Rev. VRDO	2.800%	11/1/05 (2)	5,645	5,645
Maryland Health & Higher Educ. Fac. Auth. Rev (Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	33,011
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,423
				54,079
Massachusetts (6.5%)
Massachusetts College Building Auth. Rev	0.000%	5/1/17 (1)(ETM)	7,460	4,468
Massachusetts Dev. Finance Agency Rev (Boston Univ.) VRDO	2.730%	11/7/05 (10)	3,900	3,900
Massachusetts Dev. Finance Agency Rev (Brooks School) VRDO	2.690%	11/7/05 (1)	3,400	3,400

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	22,250	24,217
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,558
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,186
Massachusetts GO	5.500%	10/1/20 (1)	7,500	8,483
Massachusetts GO	5.250%	8/1/22	6,775	7,469
Massachusetts GO	5.500%	12/1/22 (4)	25,580	29,166
Massachusetts GO	5.500%	12/1/22 (2)	11,665	13,300
Massachusetts GO	5.500%	12/1/24 (2)	10,000	11,424
Massachusetts Health & Educ. Fac. Auth. Rev (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	19,150	20,900
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/14 (1)	11,135	12,023
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/14 (3)(Prere.)	10,000	11,186
Massachusetts Water Resources Auth. Rev. VRDO	2.650%	11/7/05 (2)	9,970	9,970
				196,650
Michigan (2.9%)
Detroit MI Sewer System Rev	5.450%	7/1/07 (3)(ETM)	6,850	7,078
Detroit MI Sewer System Rev	5.750%	1/1/10 (3)(Prere.)	5,000	5,482
Detroit MI Water Supply System	5.500%	7/1/33 (3)	22,000	23,707
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08 (1)	18,375	20,069
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (3)	25,000	32,146
				88,482
Minnesota (1.7%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30 (2)	9,000	9,279
St. Cloud MN Health Care Rev (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	40,918
St. Cloud MN Health Care Rev (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,730
				52,927
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,368
Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.000%	1/1/08 (1)	15,000	13,976
Nevada (0.2%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,000

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (11.5%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (3)	4,335	5,195
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/14 (1)	10,185	11,917
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/15 (1)	10,820	12,748
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	27,590
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	15,000	17,167
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,445
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	10,000	11,456
New Jersey Health Care Fac. Financing Auth. Rev (St. Barnabas Health Care)	5.250%	7/1/15 (1)	5,750	6,074
New Jersey Health Care Fac. Financing Auth. Rev (Virtua Health)	5.250%	7/1/14 (4)	10,685	11,283
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)(ETM)	2,995	3,382
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)	15,800	17,796
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10 (2)	64,260	64,394
New Jersey Transit Corp. Capital GAN	5.500%	2/1/11 (2)	5,000	5,010
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/21 (1)	34,000	38,453
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/22 (2)	13,500	14,887
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/23 (2)	6,000	6,616
New Jersey Turnpike Auth. Rev	6.500%	1/1/13 (1)(ETM)	30,000	35,059
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	270	316
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)	790	922
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	3,940	4,609
New Jersey Turnpike Auth. Rev	5.000%	1/1/21 (4)	15,650	16,484
New Jersey Turnpike Auth. Rev	0.000%	1/1/35 (2)	23,500	15,035
New Jersey Turnpike Auth. Rev. VRDO	2.680%	11/7/05 (4)	9,500	9,500
				347,338
New Mexico (0.2%)
Albuquerque NM Hosp. System Rev (Presbyterian Health)	6.375%	8/1/07 (1)	5	5
Farmington NM Util. System Rev	5.750%	5/15/13 (3)(ETM)	1,500	1,578
New Mexico Highway Comm. Tax Rev	6.000%	6/15/10 (Prere.)	3,000	3,313
				4,896
NewYork (6.5%)
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/13 (4)	11,000	8,130
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,119
Metro. New York Transp. Auth. Rev. VRDO	2.660%	11/7/05 (4)	700	700
Nassau County NY Interim Finance Auth. VRDO	2.680%	11/7/05 (4)	3,000	3,000

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.375%	6/15/16 (4)	31,265	33,872
New York City NY Muni. Water Finance Auth Water & Sewer System Rev. VRDO	2.650%	11/1/05 (3)	900	900
New York City NY Muni. Water Finance Auth Water & Sewer System Rev. VRDO	2.690%	11/1/05 (3)	1,900	1,900
New York City NY Transitional Finance Auth. Rev. VRDO	2.690%	11/1/05	3,200	3,200
New York State Dormitory Auth. Rev	5.500%	3/15/18 (2)	5,000	5,622
New York State Dormitory Auth. Rev	5.500%	3/15/21 (2)	9,435	10,710
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/18 (3)	9,740	10,953
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/22 (3)	6,730	7,679
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,490	6,274
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	4.700%	11/1/08 (1)	6,320	6,556
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	4.800%	11/1/09 (1)	12,205	12,756
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	4.900%	11/1/10 (1)	4,055	4,237
2 New York State Thruway Auth. Rev. TOB VRDO	2.730%	11/7/05 (2)	20,990	20,990
New York State Urban Dev. Corp. Rev (Personal Income Tax) GO	5.500%	3/15/24 (1)	10,000	11,417
Suffolk County NY Water Auth. Rev	5.750%	6/1/13 (2)(ETM)	7,345	8,021
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/22 (Prere.)	12,325	13,724
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/22 (Prere.)	7,000	7,971
				199,731
North Carolina (0.5%)
North Carolina Medical Care Rev (Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,425
Ohio (1.3%)
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/21 (1)	11,480	11,758
Franklin County OH Convention Center Rev	0.000%	12/1/06 (1)	4,355	4,212
Kent State Univ. Ohio VRDO	2.780%	11/7/05 (1)	3,000	3,000
Ohio Common Schools PUT	2.450%	9/14/07	10,400	10,206
Ohio GO	7.625%	8/1/09	4,345	4,966
Univ. of Cincinnati OH General Receipts VRDO	2.700%	11/7/05 (2)	5,000	5,000
				39,142
Oregon (1.1%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,875
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,291

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,526
Portland OR Sewer System Rev	5.500%	6/1/06 (1)(Prere.)	14,250	14,457
				32,149
Pennsylvania (4.6%)
Allegheny County PA Airport Rev (Pittsburgh International Airport)	5.750%	1/1/13 (1)	4,000	4,295
Allegheny County PA Higher Educ. Building Auth (Carnegie Mellon Univ.) VRDO	2.720%	11/1/05	300	300
Dauphin County PA General Auth Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (1)	9,415	10,517
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/16 (3)(ETM)	9,970	11,769
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/19 (3)(ETM)	10,000	11,732
Pennsylvania Higher Educ. Fac. Auth Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,429
Pennsylvania Higher Educ. Fac. Auth Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,439
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.500%	7/1/15 (2)	20,805	22,646
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.000%	8/15/15 (3)	7,500	8,032
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/10 (3)	15,000	17,148
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/11 (3)	16,500	19,188
Philadelphia PA Water & Waste Water Rev. VRDO	2.690%	11/7/05 (4)	3,500	3,500
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/14 (3)(ETM)	4,645	5,392
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.700%	11/7/05 (2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	700	700
				140,687
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/21 (1)	5,000	5,543
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/22 (1)	2,930	3,251
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	43,135
				51,929
South Carolina (0.6%)
South Carolina Public Service Auth. Rev	5.000%	1/1/20 (1)	4,500	4,757
South Carolina Public Service Auth. Rev	5.000%	1/1/21 (1)	12,000	12,655
				17,412

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev (McKennan Hosp.)	7.625%	1/1/08 (1)(Prere.)	10,065	10,883
Tennessee (1.1%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	12,115	13,310
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev (Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,856
Shelby County TN GO	5.250%	4/1/10 (Prere.)	12,750	13,672
Tennessee Health, Educ. & Housing Fac (Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,836
Tennessee Health, Educ. & Housing Fac (Methodist Health System)	5.500%	8/1/12 (1)	815	833
				33,507
Texas (6.8%)
Dallas-Fort Worth TX International Airport Rev	5.750%	11/1/15 (3)	10,000	10,804
Harris County TX GO	0.000%	10/1/15 (1)	17,545	11,312
Harris County TX Hosp. Dist. Rev	6.000%	2/15/13 (1)	12,910	14,140
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	7,012
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,567
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,986
Houston TX GO	5.500%	3/1/15 (4)	8,440	9,122
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,658
Houston TX Water & Sewer System Rev	5.500%	12/1/16 (4)	7,000	7,637
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,247
Lower Colorado River Auth. Texas Rev	5.625%	1/1/15 (4)(Prere.)	3,055	3,433
Northeast Texas Hosp. Auth (Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	4,254
Northeast Texas Hosp. Auth (Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,187
Northeast Texas Hosp. Auth (Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,787
Northeast Texas Hosp. Auth (Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,450
Texas Muni. Power Agency Rev	0.000%	9/1/14 (1)(ETM)	750	514
Texas Muni. Power Agency Rev	0.000%	9/1/14 (1)	34,250	23,365
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)(ETM)	335	218
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)	16,665	10,787
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)(ETM)	275	170
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)	13,375	8,213
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)(ETM)	400	235

Insured Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)	19,600	11,426
Texas Turnpike Auth. Dallas Northway Rev (President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,129
Texas Water Dev. Board GO	5.750%	8/1/26	5,595	6,117
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	11,349
Texas Water Dev. Board Rev	5.500%	7/15/21	9,825	10,414
Texas Water Finance Assistance GO	5.500%	8/1/24	7,850	8,332
				204,865
Washington (1.3%)
Chelan County WA Public Util Chelan Hydro Consolidated System Rev	6.050%	7/1/32 (1)	19,440	21,821
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	9,574
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	8,118
				39,513
West Virginia (0.6%)
West Virginia Building Comm. Rev (Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,554
West Virginia Building Comm. Rev (Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	9,305
				17,859
Total Municipal Bonds (Cost $2,823,395)				2,995,743
Other Assets and Liabilities (1.1%)
Other Assets—Note B				48,040
Liabilities				(13,470)
				34,570
Net Assets (100%)				3,030,313

Insured Long-Term Tax-Exempt Fund

At October 31, 2005, net assets consisted of:[3]
Amount ($000)

Paid-in Capital	2,873,567

Undistributed Net Investment Income	—

Overdistributed Net Realized Gains	(15,877)

Unrealized Appreciation
Investment Securities	172,348

Futures Contracts	275

Net Assets	3,030,313

Investor Shares-Net Assets

Applicable to 83,035,177 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,043,098

Net asset value per share-Investor Shares	$12.56

Admiral Shares-Net Assets

Applicable to 158,190,988 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,987,215

Net asset value per share-Admiral Shares	$12.56

•	See Note A in Notes to Financial Statements .
1	Securities with a value of $6,331,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the value of this security represented 0.7% of net assets.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (90.4%)
Arizona (1.2%)
Arizona School Fac. Board Rev
(State School Improvement)	5.500%	7/1/11 (Prere.)	9,610	10,522
Arizona Transp. Board Highway Rev	5.000%	7/1/24	5,000	5,214
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/12 (2)	4,000	4,253
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/17 (2)	4,700	5,004
				24,993
California (11.6%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/30 (2)	5,000	1,424
Anaheim CA Public Finance Auth. Lease Rev	6.000%	9/1/14 (4)	2,500	2,878
California Dept. of Veteran Affairs Rev	5.450%	12/1/19 (2)	1,075	1,076
California GO	6.250%	9/1/12	5,000	5,587
California GO	5.250%	11/1/21	2,000	2,123
California GO	5.125%	11/1/23	3,000	3,129
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,594
California Health Fac. Finance Auth. Rev (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,082
California Public Works Board Lease Rev (Community College)	5.625%	3/1/16 (2)	11,370	11,690
California Public Works Board Lease Rev (Univ. of California)	5.000%	5/1/27	10,405	10,706
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/13	5,000	5,614
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/15 (2)	6,000	6,621
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/15	2,500	2,826
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/16 (2)	10,000	11,044
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/18 (2)	5,000	5,395
California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,384
California Statewide Community Dev. Auth. Rev (Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,360
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,429
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/15 (2)	4,670	5,015
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/07 (Prere.)	3,220	3,398
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/07 (Prere.)	4,345	4,585
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/11	1,780	1,868

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/12	2,405	2,524
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,427
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,143
San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,226
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	22,899
San Francisco CA City & County International Airport Rev	5.500%	5/1/17 (1)	6,570	6,989
San Francisco CA City & County International Airport Rev	5.500%	5/1/18 (1)	6,945	7,385
Southern California Public Power Auth. Rev (Transmission Project)	0.000%	7/1/14	8,500	5,765
Univ. of California Rev	5.000%	5/15/33 (2)	5,000	5,126
				235,312
Colorado (3.4%)
Colorado Dept. of Transp. Rev	6.000%	6/15/10 (2)(Prere.)	20,000	22,169
Colorado Dept. of Transp. Rev	5.500%	6/15/11 (1)(Prere.)	6,000	6,616
Denver CO City & County Airport Rev	5.500%	11/15/16 (3)	10,000	10,665
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/13 (1)	10,000	7,170
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/16 (1)	10,185	6,204
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/19 (1)	5,000	2,598
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/20 (1)	15,165	7,460
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/25 (1)	9,700	3,614
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/30 (1)	10,000	2,847
				69,343
Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.950%	9/1/28	3,700	3,952
Connecticut GO	5.000%	12/1/17 (1)	6,035	6,429
				10,381
District of Columbia (0.2%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,446
Florida (1.6%)
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/24	2,000	2,033
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/25	1,500	1,521
Highlands County FL Health Rev (Adventist Health System)	5.000%	11/15/30	5,000	5,023
Orange County FL School Board COP	5.375%	8/1/07 (1)(Prere.)	2,355	2,467
Orange County FL School Board COP	5.375%	8/1/17 (1)	2,645	2,757

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sunrise FL Util. System Rev	5.500%	10/1/18 (2)	12,000	13,425
Tallahassee FL Health Fac. Rev (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/30	6,000	6,402
				33,628
Georgia (4.6%)
Atlanta GA Airport Fac. Rev	6.250%	1/1/13 (3)	8,000	8,765
Atlanta GA Airport Fac. Rev	5.875%	1/1/15 (3)	7,750	8,464
Atlanta GA Airport Fac. Rev	5.875%	1/1/17 (3)	7,500	8,176
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/34 (4)	9,500	9,767
Atlanta GA Water & Wastewater Rev	5.500%	11/1/22 (3)	10,000	11,346
Atlanta GA Water & Wastewater Rev	5.750%	11/1/25 (4)	8,350	9,851
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	11,500	12,588
Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,384
Georgia Muni. Electric Power Auth. Rev	6.375%	1/1/16 (1)	5,000	5,903
Metro. Atlanta GA Rapid Transp. Auth Georgia Sales Tax Rev	6.250%	7/1/18	12,170	14,190
				94,434
Hawaii (2.2%)
Hawaii Airport System Rev	5.750%	7/1/16 (3)	5,000	5,382
Hawaii Airport System Rev	5.750%	7/1/17 (3)	5,000	5,382
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.750%	12/1/18 (2)	12,470	13,361
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,557
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,160
Univ. of Hawaii Univ. System Rev	5.500%	7/15/29 (3)	12,980	14,083
				44,925
Illinois (5.9%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	5,396
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	3,554
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,362
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	22,481
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	18,443
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,971
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,597
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/11 (2)(Prere.)	8,750	9,604
Chicago IL Water Rev. VRDO	2.700%	11/7/05 LOC	8,040	8,040
Illinois Sales Tax Rev	6.125%	6/15/10 (Prere.)	4,500	4,998
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	6.750%	6/1/10 (1)	6,000	6,635
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/14 (1)	16,100	10,836

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/12 (1)	5,795	4,472
Will County IL Community School Dist	0.000%	11/1/13 (4)	10,000	7,153
				119,542
Indiana (0.9%)
Indiana Office Building Comm. Rev (Capitol Complex)	6.900%	7/1/11	16,875	18,637
Kansas (0.3%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev	5.000%	9/1/32 (4)	5,000	5,155
Kentucky (1.3%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/10 (Prere.)	6,405	7,047
Kentucky Property & Building Comm. Rev	5.375%	8/1/11 (4)(Prere.)	8,050	8,771
Kentucky Property & Building Comm. Rev	5.375%	8/1/16 (4)	5,820	6,283
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/33 (3)	5,000	5,428
				27,529
Louisiana (1.9%)
Louisiana Gasoline and Fuel Tax Rev	5.375%	6/1/18 (2)	5,000	5,276
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/24 (3)	6,880	7,101
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/25 (3)	5,000	5,153
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,847
Louisiana GO	5.500%	5/15/14 (3)	6,180	6,644
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,337
				38,358
Maryland (1.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	14,828
Maryland Health & Higher Educ. Fac. Auth. Rev (Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	6,712
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,580
				30,120
Massachusetts (5.8%)
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/21	15,000	18,546
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,784
Massachusetts GO	5.500%	11/1/17 (4)	13,250	14,861
Massachusetts GO	5.250%	8/1/22	5,000	5,512
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,490
Massachusetts Port Auth. Rev	5.000%	7/1/08 (Prere.)	3,500	3,691

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/14 (3)(Prere.)	7,295	7,909
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/27 (3)	7,190	8,228
1 Massachusetts Water Resources Auth. Rev	6.500%	7/15/19	32,000	38,066
				117,087
Michigan (3.8%)
Detroit MI Sewer System Rev	5.750%	1/1/10 (3)(Prere.)	5,000	5,482
Detroit MI Sewer System Rev	5.500%	7/1/29 (3)	18,000	20,490
Detroit MI Sewer System Rev	5.125%	7/1/33 (1)	10,000	10,433
Grand Rapids MI Tax Increment Rev (Downtown Project)	6.875%	6/1/24 (1)	7,500	7,597
Michigan Building Auth. Rev	5.500%	10/15/16	5,500	5,997
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	10,257
Michigan Muni. Bond Auth. Rev (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,849
Univ. of Michigan Hosp. Rev. VRDO	2.690%	11/7/05	8,270	8,270
				77,375
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,484
Nebraska (1.7%)
Omaha NE GO	5.250%	4/1/24	5,000	5,580
Omaha NE GO	5.250%	4/1/25	7,500	8,389
Omaha NE GO	5.250%	4/1/26	7,580	8,486
Omaha NE GO	5.250%	4/1/27	10,730	11,989
				34,444
Nevada (0.4%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/24	2,000	2,120
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/16 (4)	5,000	5,429
				7,549
New Hampshire (1.7%)
Manchester NH General Airport Rev	5.625%	1/1/10 (4)(Prere.)	23,000	24,925
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	10,000	10,540
				35,465
New Jersey (4.3%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,381
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,445
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	10,311
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (4)	10,000	11,283

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	14,409
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/20 (3)	12,500	14,110
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/22 (2)	5,000	5,514
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/24 (3)	5,795	6,750
New Jersey Turnpike Auth. Rev	5.625%	1/1/10 (1)(Prere.)	2,060	2,234
				86,437
New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/21 (1)	10,000	10,753
New Mexico Highway Comm. Tax Rev	6.000%	6/15/10 (Prere.)	3,000	3,313
New Mexico Hosp. Equipment Loan Council Hosp System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	11,003
				25,069
New York (9.1%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	5,603
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,325
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	6,025
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,703
Liberty NY Dev. Corp. Rev (Goldman Sachs Headquarters)	5.250%	10/1/35	8,000	8,757
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	5,055
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,233
New York City NY GO	5.250%	8/1/12	8,535	9,169
New York City NY GO	5.000%	8/1/26	5,000	5,128
New York City NY Muni. Water Finance Auth Water & Sewer System Rev	5.750%	6/15/07 (Prere.)	3,500	3,681
New York City NY Transitional Finance Auth. Rev	6.250%	5/15/10 (Prere.)	265	299
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/21 (3)	12,550	14,268
New York State Dormitory Auth. Rev (Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,466
New York State Dormitory Auth. Rev (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,638
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	10,340	11,696
New York State Environmental Fac. Corp. Rev (Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	39,829
New York State Urban Dev. Corp. Rev (Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	7,976
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/17	10,000	10,817
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/21 (ETM)	10,000	12,016
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/22 (Prere.)	7,750	8,825
				184,509

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev	7.500%	1/1/10	4,935	5,681
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/18 (ETM)	4,625	5,665
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/11 (Prere.)	1,220	1,346
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/16	1,780	1,946
				14,638
Ohio (1.6%)
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,214
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,420
Lorain County OH Hosp. Fac. Rev (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,437
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	4,000	4,551
Ohio Water Dev. Auth. PCR	5.500%	12/1/22	6,355	7,271
Ohio Water Dev. Auth. Rev (Fresh Water Improvement)	5.500%	6/1/20	5,355	6,054
				31,947
Oregon (1.2%)
Port Auth. of Portland OR Airport Rev (Portland International Airport)	5.500%	7/1/14 (3)	3,865	4,142
Port Auth. of Portland OR Airport Rev (Portland International Airport)	5.500%	7/1/16 (3)	4,305	4,610
Umatilla County OR Hosp. Fac. Auth. Rev (Catholic Health Initiative)	5.000%	5/1/22	14,880	15,401
				24,153
Pennsylvania (2.1%)
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/10 (3)	20,000	22,863
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,988
Pittsburgh PA Water & Sewer Auth. Rev	6.500%	9/1/13 (3)	10,000	11,573
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	5.750%	12/1/21	2,335	2,491
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.780%	11/7/05	700	700
				41,615
Puerto Rico (1.0%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/14 (4)	2,000	2,123
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/14 (1)	2,000	2,123
Puerto Rico Infrastructure Financing Auth Special Tax Rev	0.000%	7/1/34 (2)	15,305	3,711

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,140
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,060	11,736
				20,833
South Carolina (2.1%)
Medical Univ. South Carolina Hosp. Auth Hosp. Fac. Rev	6.375%	8/15/12 (Prere.)	7,750	8,956
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/15 (3)(ETM)	2,035	2,413
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/15 (3)	12,210	14,399
South Carolina Jobs Econ. Dev. Auth Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,894
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/30	10,000	10,457
				42,119
Texas (11.3%)
Austin TX Combined Util. System Rev	0.000%	5/15/17 (3)	4,900	2,897
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/22 (1)	5,750	6,000
Brazos River TX Harbor Navigation Dist Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/08	10,000	10,318
Harris County TX GO	0.000%	10/1/14 (1)	5,550	3,771
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	3,006
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,512
Houston TX GO	5.750%	3/1/14 (4)	260	284
Houston TX GO	5.750%	3/1/15 (4)	265	289
Houston TX GO	5.750%	3/1/16 (4)	395	431
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	9,001
Houston TX Hotel Occupancy Tax & Special Rev (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	10,705
Houston TX Water & Sewer System Rev	0.000%	12/1/12 (2)	20,500	15,311
Lewisville TX Independent School Dist	0.000%	8/15/16	5,630	3,464
Lewisville TX Independent School Dist	0.000%	8/15/17	6,940	4,054
Lower Colorado River Auth. Texas Rev	6.000%	5/15/11 (4)	12,605	13,721
Lower Colorado River Auth. Texas Rev	5.875%	5/15/16 (4)	27,500	29,842
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	3,976
San Antonio TX Electric & Gas Rev	5.750%	2/1/10 (Prere.)	11,435	12,472
San Antonio TX Electric & Gas Rev	5.375%	2/1/12 (Prere.)	10,000	10,816
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,656
Texas Muni. Power Agency Rev	0.000%	9/1/13 (1)(ETM)	940	679
Texas Muni. Power Agency Rev	0.000%	9/1/13 (1)	38,730	27,918

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)(ETM)	335	218
Texas Muni. Power Agency Rev	0.000%	9/1/15 (1)	16,405	10,618
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)(ETM)	800	470
Texas Muni. Power Agency Rev	0.000%	9/1/17 (1)	39,170	22,834
				229,263
Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/07 (1)(Prere.)	995	1,056
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/19 (1)	2,005	2,117
				3,173
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev	6.500%	10/1/24	5,000	5,564
Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev (Washington & Lee Univ.)	5.750%	1/1/34	9,540	11,381
Washington (1.8%)
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,400
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	6,755
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	5,476
Port of Seattle WA Rev	5.625%	2/1/30 (1)	7,735	8,314
Washington GO	6.750%	2/1/15	3,450	4,016
Washington GO	5.625%	7/1/25	7,030	7,555
				35,516
West Virginia (0.5%)
West Virginia Building Comm. Rev (Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,930
Wisconsin (1.7%)
Wisconsin Clean Water Rev	6.875%	6/1/11	20,500	23,324
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	11,055
				34,379
Total Municipal Bonds (Cost $1,717,949)				1,833,733

Long-TermTax-Exempt Fund

	Shares	Market Value• ($000)

Temporary Cash Investment (8.5%)

[2] Vanguard Municipal Cash Management Fund, 2.627%
(Cost $172,503)	172,503,207	172,503

Total Investments (98.9%)
(Cost $1,890,452)	2,006,236

Other Assets and Liabilities (1.1%)

Other Assets—Note B	29,475

Liabilities	(6,475)

	23,000

Net Assets (100%)	2,029,236

At October 31, 2005, net assets consisted of:3
Amount ($000)

Paid-in Capital	1,923,806

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(12,882)

Unrealized Appreciation

Investment Securities	115,784

Futures Contracts	2,528

Net Assets	2,029,236

Investor Shares-Net Assets

Applicable to 56,975,523 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	639,629

Net asset value per share-Investor Shares	$11.23

Admiral Shares-Net Assets

Applicable to 123,780,369 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,389,607

Net asset value per share-Admiral Shares	$11.23

•	See Note A in Notes to Financial Statements .
1	ecurities with a value of $4,758,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For key to abbreviations and other references, see back cover.

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (99.2%)
Alabama (0.9%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/26 (1)	5,000	5,214
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,304
Courtland AL Dev. Board Solid Waste Disposal Rev (Champion International Corp.)	6.700%	11/1/29	9,500	10,164
Courtland AL Dev. Board Solid Waste Disposal Rev (International Paper Co.)	5.200%	6/1/25	10,000	9,819
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,230
				45,731
Arizona (1.0%)
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	15,888
Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	30,835
				46,723
Arkansas (0.1%)
North Little Rock AR Electric Rev	6.500%	7/1/15 (1)	3,450	4,025
California (13.8%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev (Housing Archstone Redwood)	5.300%	10/1/08	10,000	10,432
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	918
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,848
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	4,170	4,560
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/17	8,330	9,140
California GO	5.000%	8/1/23 (4)	20,000	20,877
California GO	5.125%	2/1/25	13,975	14,522
California GO	5.500%	2/1/25	25,000	28,057
California Infrastructure & Econ. Dev. Bank Rev (Workers' Compensation)	5.250%	10/1/13 (2)	30,000	32,927
California PCR Financing Auth. Rev (Pacific Gas & Electric Co.) PUT	3.500%	6/1/07 (3)	25,000	25,066
California PCR Financing Auth Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	17,155	17,856
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,096
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,072

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	7,000	7,152
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,916
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,146
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,949
California Public Works Board Lease Rev (Dept. of Corrections)	5.000%	6/1/06	8,445	8,537
California Public Works Board Lease Rev (Dept. of Corrections)	5.500%	6/1/19	7,000	7,583
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/12 (1)	25,000	27,579
California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,939
California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	33,092
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,148
California Statewide Community Dev. Auth Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/08	5,650	5,857
California Statewide Community Dev. Auth Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/08	5,000	5,183
California Statewide Community Dev. Auth Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/08	5,000	5,183
California Statewide Community Dev. Auth. Rev (Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,792
California Statewide Community Dev. Auth. Rev (Irvine Apartments) PUT	5.250%	5/15/13	37,785	39,036
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	3.850%	8/1/06	20,390	20,468
California Statewide Community Dev. Auth. Rev (Kaiser Permanente) PUT	4.350%	3/1/07	13,500	13,674
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/05	15,000	15,056
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,281
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	2,163
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,720	2,699
1 Clipper Tax-exempt TOB VRDO	2.850%	11/7/05	34,065	34,065
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/28 (1)	25,000	22,412
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,404
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,794
Lincoln CA Special Tax Communities Fac. Dist	5.450%	9/1/17	1,000	1,030
Lincoln CA Special Tax Communities Fac. Dist	5.750%	9/1/20	1,000	1,044
Lincoln CA Special Tax Communities Fac. Dist	5.900%	9/1/24	1,000	1,051
Lincoln CA Special Tax Communities Fac. Dist	5.950%	9/1/28	4,000	4,219
Lincoln CA Special Tax Communities Fac. Dist	6.000%	9/1/34	3,000	3,173
Rocklin CA Special Tax Communities Fac. Dist	5.000%	9/1/35	7,335	7,060

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roseville CA North Central Roseville Community Fac. Dist	5.400%	9/1/08	1,860	1,925
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,210
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,426
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,398
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,374
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,515
San Francisco CA City & County Redev. Agency Community Fac. Dist. (Mission Bay South)	5.150%	8/1/35	1,500	1,463
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/09 (1)	3,000	2,680
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/25 (1)	12,900	5,006
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/26 (1)	28,135	10,299
Santa Margarita CA Water Dist Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/30	3,000	3,149
				671,501
Colorado (3.0%)
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/11	7,775	8,445
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/12	8,200	8,850
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/13	3,000	3,216
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/15	5,130	5,454
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.500%	9/1/17	5,215	5,512
Colorado Health Fac. Auth. Rev (Catholic Health Initiatives)	5.250%	9/1/24	10,000	10,313
Colorado Health Fac. Auth. Rev (Covenant Retirement Community Inc.)	5.250%	12/1/25	19,500	19,835
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/08 (1)	14,000	12,666
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/09 (1)	16,195	14,042
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/10 (1)	7,185	5,949
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/12 (1)	26,795	20,220
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/13 (1)	5,000	3,585
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/14 (1)	8,000	5,424
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/15 (1)	5,000	3,215
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/18 (1)	5,000	2,738
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/23 (1)	7,500	3,125
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/25 (1)	10,000	3,726

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northwest Parkway Public Highway Auth Colorado Convertible Capital Appreciation	0.000%	6/15/25 (4)	10,000	8,276
				144,591
Connecticut (1.8%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	33,250	35,447
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	7,924
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,799
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,862
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,467
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,467
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,495
Connecticut GO	5.375%	11/15/21	5,000	5,418
Connecticut Special Tax Obligation Rev (Transp. Infrastructure)	5.250%	11/1/08 (4)(Prere.)	5,880	6,264
				90,143
District of Columbia (1.0%)
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/09 (3)	6,795	7,094
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/10 (3)	7,270	7,590
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/13 (1)	2,500	2,673
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/16 (1)	2,775	2,968
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/17 (1)	2,000	2,135
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/18 (1)	2,000	2,128
Metro. Washington Airports Auth Airport System Rev	5.500%	10/1/27 (1)	24,000	25,257
				49,845
Florida (3.2%)
Beacon Lakes FL Community Dev.	6.900%	5/1/35	18,500	19,408
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,970
Florida Board of Educ. Public Educ	5.000%	6/1/19 (3)	20,230	21,512
Lee County FL IDA Health Care Fac. Rev (Shell Point Village)	5.750%	11/15/11	1,475	1,547
Lee County FL IDA Health Care Fac. Rev (Shell Point Village)	5.750%	11/15/14	1,000	1,037
2 Miami-Dade County FL Aviation-Miami International Airport	5.000%	10/1/37 (10)	12,060	12,073

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
2 Miami-Dade County FL Aviation-Miami International Airport	5.000%	10/1/38 (11)	8,770	8,776
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,750	1,861
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,169
Orange County FL Health Fac. Auth. Rev (Orlando Regional Healthcare)	5.375%	7/1/20	1,100	1,078
Orange County FL Health Fac. Auth. Rev (Orlando Regional Healthcare)	5.700%	7/1/26	1,000	983
Orlando FL Special Assessment Rev (Conroy Road Interchange)	5.500%	5/1/10	855	857
Orlando FL Special Assessment Rev (Conroy Road Interchange)	5.800%	5/1/26	3,000	3,018
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/17 (ETM)	2,200	2,631
Palm Beach County FL Airport System Rev	5.750%	10/1/12 (1)	9,560	10,653
Palm Beach County FL Airport System Rev	5.750%	10/1/14 (1)	8,500	9,592
Tallahassee FL Health Fac. Rev (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/30	18,000	19,206
Tampa Bay FL Water Util. System Rev	5.250%	10/1/15 (3)	1,180	1,299
Tampa Bay FL Water Util. System Rev	5.250%	10/1/16 (3)	1,720	1,893
Tampa Bay FL Water Util. System Rev	5.500%	10/1/23 (3)	24,820	28,346
				156,909
Georgia (1.7%)
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.720%	11/1/05 (2)	8,090	8,090
Cartersville GA Water & Waste Water Fac (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,758
Dalton County GA Dev. Auth (Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,446
Fulton County GA Residential Care Fac (Canterbury Court)	6.125%	2/15/34	2,000	2,036
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/18 (1)	95	112
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/18 (1)	4,060	4,810
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/18 (1)(ETM)	845	1,008
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09 (2)	27,300	28,500
Richmond County GA Dev. Auth Environmental Improvement Rev	5.750%	11/1/27	3,000	3,067
Winder-Barrow County GA Joint Dev. Auth Solid Waste Disposal Rev (Republic Services, Inc.) VRDO	3.050%	11/7/05	23,800	23,800
				82,627

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii (1.1%)
Hawaii GO	5.000%	7/1/19 (2)	14,055	14,871
Hawaii GO	5.000%	7/1/20 (2)	14,850	15,664
Hawaii Harbor Capital Improvement Rev	5.500%	7/1/27 (1)	18,500	19,036
Honolulu HI City & County GO	0.000%	7/1/17 (3)	6,000	3,517
Honolulu HI City & County GO	0.000%	7/1/18 (3)	2,000	1,112
				54,200
Illinois (2.9%)
Chicago IL GO	0.000%	1/1/26 (1)	10,550	8,729
Chicago IL GO	0.000%	1/1/27 (1)	10,075	8,315
*Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/07	17,570	9,009
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	7,710	8,765
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,663
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/11 (2)(Prere.)	20,000	21,952
Illinois Dev. Finance Auth. Solid Waste Disp. Rev (Waste Management)	5.850%	2/1/07	10,000	10,256
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/43	9,000	9,453
Illinois Finance Auth. Rev (Friendship Village Schaumburg)	5.625%	2/15/37	3,000	2,972
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/35	4,000	3,967
Illinois Health Fac. Auth. Rev (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,237
Illinois Health Fac. Auth. Rev (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,622
Illinois Health Fac. Auth. Rev (Univ. of Chicago Hosp. & Health Systems) VRDO	2.740%	11/1/05 (1)	7,100	7,100
Illinois Sales Tax Rev	5.500%	6/15/16 (3)	3,000	3,339
Illinois Sales Tax Rev	5.750%	6/15/19 (3)	5,000	5,736
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/29 (1)	30,000	9,115
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/33 (1)	26,195	6,427
Metro. Pier & Exposition Auth Illinois Dedicated Sales Tax Rev	0.000%	12/15/35 (1)	37,000	8,213
				141,870
Indiana (1.8%)
Indiana Health Fac. Finance Auth. Rev (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	25,709
Indiana Office Building Comm. Rev (Capitol Complex)	6.900%	7/1/11	15,660	17,295

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indianapolis IN Airport Auth. Rev (Federal Express Corp.)	5.100%	1/15/17	21,000	21,687
Indianapolis IN Local Public Improvement Rev	6.750%	2/1/14	21,500	25,001
				89,692
Kansas (0.6%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/32	9,000	9,762
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/32	21,100	21,808
				31,570
Kentucky (1.0%)
Jefferson County KY Health Fac. Rev (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,342
Jefferson County KY Health Fac. Rev (Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,087
Kentucky Property & Building Comm. Rev	5.250%	10/1/15 (4)	5,300	5,790
Kentucky Property & Building Comm. Rev	5.250%	10/1/16 (4)	7,000	7,696
Kentucky Property & Building Comm. Rev	5.250%	10/1/17 (4)	2,000	2,201
Kentucky Turnpike Auth. Econ. Dev. Road Rev (Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,466
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	16,664
				49,246
Louisiana (0.5%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,021
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,276
				26,297
Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.200%	9/1/19	9,250	9,802
Maryland (2.6%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/31	25,000	26,805
Maryland Health & Higher Educ. Fac. Auth. Rev (Medlantic/Helix)	5.250%	8/15/38 (4)	32,055	35,273
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	17,160
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	5.750%	7/1/21	3,930	4,175
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	6.000%	7/1/22	3,000	3,255
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	5.250%	7/1/28	8,070	8,232
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	6.000%	7/1/32	6,500	6,982

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Health & Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System)	5.250%	7/1/34	15,500	15,765
Maryland Health &Higher Educ. Fac. Auth. Rev (Univ. of Maryland Medical System) VRDO	2.700%	11/7/05 (2)	8,705	8,705
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev (Our Lady of Good Counsel School)	5.500%	5/1/20	420	421
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,037
				128,810
Massachusetts (4.3%)
Massachusetts Dev. Finance Agency Resource Recovery Rev (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,196
Massachusetts GO	5.250%	8/1/22 (1)	25,000	27,718
Massachusetts GO	5.250%	8/1/23	30,000	33,078
Massachusetts GO	5.500%	12/1/23 (2)	18,780	21,438
Massachusetts Health & Educ. Fac. Auth. Rev (Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	23,197
Massachusetts Health & Educ. Fac. Auth. Rev (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	6,900	7,502
Massachusetts Health & Educ. Fac. Auth. Rev (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	18,334
*Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12	5,098	13
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/15 (1)	7,535	8,077
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/14 (3)(Prere.)	15,000	16,779
Massachusetts Water Resources Auth. Rev	6.500%	7/15/19	43,700	51,984
				210,316
Michigan (0.4%)
Delta County MI Econ. Dev. Corp. Rev (Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,562
Michigan GO PUT	3.150%	2/1/06	4,000	3,995
Univ. of Michigan Hosp. Rev. VRDO	2.700%	11/1/05	2,000	2,000
				18,557
Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	3,065
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/24 (2)	7,000	7,271
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/23	7,000	7,557
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/32	39,000	40,976

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rochester MN Health Care Fac. Rev (Mayo Foundation)	5.375%	11/15/18	8,850	9,309
Rochester MN Health Care Fac. Rev (Mayo Foundation)	5.500%	11/15/27	4,500	4,724
				72,902
Missouri (1.1%)
Missouri Dev. Finance Board Infrastructure Fac Branson Landing Rev	5.000%	6/1/35	4,000	4,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev (St. Luke's Mission Health System)	5.375%	11/15/16 (1)	7,000	7,266
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/27 (1)	10,000	11,299
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/28 (1)	10,000	11,296
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/29 (1)	6,000	6,773
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	11,362
				51,996
Nebraska (1.1%)
Lancaster County NE Hosp. Auth. Rev (BryanLGH Medical Center)	5.250%	6/1/31 (2)	5,500	5,671
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/16	21,345	22,857
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/17	22,370	23,919
				52,447
Nevada (1.3%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,161
1 Las Vegas NV Convention & Visitors Auth TOB VRDO	2.740%	11/7/05 (2)	14,800	14,800
Las Vegas Valley Water Dist. Nevada CP	2.750%	12/8/05	20,000	20,000
Washoe County NV Water Fac (Sierra Pacific Power Co.) PUT	5.000%	7/1/09	15,000	15,131
				62,092
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/09	20,925	20,499
New Jersey (11.2%)
Gloucester County NJ Improvement Auth Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,507
Gloucester County NJ Improvement Auth Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,659
Hudson County NJ Improvement Auth Solid Waste Systems Rev	6.125%	1/1/19	2,000	1,996
Hudson County NJ Improvement Auth Solid Waste Systems Rev	6.000%	1/1/29	7,500	7,388

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hudson County NJ Improvement Auth Solid Waste Systems Rev	6.125%	1/1/29	10,000	9,924
Hudson County NJ Improvement Auth Solid Waste Systems Rev	6.125%	1/1/29	2,000	2,001
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	21,010
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,684
New Jersey Econ. Dev. Auth. Rev (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,614
New Jersey Econ. Dev. Auth. Rev (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,528
New Jersey Econ. Dev. Auth. Rev (Lions Gate Project)	5.000%	1/1/15	825	824
New Jersey Econ. Dev. Auth. Rev (Lions Gate Project)	5.750%	1/1/25	710	718
New Jersey Econ. Dev. Auth. Rev (Lions Gate Project)	5.875%	1/1/37	1,230	1,249
New Jersey Econ. Dev. Auth. Rev (Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	19,994
New Jersey Econ. Dev. Auth. Rev (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	10,292
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,206
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/21 (3)	15,000	16,570
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	35,000	40,058
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	20,000	22,913
New Jersey Econ. Dev. Auth. Special Fac. Rev (Continental Airlines, Inc.)	6.625%	9/15/12	14,000	13,013
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (ETM)	2,390	2,698
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13	12,610	14,228
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,533
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,920
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/13 (Prere.)	16,000	17,722
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/13 (Prere.)	20,000	22,153
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/21 (1)	79,000	89,347
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/22 (2)	10,990	12,119
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/23 (3)	10,000	11,616
New Jersey Turnpike Auth. Rev	5.000%	1/1/22 (4)	16,630	17,477
New Jersey Turnpike Auth. Rev	0.000%	1/1/35 (2)	32,495	20,790
				546,751
New Mexico (1.3%)
Farmington NM PCR (Public Service-San Juan Project) PUT	2.100%	4/1/06	17,000	16,871
New Mexico Highway Comm. Tax Rev	6.000%	6/15/10 (Prere.)	11,000	12,146

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	30,314
Univ. of New Mexico Univ. Rev. GO	5.000%	7/1/32 (4) (7)	3,500	3,570
				62,901
NewYork (11.3%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,606
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,193
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,039
Liberty NY Dev. Corp. Rev (Goldman Sachs Headquarters)	5.250%	10/1/35	22,000	24,083
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/12 (4)	10,000	7,740
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/15 (4)	10,000	6,690
Long Island NY Power Auth Electric System Rev. VRDO	2.680%	11/1/05 LOC	5,100	5,100
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,119
Metro. New York Transp. Auth. Rev (Dedicated Petroleum Tax) VRDO	2.750%	11/7/05 (2)	29,000	29,000
Metro. New York Transp. Auth. Rev (Service Contract)	7.375%	7/1/08 (ETM)	12,585	13,390
Metro. New York Transp. Auth. Rev (Service Contract)	5.500%	7/1/14	15,460	17,048
Metro. New York Transp. Auth. Rev (Service Contract)	5.500%	7/1/15	28,165	31,095
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,647
Nassau County NY Interim Finance Auth. VRDO	2.680%	11/7/05 (4)	5,000	5,000
New York City NY GO	5.000%	8/1/19	23,355	24,304
New York City NY GO	5.000%	3/1/21	29,500	30,476
New York City NY GO	5.000%	3/1/22	30,975	31,905
New York City NY GO	5.000%	3/1/23	32,525	33,451
New York City NY GO VRDO	2.670%	11/1/05 LOC	3,000	3,000
New York City NY Muni. Water Finance Auth Water & Sewer System Rev. VRDO	2.690%	11/1/05 (3)	10,000	10,000
New York City NY Muni. Water Finance Auth Water & Sewer System Rev. VRDO	2.700%	11/1/05	3,000	3,000
New York State Dormitory Auth. Rev	5.500%	3/15/19 (2)	10,000	11,275
New York State Dormitory Auth. Rev	5.500%	3/15/20 (2)	10,360	11,718
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	4,740	5,198
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/19 (3)	21,610	24,363
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	16,390
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	4.900%	11/1/10 (1)	8,760	9,152

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	5.000%	11/1/11 (1)	7,890	8,236
New York State Housing Finance Agency Rev (Nursing Home & Health Care)	5.100%	11/1/12 (1)	9,550	9,968
New York State Thruway Auth. Rev (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,697
1 New York State Thruway Auth. Rev. TOB VRDO	2.730%	11/7/05 (2)	8,145	8,145
New York State Urban Dev. Corp. Rev (Personal Income Tax) GO	5.500%	3/15/23 (1)	14,600	16,631
Niagara County NY IDA Solid Waste Disposal Rev	5.625%	11/15/14	3,000	3,146
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,285
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/17 (ETM)	10,000	11,198
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/18	15,000	16,177
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/20 (1)	10,000	11,354
Triborough Bridge & Tunnel Auth. New York Rev (Convention Center)	7.250%	1/1/10	10,280	11,134
Westchester County NY Health Care Corp. Rev	5.875%	11/1/25	11,500	11,552
Westchester County NY Health Care Corp. Rev	6.000%	11/1/30	20,000	19,949
				549,454
North Carolina (2.9%)
Fayetteville NC Public Works Comm. Rev. VRDO	2.690%	11/7/05 (4)	4,500	4,500
New Hanover County NC Hosp. Rev (New Haven Regional Medical Center)	5.750%	10/1/16 (2)	12,500	13,008
North Carolina Capital Fac. Finance Agency Rev (Duke Univ.)	5.250%	10/1/39	35,000	36,294
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/13	17,455	18,645
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/14	6,000	6,457
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/15	8,000	8,515
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/16	3,000	3,184
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/17	2,000	2,114
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/18 (ETM)	6,665	8,163
North Carolina Medical Care Comm. Health Care Fac (The Presbyterian Homes, Inc.)	6.875%	10/1/21	4,000	4,272
North Carolina Medical Care Comm. Health Care Fac (The Presbyterian Homes, Inc.)	7.000%	10/1/31	15,000	15,964
North Carolina Medical Care Comm Retirement Fac. First Mortgage Rev (United Methodist Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	14,750
North Carolina Muni. Power Agency Rev	5.500%	1/1/15 (1)	3,500	3,871
				139,737

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northern Mariana Islands (0.2%)
3 Northern Mariana Islands GO	7.375%	6/1/30	10,500	11,279
Ohio (1.6%)
Montgomery County OH Hosp. Fac. Rev (Grandview Hosp.)	5.375%	12/1/05 (9)(ETM)	2,400	2,405
Montgomery County OH Hosp. Fac. Rev (Grandview Hosp.)	5.200%	12/1/06 (9)(ETM)	5,000	5,111
Montgomery County OH Hosp. Fac. Rev (Grandview Hosp.)	5.750%	12/1/07 (9)(ETM)	3,300	3,461
Montgomery County OH Hosp. Fac. Rev (Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,870
Montgomery County OH Hosp. Fac. Rev (Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	4,121
Ohio Common Schools PUT	2.450%	9/14/07	7,400	7,262
Ohio Solid Waste Rev (Waste Management Inc.) PUT	4.850%	11/1/07	15,465	15,701
Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	11,910
Parma OH Hosp. Improvement Rev (Parma Community General Hosp.)	5.350%	11/1/18	2,500	2,576
Scioto County OH Marine Terminal Fac (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	15,122
Univ. of Toledo OH General Receipts VRDO	2.730%	11/1/05 (3)	6,825	6,825
				79,364
Oklahoma (0.5%)
Tulsa OK Muni. Airport Transp. Rev (American Airlines) PUT	5.650%	12/1/08	25,000	23,553
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev (Legacy Health System)	5.250%	5/1/21	5,000	5,221
Klamath Falls OR Electric Rev	5.500%	1/1/07	5,800	5,742
Klamath Falls OR Electric Rev	5.750%	1/1/13	10,000	8,936
Portland OR Sewer System Rev	5.500%	6/1/06 (1)(Prere.)	5,000	5,072
Umatilla County OR Hosp. Fac. Auth. Rev (Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,544
Umatilla County OR Hosp. Fac. Auth. Rev (Catholic Health Initiative)	5.750%	12/1/20	1,595	1,719
Umatilla County OR Hosp. Fac. Auth. Rev (Catholic Health Initiative)	5.000%	5/1/32	3,000	3,045
				31,279

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (3.4%)
Allegheny County PA Airport Rev (Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,416
Allegheny County PA Port Auth. Rev	5.100%	7/1/14	1,000	1,022
Allegheny County PA Port Auth. Rev	5.600%	7/1/23	3,000	3,092
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/09	1,005	1,024
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/19	1,000	1,024
Delaware County PA IDA Resource Recovery Rev (American Fuel)	6.100%	1/1/06	5,500	5,520
Geisinger Health System Auth. of Pennsylvania Rev (Penn State Geisinger Health System)	5.500%	8/15/23	27,700	30,385
Lebanon County PA Health Fac. Auth (Pleasant View Retirement)	5.125%	12/15/20	1,000	986
Lebanon County PA Health Fac. Auth (Pleasant View Retirement)	5.300%	12/15/26	500	491
Pennsylvania Convention Center Auth. Rev	6.600%	9/1/09 (4)	2,065	2,092
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/14 (4)	3,500	3,546
Pennsylvania Convention Center Auth. Rev	6.750%	9/1/19 (4)	3,695	3,744
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,307
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,684
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	7,500	7,513
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev (Reliant Energy Seward Project) GO	6.750%	12/1/36	15,000	16,049
Pennsylvania GO	5.375%	7/1/18 (4)	14,800	16,556
Pennsylvania Higher Educ. Fac. Auth. Rev (State System of Higher Educ.)	5.000%	8/15/14 (2)	10,000	10,715
Pennsylvania Turnpike Comm. Rev. VRDO	2.680%	11/7/05	8,800	8,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Children's Hosp. of Philadelphia) VRDO	2.720%	11/1/05	400	400
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/14 (4)	10,000	10,735
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/11 (3)	21,500	25,003
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.720%	11/7/05 (2)	700	700
				165,804
Puerto Rico (2.4%)
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	24,000	24,010
Puerto Rico Public Buildings Auth Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,270
Puerto Rico Public Buildings Auth Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	35,231
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	36,777
				116,288

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.4%)
Richland County SC (International Paper)	6.100%	4/1/23	22,750	24,290
South Carolina Jobs Econ. Dev. Auth. Hosp Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	23,213
South Carolina Public Service Auth. Rev	5.000%	1/1/22 (1)	17,000	17,871
				65,374
Tennessee (2.2%)
Blount County TN Public Building Auth (Local Govt. Public Improvement Bonds) VRDO	2.740%	11/1/05 (2)	1,300	1,300
Memphis TN Electric System Rev	5.000%	12/1/16 (1)	40,000	42,342
Memphis-Shelby County TN Airport Auth. Rev	5.050%	9/1/12	5,100	5,346
Memphis-Shelby County TN Airport Auth. Rev	6.000%	3/1/24 (2)	7,450	8,029
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.200%	5/15/23	17,000	17,890
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,937
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	10,146
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,442
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,704
Springfield TN Health & Educ. Fac. Board Hosp. Rev (Northcrest Medical Center)	4.900%	8/1/08	1,900	1,918
				108,054
Texas (7.3%)
Austin TX Airport System Rev	6.450%	11/15/05 (1)(Prere.)	17,040	17,401
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/06	10,970	11,080
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/06	24,770	25,018
Brazos River Auth. Texas Rev (Reliant Energy Inc.)	7.750%	12/1/18	5,000	5,498
Brazos River TX Harbor Navigation Dist Brazoria County Environmental (Dow Chemical Co. Project) PUT 5.200%	5/15/08	35,200	36,319
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.000%	10/1/06	28,500	28,135
Harris County TX GO	0.000%	10/1/13 (1)	9,630	6,914
Harris County TX Health Fac. Dev. Corp. Rev (Methodist Hosp.) VRDO	2.720%	11/1/05	7,000	7,000
Harris County TX Health Fac. Dev. Corp. Rev (St. Luke's Episcopal Hosp.) VRDO	2.720%	11/1/05	15,200	15,200
Harris County TX Health Fac. Dev. Corp. Rev (Texas Medical Center) VRDO	2.740%	11/1/05 (1)	9,060	9,060
Harris County TX Hosp. Dist. Rev	7.400%	2/15/10 (2)(ETM)	4,070	4,317
Harris County TX Hosp. Dist. Rev	7.400%	2/15/10 (2)	7,835	8,509
Harris County TX Hosp. Dist. Rev	6.000%	2/15/14 (1)	13,985	15,318

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Houston TX Water & Sewer System Rev	0.000%	12/1/10 (2)	5,000	4,100
Houston TX Water & Sewer System Rev	0.000%	12/1/11 (2)	24,810	19,416
Houston TX Water & Sewer System Rev	0.000%	12/1/12 (2)	26,000	19,419
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30	11,000	12,299
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	7,799
1 Port Corpus Christi TX Auth. Rev Solid Waste Disposal (Flint Hills Resources LP Project) VRDO	3.000%	11/7/05	5,000	5,000
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/11	11,000	11,624
San Antonio TX Electric & Gas Rev	5.000%	2/1/17 (ETM)	2,560	2,733
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,240	5,604
Texas A & M Univ. Rev. Financing System	5.000%	5/15/14	5,000	5,357
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	7,080	7,582
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	5,550	5,943
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	5,000	5,324
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	3,245	3,455
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)(ETM)	280	173
Texas Muni. Power Agency Rev	0.000%	9/1/16 (1)	13,720	8,424
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,680
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,141
Texas Turnpike Auth. Dallas Northway Rev (President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	5,728
Texas Water Dev. Board GO	5.750%	8/1/31	21,395	23,392
Travis County TX Health Fac. Dev. Corp. Retirement Rev. (Querencia Barton Creek Project)	5.500%	11/15/25	1,000	976
Travis County TX Health Fac. Dev. Corp. Retirement Rev. (Querencia Barton Creek Project)	5.650%	11/15/35	1,600	1,554
				355,492
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.700%	7/1/17 (1)	10,000	10,349
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/21	12,500	12,692
				23,041
Virgin Islands (1.2%)
Virgin Islands Public Finance Auth. Rev	5.500%	10/1/07	6,530	6,772
Virgin Islands Public Finance Auth. Rev	6.000%	10/1/08	4,915	5,247
Virgin Islands Public Finance Auth. Rev	5.200%	10/1/09	3,065	3,210
Virgin Islands Public Finance Auth. Rev	5.750%	10/1/13	11,000	11,551
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/18	19,000	19,841
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/19	10,000	11,180
				57,801

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.7%)
Alexandria VA Redev. & Housing Auth. Rev (Portals West)	7.250%	10/1/31	5,715	5,734
Alexandria VA Redev. & Housing Auth. Rev (Portals West)	8.250%	4/1/32	475	478
Chesterfield County VA Mortgage Rev (Brandermill Woods)	6.500%	1/1/28	15,289	14,581
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/30	7,600	7,893
Lynchburg VA IDA Healthcare Fac. Rev (Centra Health)	5.200%	1/1/08 (Prere.)	2,985	3,130
Lynchburg VA IDA Healthcare Fac. Rev (Centra Health)	5.200%	1/1/18	515	526
Norfolk VA Redev. Housing Auth. GO	6.000%	1/1/25	500	513
Norfolk VA Redev. Housing Auth. GO	6.125%	1/1/35	1,100	1,127
Pocahontas Parkway Assoc Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/07	4,600	4,694
Pocahontas Parkway Assoc Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/09	6,000	6,229
Pocahontas Parkway Assoc Virginia Route 895 Connector Toll Road Rev	5.500%	8/15/28	24,000	24,714
Virginia Beach VA Dev. Auth. Residential Care Fac Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	10,417
Virginia Beach VA Dev. Auth. Residential Care Fac Mortgage Rev. (Westminster Canterbury)	5.250%	11/1/26	750	754
Virginia Beach VA Dev. Auth. Residential Care Fac Mortgage Rev. (Westminster Canterbury)	5.375%	11/1/32	1,000	1,005
				81,795
Washington (1.1%)
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	16,332
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	9,089
Chelan County WA Public Util. Dist (Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	14,898
Washington (Motor Vehicle Fuel Tax) GO	5.750%	7/1/06 (3)(Prere.)	6,790	6,912
Washington Health Care Fac. Auth. Rev (Seattle Cancer Care) VRDO	2.720%	11/7/05 LOC	4,250	4,250
				51,481
West Virginia (0.6%)
Mason County WV PCR (Appalachian Power Co. Project)	5.500%	10/1/22	20,000	20,342
West Virginia Building Comm. Rev (Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	10,092
				30,434

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,771
Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/07	18,900	18,466
Total Municipal Bonds (Cost $4,673,418)				4,834,510
Other Assets and Liabilities (0.8%)
Other Assets—Note B				76,636
Liabilities				(37,494)
				39,142
Net Assets (100%)				4,873,652

At October 31, 2005, net assets consisted of:[4]
Amount ($000)

Paid-in Capital	4,793,844

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(84,662)

Unrealized Appreciation

Investment Securities	161,092

Futures Contracts	3,378

Net Assets	4,873,652

Investor Shares-Net Assets

Applicable to 163,659,864 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,752,919

Net asset value per share-Investor Shares	$10.71

Admiral Shares-Net Assets

Applicable to 291,364,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,120,733

Net asset value per share-Admiral Shares	$10.71

•	See Note A in Notes to Financial Statements .
*	Non-income-producing security--interest payments in default.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $69,162,000, representing 1.4% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2005.
3	Securities with a value of $9,667,000 have been segregated as initial margin for open futures contracts.
4	See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For key to abbreviations and other references, see back cover.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation.
Note. UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2005: $127,000
Fiscal Year Ended October 31, 2004: $117,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended October 31, 2005: $2,152,740
Fiscal Year Ended October 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended October 31, 2005: $382,200
Fiscal Year Ended October 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended October 31, 2005: $98,400
Fiscal Year Ended October 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended October 31, 2005: $0
Fiscal Year Ended October 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2005: $98,400
Fiscal Year Ended October 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.